UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------

COMMON STOCK  -- 99.0%

CONSUMER DISCRETIONARY -- 15.6%
   Abercrombie & Fitch, Cl A                       4,600  $          216
   Amazon.Com (B)*                                 7,700             341
   American Eagle Outfitters*                      2,100              99
   Autoliv                                        95,200           4,598
   Autonation*                                    62,300           1,197
   Autozone (B)*                                   3,200             292
   Barnes & Noble*                                22,100             713
   Bed Bath & Beyond*                            124,600           4,963
   Belo, Cl A                                      1,100              29
   Best Buy                                       10,250             609
   Big Lots*                                       6,400              78
   Black & Decker                                 12,300           1,086
   BorgWarner                                     10,700             580
   Brinker International*                          4,100             144
   Brunswick                                       2,700             134
   Cablevision Systems, Cl A*                     19,800             493
   Caesars Entertainment*                          4,100              83
   Carmax (B)*                                    46,780           1,452
   Carnival (B)                                   19,940           1,149
   CBRL Group                                      5,000             209
   CEC Entertainment*                              3,000             120
   Centex                                         25,600           1,525
   Cheesecake Factory (B)*                         2,250              73
   Chico's FAS*                                    1,700              77
   Clear Channel Communications                  239,820           8,032
   Coach*                                          3,600             203
   Comcast, Cl A (B)*                            183,283           6,100
   Comcast, Special Cl A (B)*                     66,000           2,167
   Cumulus Media, Cl A*                            4,800              72
   Dana                                          116,400           2,017
   Darden Restaurants                             36,300           1,007
   Delphi                                        121,100           1,092
   Dillard's, Cl A                                 4,800             129
   DIRECTV Group*                                 29,965             502
   Dollar General (B)                              6,800             141
   Dollar Tree Stores*                            35,900           1,030
   Dow Jones                                       1,597              69
   DR Horton (B)                                  90,725           3,657
   Eagle Materials                                   387              33
   Eastman Kodak                                  45,600           1,471
   eBay*                                         239,284          27,824
   EchoStar Communications, Cl A*                301,090          10,008
   Family Dollar Stores                           78,520           2,452
   Federated Department Stores                    72,000           4,161
   Foot Locker                                    10,700             288
   Ford Motor (B)                                313,300           4,587
   Fortune Brands                                  7,500             579
   Fox Entertainment Group, Cl A*                  9,000             281
   Furniture Brands International                  1,800              45
   GameStop, Cl A (B)*                             2,900              65
   GameStop, Cl B*                                 9,389             210
   Gannett                                        38,550           3,150
   Gap (B)                                        25,900             547
   General Motors (B)                             68,500           2,744
   Gentex (B)                                      4,500             167
   Genuine Parts                                   9,900             436
   Goodyear Tire & Rubber (B)*                     9,800             144
   Harley-Davidson                                12,500             759
   Harman International Industries                   500              63
   Harrah's Entertainment (B)                     58,260           3,897
   Hasbro                                         46,600             903
   Hearst-Argyle Television                        1,400              37
   Hilton Hotels                                  16,500             375
   Home Depot (B)                                282,300          12,065

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   IAC/InterActive*                               13,740  $          379
   International Game Technology                 202,400           6,958
   Interpublic Group (B)*                         41,600             557
   JC Penney                                      53,300           2,207
   Johnson Controls (B)                           26,000           1,649
   Jones Apparel Group                            41,500           1,518
   KB Home                                        23,600           2,464
   Kmart Holding (B)*                             13,400           1,326
   Knight-Ridder                                  19,500           1,305
   Kohl's (B)*                                   213,719          10,509
   Lamar Advertising, Cl A*                       39,400           1,686
   Lear                                            1,400              85
   Leggett & Platt                                 9,500             270
   Lennar, Cl A (B)                               20,200           1,145
   Lennar, Cl B                                      520              27
   Liberty Media International, Cl A*            185,478           8,575
   Liberty Media, Cl A*                          215,350           2,365
   Limited                                       112,700           2,594
   Liz Claiborne                                   3,400             143
   Lowe's (B)                                    221,980          12,784
   Mandalay Resort Group                           1,200              84
   Marriott International, Cl A (B)              202,788          12,772
   Mattel                                         18,400             359
   May Department Stores                          57,300           1,685
   Maytag (B)                                     33,400             705
   McClatchy, Cl A                                 1,900             136
   McDonald's                                    522,100          16,739
   McGraw-Hill                                    86,990           7,963
   Metro-Goldwyn-Mayer                            11,200             133
   MGM Mirage (B)*                                94,000           6,838
   Mohawk Industries*                              1,900             173
   MSC Industrial Direct, Cl A                     4,000             144
   Neiman-Marcus Group, Cl A                       1,800             129
   New York Times, Cl A                            7,700             314
   Newell Rubbermaid (B)                           3,800              92
   Nike, Cl B                                      5,200             472
   Nordstrom                                      21,600           1,009
   NTL (B)*                                          600              44
   NVR (B)*                                        2,700           2,077
   O'Reilly Automotive*                            1,800              81
   Office Depot*                                  18,100             314
   OfficeMax                                      12,800             402
   Omnicom Group                                  60,000           5,059
   Outback Steakhouse                              2,800             128
   PetsMart (B)                                    4,400             156
   Polaris Industries                             16,900           1,150
   Pulte Homes                                     7,200             459
   Radio One, Cl D*                                9,300             150
   RadioShack (B)                                  3,100             102
   Reebok International                            2,100              92
   Ross Stores (B)                                 5,200             150
   Ruby Tuesday                                    2,600              68
   Saks (B)                                       29,950             435
   Sears Roebuck (B)                              41,400           2,113
   Sherwin-Williams                               62,700           2,798
   Sirius Satellite Radio (B)*                    27,614             211
   Snap-On                                         3,900             134
   Stanley Works                                  77,100           3,777
   Staples                                       320,700          10,811
   Starbucks*                                     25,000           1,559
   Starwood Hotels & Resorts Worldwide            35,860           2,094
   Talbots                                         1,200              33
   Target                                        138,300           7,182
   Tiffany                                         2,600              83
   Timberland, Cl A (B)*                          13,100             821
   Time Warner*                                  957,479          18,613
   TJX                                            24,000             603

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          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Toys "R" Us*                                   15,900  $          325
   Tribune                                         9,800             413
   Univision Communications, Cl A (B)*           159,710           4,675
   Valassis Communications*                       44,840           1,570
   VF                                             48,700           2,697
   Viacom, Cl B                                  249,224           9,069
   Walt Disney                                   301,574           8,384
   Washington Post, Cl B                             200             197
   Wendy's International (B)                      35,700           1,402
   Westwood One*                                   3,500              94
   Whirlpool                                      13,000             900
   Williams-Sonoma (B)*                            4,000             140
   Wynn Resorts (B)*                               3,700             248
   XM Satellite Radio Holdings, Cl A (B)*        229,800           8,645
   Yum! Brands                                     9,600             453
   Zale*                                          32,700             977
                                                          -----------------
                                                                 333,950
                                                          -----------------
CONSUMER STAPLES -- 8.1%
   Adolph Coors, Cl B (B)                         10,900             825
   Albertson's (B)                                51,000           1,218
   Altria Group                                  311,100          19,008
   Anheuser-Busch                                 34,200           1,735
   Archer-Daniels-Midland                        203,357           4,537
   Avon Products                                 117,060           4,530
   BJ's Wholesale Club (B)*                       30,600             891
   Brown-Forman, Cl B                              2,400             117
   Campbell Soup                                  11,300             338
   Clorox                                          7,900             466
   Coca-Cola                                      67,305           2,802
   Coca-Cola Enterprises                          42,000             876
   Colgate-Palmolive                              77,204           3,950
   ConAgra Foods                                  41,400           1,219
   Constellation Brands, Cl A*                     3,000             140
   Costco Wholesale (B)                           71,700           3,471
   CVS                                            14,900             672
   Dean Foods (B)*                                19,521             643
   Energizer Holdings (B)*                        83,080           4,128
   General Mills                                  40,100           1,993
   Gillette                                      406,907          18,221
   Hershey Foods                                  22,600           1,255
   HJ Heinz                                        6,900             269
   Hormel Foods                                    4,000             125
   Kellogg                                        12,500             558
   Kimberly-Clark                                 88,700           5,837
   Kraft Foods, Cl A (B)                           7,624             271
   Kroger*                                       163,900           2,875
   Loews--Carolina Group                           5,300             153
   McCormick                                       4,200             162
   NBTY*                                           2,000              48
   Pepsi Bottling Group                           71,900           1,944
   PepsiAmericas                                  38,200             811
   PepsiCo                                       295,059          15,402
   Pilgrim's Pride (B)                             2,300              71
   Procter & Gamble                              319,376          17,591
   Reynolds American (B)                          41,700           3,278
   Safeway*                                       91,734           1,811
   Sara Lee                                       95,100           2,296
   Smithfield Foods*                               2,700              80
   Supervalu                                      76,600           2,644
   Sysco                                          26,900           1,027
   Tyson Foods, Cl A                              97,545           1,795
   UST                                            37,800           1,819
   Wal-Mart Stores                               505,160          26,683
   Walgreen                                      223,900           8,591
   Whole Foods Market                              2,500             238

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Wm. Wrigley Jr.                                58,710  $        4,062
                                                          -----------------
                                                                 173,476
                                                          -----------------
ENERGY -- 7.2%
   Amerada Hess                                   22,900           1,887
   Anadarko Petroleum                             24,800           1,607
   Apache                                         11,781             596
   Ashland                                        17,700           1,033
   Baker Hughes                                    4,500             192
   BJ Services*                                    3,100             144
   Burlington Resources                           73,000           3,175
   Chesapeake Energy (B)                           2,400              40
   ChevronTexaco                                 463,862          24,357
   Cimarex Energy*                                 2,285              87
   ConocoPhillips                                280,865          24,388
   Cross Timbers Royalty Trust*                      105               4
   Devon Energy                                   49,690           1,934
   El Paso (B)*                                  147,400           1,533
   ENSCO International                             6,000             190
   Exxon Mobil                                 1,227,682          62,931
   Forest Oil*                                     2,300              73
   Grant Prideco*                                  9,100             182
   Halliburton (B)                                28,500           1,118
   Helmerich & Payne                               4,300             146
   Kerr-McGee                                      6,500             376
   Kinder Morgan (B)                               4,500             329
   Marathon Oil                                   94,831           3,567
   Murphy Oil                                      7,800             628
   National-Oilwell (B)*                           6,500             229
   Newfield Exploration*                          19,200           1,134
   Noble Energy (B)                                5,500             339
   Occidental Petroleum                           71,700           4,184
   Patterson-UTI Energy                           14,000             272
   Petrokazakhstan, Cl A                          22,400             831
   Pioneer Natural Resources                       9,900             347
   Pogo Producing                                  6,900             335
   Premcor*                                        1,800              76
   Rowan*                                         11,200             290
   Schlumberger                                  110,251           7,381
   Smith International*                            7,200             392
   Sunoco (B)                                     26,800           2,190
   Tidewater                                       1,900              68
   Unocal                                         49,716           2,150
   Valero Energy                                   8,248             374
   Varco International (B)*                        4,700             137
   Western Gas Resources                          19,000             556
   Williams (B)                                   12,500             204
   XTO Energy                                     34,332           1,215
                                                          -----------------
                                                                 153,221
                                                          -----------------
FINANCIALS  -- 22.6%
   21st Century Insurance Group                    9,000             122
   A.G. Edwards                                   23,600           1,020
   ACE                                            14,200             607
   Affiliated Managers Group (B)*                  1,350              91
   Aflac                                          19,300             769
   Allied Capital (B)                              2,400              62
   Allmerica Financial*                           15,400             506
   Allstate                                      130,700           6,760
   AMB Property+                                   3,400             137
   AMBAC Financial Group                          18,650           1,532
   American Express (B)                          139,000           7,835
   American International Group                  380,779          25,006
   AmeriCredit (B)*                                5,700             139
   Ameritrade Holding*                             8,700             124
   AmerUs Group                                    1,200              54

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   AmSouth Bancorp (B)                            66,600  $        1,725
   Annaly Mortgage Management+ (B)                 4,300              84
   AON (B)                                        13,100             313
   Archstone-Smith Trust+                         35,100           1,344
   Arden Realty+                                   1,400              53
   Arthur J Gallagher                              1,900              62
   Astoria Financial (B)                          58,800           2,350
   Axis Capital Holdings                          20,250             554
   Bank of America                               835,294          39,250
   Bank of Hawaii                                 21,100           1,071
   Bank of New York                               28,800             963
   Banknorth Group                                 4,600             168
   BB&T (B)                                       35,400           1,489
   Bear Stearns                                   33,100           3,386
   Boston Properties+                              3,200             207
   Capital One Financial                          16,300           1,373
   CarrAmerica Realty+                             3,400             112
   Catellus Development+                           2,941              90
   CBL & Associates Properties+                    9,700             741
   Centerpoint Properties Trust+                   1,000              48
   Charles Schwab                              1,050,235          12,561
   Chicago Mercantile Exchange                    25,600           5,855
   Chubb                                          45,300           3,484
   Cincinnati Financial                            6,195             274
   CIT Group                                      23,100           1,058
   Citigroup                                   1,020,870          49,186
   Citizens Banking                                1,800              62
   Comerica                                       41,500           2,532
   Commerce Bancorp (B)                           14,600             940
   Commerce Group                                 15,000             916
   Compass Bancshares                              4,000             195
   Countrywide Financial                          90,998           3,368
   Crescent Real Estate Equity+                    2,000              37
   Developers Diversified Realty+                  2,400             107
   Doral Financial                                25,050           1,234
   Duke Realty+                                   11,100             379
   E*Trade Financial*                              5,900              88
   Equity Office Properties Trust +              132,957           3,872
   Equity Residential +                           50,800           1,838
   Erie Indemnity, Cl A                            7,000             368
   Fannie Mae (B)                                127,920           9,109
   Federated Investors, Cl B                       3,500             106
   Fidelity National Financial                    55,933           2,554
   Fifth Third Bancorp                            15,367             727
   First American                                 53,200           1,869
   First Horizon National                         65,700           2,832
   FirstMerit (B)                                  5,200             148
   Franklin Resources                             94,000           6,547
   Freddie Mac                                   143,220          10,555
   Fremont General                                29,300             738
   Friedman Billings Ramsey Group, Cl A+          83,641           1,622
   GATX                                            3,200              95
   General Growth Properties+                     57,700           2,086
   Genworth Financial, Cl A*                      19,600             529
   Golden West Financial                          36,200           2,223
   Goldman Sachs Group                           209,000          21,744
   Greater Bay Bancorp                             3,700             103
   Hartford Financial Services Group              57,600           3,992
   HCC Insurance Holdings                          2,000              66
   Health Care Property Investors+                 1,700              47
   Hibernia, Cl A                                 38,300           1,130
   Highwoods Properties+                           1,500              42
   Hospitality Properties Trust+                   1,000              46
   Host Marriott+*                                19,800             343
   Huntington Bancshares                          89,600           2,220
   Independence Community Bank                    29,000           1,235

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                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   IndyMac Bancorp                                19,500  $          672
   Instinet Group*                                 7,900              48
   Investment Technology Group*                    2,400              48
   iStar Financial+                                5,400             244
   Janus Capital Group                            21,900             368
   Jefferson-Pilot                                42,200           2,193
   JPMorgan Chase                                596,496          23,269
   Keycorp (B)                                   153,800           5,214
   Kimco Realty+                                   1,600              93
   Legg Mason                                      9,300             681
   Lehman Brothers Holdings                       98,069           8,579
   Liberty Property Trust+                         3,300             143
   Lincoln National                              114,800           5,359
   Loews                                          16,900           1,188
   M&T Bank (B)                                    3,500             377
   Macerich+                                       1,300              82
   Mack-Cali Realty+                               4,800             221
   Manulife Financial                              9,245             427
   Markel*                                           300             109
   Marsh & McLennan                                8,907             293
   Marshall & Ilsley                              29,600           1,308
   MBIA                                           55,700           3,525
   MBNA (B)                                      351,260           9,902
   Mellon Financial                               25,100             781
   Mercantile Bankshares                           1,300              68
   Mercury General                                15,700             941
   Merrill Lynch                                 118,800           7,101
   Metlife                                       199,100           8,066
   MGIC Investment                                 5,400             372
   Mills+                                            900              57
   MoneyGram International*                        3,400              72
   Moody's (B)                                   142,640          12,388
   Morgan Stanley                                147,900           8,211
   National City                                 234,800           8,817
   Nationwide Financial Services, Cl A            10,600             405
   New York Community Bancorp (B)                  4,474              92
   North Fork Bancorporation -- NY Shares         44,028           1,270
   Northern Trust                                160,700           7,807
   Nuveen Investments, Cl A                        2,400              95
   Old Republic International                     34,350             869
   Pan Pacific Retail Properties+                  1,400              88
   Peoples Bank Bridgeport                         3,000             117
   Phoenix (B)                                    22,400             280
   Piper Jaffray*                                    732              35
   Plum Creek Timber+                             42,900           1,649
   PMI Group                                      20,900             873
   PNC Financial Services Group                  117,500           6,749
   Popular                                       100,300           2,892
   Principal Financial Group                      65,100           2,665
   Progressive (B)                                17,200           1,459
   Prologis+                                      12,100             524
   Protective Life                                 4,000             171
   Providian Financial*                           15,500             255
   Prudential Financial                           83,500           4,589
   Public Storage+                                 4,100             229
   Radian Group                                   19,200           1,022
   Raymond James Financial                         2,700              84
   Rayonier+                                       1,400              68
   Regency Centers+                                1,700              94
   Regions Financial (B)                         104,080           3,704
   Safeco                                         22,700           1,186
   Silicon Valley Bancshares*                      3,100             139
   Simon Property Group +                          7,100             459
   SL Green Realty+                                  800              48
   SLM (B)                                        21,900           1,169
   Sovereign Bancorp                              15,600             352

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   St. Joe                                        20,400  $        1,310
   St. Paul Travelers                             72,207           2,677
   Stancorp Financial Group                       11,200             924
   State Street                                   62,440           3,067
   SunTrust Banks                                 69,700           5,149
   Synovus Financial                               1,800              51
   T Rowe Price Group                              5,000             311
   TCF Financial                                   4,400             141
   Torchmark                                      37,500           2,143
   UnionBanCal                                    14,200             916
   Unitrin                                         1,100              50
   UnumProvident (B)                               8,900             160
   US Bancorp                                    342,461          10,726
   Ventas+                                         1,600              44
   Vornado Realty Trust+                           3,000             228
   Wachovia                                      395,192          20,787
   Waddell & Reed Financial, Cl A                  7,800             186
   Washington Mutual                             138,968           5,876
   Webster Financial                              18,400             932
   Weingarten Realty Investors+                    1,400              56
   Wells Fargo                                   203,000          12,616
   Whitney Holding                                 1,600              72
   Willis Group Holdings (B)                      32,200           1,326
   WR Berkley                                      2,700             127
   XL Capital, Cl A                                4,700             365
   Zions Bancorporation                            1,600             109
                                                          -----------------
                                                                 484,213
                                                          -----------------
HEALTH CARE -- 10.8%
   Abbott Laboratories                            56,600           2,640
   Accredo Health*                                 1,777              49
   Advanced Medical Optics (B)*                    2,444             101
   Aetna                                          15,700           1,959
   Affymetrix (B)*                                 3,200             117
   Alcon                                           3,800             306
   Allergan                                      128,300          10,401
   American Pharmaceutical
   Partners (B)*                                   1,800              67
   AmerisourceBergen (B)                          27,938           1,639
   Amgen*                                        308,779          19,808
   Applera - Applied Biosystems Group             78,800           1,648
   Barr Pharmaceuticals*                           3,300             150
   Bausch & Lomb (B)                              16,900           1,089
   Baxter International                           22,100             763
   Beckman Coulter                                11,600             777
   Becton Dickinson                               37,200           2,113
   Biogen Idec*                                   13,740             915
   Biomet                                         10,050             436
   Boston Scientific*                            201,300           7,156
   Bristol-Myers Squibb (B)                      234,000           5,995
   Cardinal Health                                32,930           1,915
   Caremark Rx*                                  200,344           7,900
   Celgene*                                        8,800             234
   Cephalon (B)*                                   1,200              61
   Charles River Laboratories International*       1,700              78
   Cigna                                          38,900           3,173
   Cooper                                            700              49
   Covance*                                        2,700             105
   Coventry Health Care (B)*                       1,500              80
   CR Bard                                         3,800             243
   Cytyc*                                          6,000             165
   DaVita*                                         4,650             184
   Dentsply International                            900              51
   Eli Lilly                                     167,093           9,483
   Endo Pharmaceuticals Holdings*                  3,470              73
   Eon Labs*                                       1,777              48

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                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Express Scripts*                                1,500  $          115
   Eyetech Pharmaceuticals*                        1,100              50
   Fisher Scientific International*                2,000             125
   Forest Laboratories*                           14,328             643
   Genentech (B)*                                395,700          21,542
   Genzyme (B)*                                   54,100           3,142
   Gilead Sciences*                               15,000             525
   Guidant                                        13,700             988
   HCA                                            18,100             723
   Health Management Associates, Cl A             36,300             825
   Health Net*                                     3,200              92
   Hospira*                                        4,710             158
   Humana*                                        88,800           2,637
   ICOS*                                           2,300              65
   ImClone Systems*                                1,100              51
   IMS Health                                      3,944              92
   Inamed (B)*                                     1,300              82
   Invitrogen (B)*                                 2,700             181
   IVAX*                                           2,850              45
   Johnson & Johnson                             251,787          15,968
   King Pharmaceuticals*                          14,378             178
   Laboratory of America Holdings*                 5,300             264
   Lincare Holdings (B)*                           3,500             149
   Manor Care (B)                                  3,700             131
   McKesson                                       41,452           1,304
   Medco Health Solutions*                        14,724             613
   Medicis Pharmaceutical, Cl A                    2,900             102
   Medimmune*                                     12,500             339
   Medtronic (B)                                 500,873          24,878
   Merck                                         255,071           8,198
   Mettler Toledo International*                   2,300             118
   Millennium Pharmaceuticals*                     8,614             104
   Millipore*                                      1,400              70
   Mylan Laboratories                             19,800             350
   Omnicare                                        2,544              88
   Pacificare Health Systems (B)*                  1,300              74
   Patterson*                                      5,000             217
   PerkinElmer                                   143,700           3,232
   Pfizer                                        683,530          18,380
   Pharmaceutical Product Development*             4,300             178
   Quest Diagnostics                               2,400             229
   Renal Care Group*                               4,350             157
   Resmed*                                         1,300              67
   Schering-Plough                                52,462           1,095
   Sepracor (B)*                                   1,700             101
   St. Jude Medical*                              30,600           1,283
   Steris*                                         5,400             128
   Stryker                                        12,200             589
   Thermo Electron*                                7,000             211
   UnitedHealth Group                             35,946           3,164
   Universal Health Services, Cl B                 1,600              71
   Valeant Pharmaceuticals (B)                    12,000             316
   Varian Medical Systems*                         1,600              69
   VCA Antech*                                     4,000              78
   Waters*                                         5,800             271
   Watson Pharmaceuticals*                        10,600             348
   WellPoint*                                    123,574          14,211
   Wyeth                                         232,052           9,883
   Zimmer Holdings*                              119,700           9,590
                                                          -----------------
                                                                 230,848
                                                          -----------------
INDUSTRIALS -- 10.6%
   3M                                             87,730           7,200
   AGCO (B)*                                       1,800              39
   Allied Waste Industries*                       13,709             127
   American Power Conversion                       7,400             158

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   American Standard*                              7,200  $          298
   AMN Healthcare Services*                        7,200             115
   Apollo Group, Cl A*                            45,365           3,661
   Avery Dennison (B)                              2,400             144
   Boeing                                        121,603           6,295
   Brink's                                        13,800             545
   Burlington Northern Santa Fe                  175,700           8,312
   Career Education (B)*                           4,727             189
   Caterpillar                                    71,318           6,954
   Cavco Industries*                                 130               6
   Cendant (B)                                   475,060          11,107
   CH Robinson Worldwide                           3,200             178
   ChoicePoint*                                    2,600             120
   Cintas                                        127,719           5,602
   Continental Airlines, Cl B*                     4,900              66
   Crane                                          20,000             577
   CSX                                            25,200           1,010
   Cummins                                        13,100           1,098
   Danaher                                        10,200             586
   Deere                                          68,500           5,096
   Deluxe                                         27,900           1,042
   DeVry*                                          2,042              35
   Dover                                           6,100             256
   Dun & Bradstreet*                               1,600              95
   Eagle Materials                                   115              10
   Eaton                                          50,400           3,647
   Education Management*                           1,400              46
   Emerson Electric                               30,883           2,165
   Equifax                                         7,600             214
   Expeditors International Washington           153,400           8,572
   Fastenal                                       65,300           4,020
   FedEx                                          13,400           1,320
   Flowserve*                                     12,000             331
   Fluor                                           1,500              82
   General Dynamics                               38,600           4,038
   General Electric                            1,674,209          61,109
   Goodrich                                       27,000             881
   H&R Block                                       6,800             333
   Harsco                                          2,300             128
   Herman Miller                                   1,900              53
   HNI                                            24,100           1,038
   Honeywell International                       116,300           4,118
   Hubbell, Cl B                                  15,800             826
   Hudson Highland Group*                            750              22
   IKON Office Solutions                           5,300              61
   Illinois Tool Works                            48,800           4,523
   Iron Mountain*                                  6,300             192
   ITT Educational Services (B)*                   1,200              57
   ITT Industries                                  4,000             338
   Jacobs Engineering Group*                       1,040              50
   JB Hunt Transport Services                      1,900              85
   JetBlue Airways (B)*                            6,600             153
   L-3 Communications Holdings                    15,200           1,113
   Lafarge North America                           3,100             159
   Lockheed Martin                                53,700           2,983
   Manpower                                        2,200             106
   Masco (B)                                     114,500           4,183
   Monster Worldwide*                             10,000             336
   Navistar International*                         1,400              62
   Norfolk Southern                               69,700           2,522
   Northrop Grumman                               89,334           4,856
   Northwest Airlines (B)*                        26,000             284
   Paccar                                         21,875           1,761
   Pall                                            9,500             275
   Parker Hannifin                                19,400           1,469
   Pentair                                         4,800             209
   Pitney Bowes                                    9,600             444

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Raytheon                                       69,171  $        2,686
   Republic Services                               6,400             215
   Robert Half International                       5,800             171
   Rockwell Automation                             6,000             297
   Rockwell Collins                                7,900             312
   RR Donnelley & Sons                            30,234           1,067
   Ryder System                                   19,800             946
   Service International*                          7,000              52
   ServiceMaster (B)                              14,400             199
   Shaw Group (B)*                                 3,100              55
   Skywest                                         8,800             177
   Southwest Airlines                             37,900             617
   SPX                                            36,000           1,442
   Steelcase, Cl A                                 3,900              54
   Swift Transportation*                           2,900              62
   Teekay Shipping                                32,800           1,381
   Textron                                        27,022           1,994
   Tyco International                             53,100           1,898
   Union Pacific                                  16,100           1,083
   United Parcel Service, Cl B (B)               217,346          18,574
   United Rentals (B)*                             9,100             172
   United Technologies                            48,672           5,030
   Viad                                            3,875             110
   W.W. Grainger                                   4,800             320
   Waste Management                               25,091             751
   Weight Watchers International (B)*            165,000           6,777
   York International                              1,400              48
                                                          -----------------
                                                                 226,575
                                                          -----------------
INFORMATION TECHNOLOGY -- 15.4%
   Activision*                                    80,200           1,618
   Acxiom (B)                                      2,400              63
   Adaptec*                                        5,300              40
   Adobe Systems                                   9,900             621
   Advanced Micro Devices (B)*                    12,900             284
   Advent Software*                                2,800              57
   Affiliated Computer Services, Cl A*             4,200             253
   Agilent Technologies*                          14,100             340
   Altera*                                        12,800             265
   Amphenol, Cl A*                                 2,200              81
   Analog Devices (B)                             22,100             816
   Andrew*                                        18,500             252
   Apple Computer*                                12,800             824
   Applied Materials*                             49,116             840
   Arrow Electronics*                             53,900           1,310
   Autodesk                                       38,200           1,450
   Automatic Data Processing                      64,700           2,869
   Avaya*                                          8,100             139
   Avnet*                                         51,900             947
   Avocent*                                        1,300              53
   AVX                                             9,900             125
   BEA Systems*                                   19,700             175
   BMC Software*                                   8,900             166
   Broadcom, Cl A*                                 7,000             226
   Cadence Design Systems (B)*                    14,800             204
   CDW (B)                                         3,590             238
   Ceridian*                                       2,963              54
   Certegy                                         3,300             117
   Checkfree (B)*                                  3,200             122
   Cisco Systems*                              1,038,120          20,036
   Citrix Systems*                                28,500             699
   Cognizant Technology Solutions, Cl A*           4,456             189
   Computer Associates International (B)          24,600             764
   Computer Sciences*                              4,625             261
   Compuware*                                      7,524              49
   Comverse Technology (B)*                       21,100             516

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Convergys*                                     55,100  $          826
   Corning (B)*                                   79,500             936
   Cree (B)*                                       1,800              72
   CSG Systems International*                      8,100             151
   Cypress Semiconductor*                         12,500             147
   Dell*                                         426,730          17,982
   Diebold                                         5,800             323
   DST Systems*                                    1,700              89
   Earthlink*                                     20,900             241
   Electronic Arts (B)*                           62,312           3,843
   Electronic Data Systems (B)                    33,800             781
   EMC*                                          434,086           6,455
   Fair Isaac                                      4,050             149
   Fairchild Semiconductor International*          3,400              55
   First Data                                    681,415          28,987
   Fiserv*                                       150,350           6,043
   Flextronics International*                     16,800             232
   Foundry Networks*                               4,205              55
   Freescale Semiconductor, Cl B                  16,308             299
   Global Payments (B)                             2,000             117
   Google, Cl A*                                  10,600           2,047
   Harris                                         19,800           1,223
   Hewlett-Packard                               503,027          10,549
   Ingram Micro, Cl A*                           143,500           2,985
   Integrated Circuit Systems*                     2,600              54
   Integrated Device Technology*                   9,200             106
   Intel                                         812,386          19,002
   International Business Machines               155,171          15,297
   International Rectifier*                        1,900              85
   Intersil, Cl A                                  5,500              92
   Intuit*                                       156,900           6,905
   Jabil Circuit*                                  5,300             136
   Juniper Networks (B)*                          88,800           2,414
   Kemet*                                         12,000             107
   Kla-Tencor*                                     6,100             284
   Lam Research (B)*                               2,600              75
   Lexmark International, Cl A*                   76,000           6,460
   Linear Technology (B)                         221,800           8,597
   LSI Logic*                                     13,812              76
   Lucent Technologies (B)*                      435,397           1,637
   Macromedia*                                     7,400             230
   Maxim Integrated Products (B)                 109,500           4,642
   McAfee (B)*                                    64,600           1,869
   MEMC Electronic Materials*                      5,000              66
   Mercury Interactive (B)*                        1,600              73
   Microchip Technology                            7,300             195
   Micron Technology (B)*                          3,504              43
   Microsoft (B)                               1,637,780          43,745
   MKS Instruments*                                3,500              65
   Molex                                           1,400              42
   Motorola                                      147,700           2,540
   National Semiconductor (B)*                    29,200             524
   NCR*                                           32,800           2,271
   Network Appliance*                             10,900             362
   Novellus Systems*                              10,600             296
   Nvidia (B)*                                    15,700             370
   Oracle*                                       676,000           9,275
   Paychex                                       583,766          19,895
   Peoplesoft*                                    12,700             336
   Perot Systems, Cl A*                           13,400             215
   Plantronics                                     1,000              41
   PMC - Sierra*                                   6,600              74
   Polycom*                                       11,200             261
   QLogic*                                         4,300             158
   Qualcomm (B)                                  709,184          30,069
   Red Hat*                                        3,039              41
   Reynolds & Reynolds, Cl A (B)                   3,400              90

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   RF Micro Devices*                              18,400  $          126
   Sabre Holdings, Cl A                           86,300           1,912
   Sandisk (B)*                                  258,500           6,455
   Sanmina-SCI*                                   70,541             598
   Scientific-Atlanta                              5,000             165
   Semtech (B)*                                   11,500             252
   Siebel Systems*                                22,800             239
   Solectron*                                     45,500             243
   Storage Technology*                             6,000             190
   Sun Microsystems*                             145,000             780
   Sungard Data Systems*                          14,300             405
   Sybase*                                         2,400              48
   Symantec*                                      39,800           1,025
   Symbol Technologies                             7,600             132
   Synopsys*                                       5,577             109
   Tech Data*                                      8,886             403
   Tektronix                                      16,600             502
   Tellabs (B)*                                   61,865             531
   Teradyne*                                      18,800             321
   Texas Instruments                              60,030           1,478
   TIBCO Software*                                 3,900              52
   Titan*                                          3,800              62
   Unisys*                                        61,900             630
   Utstarcom (B)*                                  4,100              91
   VeriSign*                                      14,900             499
   Veritas Software*                              15,742             449
   WebMD (B)*                                     20,600             168
   Western Digital*                                5,000              54
   Xerox (B)*                                    103,300           1,757
   Xilinx                                         22,000             652
   Yahoo! (B)*                                   218,600           8,237
   Zebra Technologies, Cl A*                         900              51
                                                          -----------------
                                                                 329,381
                                                          -----------------
MATERIALS -- 2.8%
   Agrium                                         48,100             810
   Air Products & Chemicals                        9,900             574
   Alcan                                           4,600             226
   Alcoa                                          31,800             999
   Ball                                            3,000             132
   Bemis                                          37,400           1,088
   Bowater                                         1,600              70
   Consol Energy                                   2,800             115
   Dow Chemical                                   91,856           4,548
   E.I. Du Pont de Nemours                        74,800           3,669
   Eastman Chemical                               55,000           3,175
   Ecolab                                         11,200             393
   Engelhard                                      40,200           1,233
   Florida Rock Industries                         1,200              71
   Freeport-McMoRan Copper & Gold, Cl B            5,100             195
   Georgia-Pacific                                96,200           3,606
   Hercules*                                       6,500              97
   International Flavors & Fragrances              6,200             266
   International Paper                            38,600           1,621
   Louisiana-Pacific                              91,700           2,452
   Lubrizol                                       48,400           1,784
   Martin Marietta Materials                      14,200             762
   Massey Energy                                   1,600              56
   MeadWestvaco                                   13,100             444
   Monsanto                                       40,338           2,241
   Neenah Paper (B)*                                 599              20
   Newmont Mining                                 18,200             808
   Nucor                                         108,000           5,653
   OM Group*                                      20,900             678
   Owens-Illinois*                                 2,200              50
   Pactiv*                                         8,000             202

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
---------------------------------------------------------------------------
   Peabody Energy (B)                              2,200  $          178
   Phelps Dodge                                    8,900             880
   PPG Industries                                 61,800           4,212
   Praxair                                       213,200           9,413
   Rohm & Haas                                    25,600           1,132
   RPM International                               3,000              59
   Sealed Air (B)*                                10,500             559
   Sigma-Aldrich (B)                              10,100             611
   Smurfit-Stone Container*                        6,260             117
   Sonoco Products                                18,600             551
   Southern Peru Copper                           17,600             831
   Temple-Inland                                   4,700             321
   United States Steel (B)                        26,200           1,343
   Vulcan Materials                                4,100             224
   Weyerhaeuser                                   27,314           1,836
                                                          -----------------
                                                                  60,305
                                                          -----------------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                                         53,900           3,167
   AT&T                                          252,300           4,809
   BellSouth                                     392,600          10,910
   CenturyTel                                     26,400             937
   Citizens Communications                        22,700             313
   Crown Castle International (B)*               117,810           1,960
   Level 3 Communications (B)*                    11,724              40
   Nextel Communications, Cl A*                   43,100           1,293
   Nokia ADR*                                    418,800           6,563
   Qwest Communications International*            23,661             105
   SBC Communications                            564,921          14,558
   Sprint (B)*                                   130,750           3,249
   Telephone & Data Systems                       18,900           1,454
   US Cellular*                                   11,000             493
   Verizon Communications (B)                    419,209          16,982
   West*                                           2,600              86
                                                          -----------------
                                                                  66,919
                                                          -----------------
UTILITIES -- 2.8%
   AES*                                           10,700             146
   Allegheny Energy (B)*                          12,800             252
   Alliant Energy                                  3,200              92
   Ameren (B)                                      5,600             281
   American Electric Power (B)                    67,500           2,318
   Aqua America                                    2,000              49
   Centerpoint Energy                             91,700           1,036
   Cinergy (B)                                     4,800             200
   Consolidated Edison (B)                         9,400             411
   Constellation Energy Group                     90,800           3,969
   Dominion Resources (B)                         11,800             799
   DTE Energy (B)                                 26,840           1,158
   Duke Energy (B)                                75,500           1,912
   Edison International (B)                      160,600           5,144
   Energy East                                    27,100             723
   Entergy                                        37,600           2,541
   Equitable Resources                               900              55
   Exelon                                         92,900           4,094
   FirstEnergy                                    31,700           1,253
   FPL Group (B)                                   9,300             695
   Great Plains Energy (B)                         7,100             215
   Idacorp                                         2,900              89
   KeySpan (B)                                     2,000              79
   MDU Resources Group                             3,300              88
   National Fuel Gas                              19,700             558
   Nicor                                           4,700             174
   NiSource (B)                                    8,600             196
   Northeast Utilities                           145,200           2,737
   NSTAR (B)                                      32,100           1,742

---------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
---------------------------------------------------------------------------
   OGE Energy                                      7,500  $          199
   Oneok (B)                                     145,100           4,124
   Pepco Holdings (B)                             64,600           1,377
   PG&E (B)*                                      21,100             702
   Pinnacle West Capital (B)                      60,500           2,687
   PPL                                             4,900             261
   Progress Energy (B)                            18,700             846
   Public Service Enterprise Group (B)             5,100             264
   Puget Energy (B)                               16,900             418
   Questar                                         4,200             214
   Reliant Energy*                                 5,362              73
   Sempra Energy (B)                              85,700           3,144
   Southern (B)                                   27,600             925
   TECO Energy                                     9,800             150
   TXU (B)                                       100,850           6,511
   WGL Holdings                                   15,800             487
   Wisconsin Energy                               20,000             674
   Xcel Energy                                   175,500           3,194
                                                          -----------------
                                                                  59,256
                                                          -----------------
Total Common Stock
   (Cost $1,745,231) ($ Thousands)                             2,118,144
                                                          -----------------

WARRANTS -- 0.0%
   Lucent Technologies Call Warrants,
   Expiration: 12/10/07, Strike Price:
   $2.75                                           9,748              15
                                                          -----------------
Total Warrants
   (Cost $0)                                                          15
                                                          -----------------

PREFERRED STOCK -- 0.0%

FINANCIAL SERVICES -- 0.0%
   Simon Property                                    690              41
                                                          -----------------
Total Preferred Stock
   (Cost $37) ($ Thousands)                                           41
                                                          -----------------

CORPORATE OBLIGATIONS (C)(E) -- 4.3%

FINANCIALS -- 4.2%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                      $       1,137           1,137
   American General Finance
     2.403%, 01/06/06                              3,183           3,183
   Belford Funding MTN
     2.410%, 02/02/05                              4,548           4,548
   Bradford & Bingley
     2.193%, 01/07/05                              2,865           2,865
   CCN Bluegrass
     2.490%, 08/18/05                              3,411           3,411
   Countrywide Home Loans
     2.630%, 06/23/05                              1,819           1,819
     2.528%, 11/30/05                              5,002           5,002
     2.471%, 08/26/05                              1,364           1,364
     2.435%, 02/23/05                              1,319           1,319
     2.429%, 05/20/05                                910             909
   Five Finance
     2.423%, 09/22/05                              6,458           6,455
   Harrier Finance Funding
     2.496%, 06/15/05                              3,956           3,955
   Irish Life & Permanent
     2.427%, 01/22/06                              4,229           4,229

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
   Lakeside Funding
     2.370%, 01/10/05                      $       4,919  $        4,919
   Liberty Light US Capital
     2.378%, 01/14/05                              2,274           2,274
     2.360%, 02/09/05                              2,274           2,274
   Morgan Stanley
     2.331%, 02/06/06                                909             909
   Nationwide Building Society
     2.542%, 10/28/05                              2,274           2,274
     2.398%, 01/06/06                              4,548           4,548
   Pacific Life Global Funding
     2.380%, 01/13/06                              3,411           3,411
   Premium Asset Trust
     2.412%, 12/15/05                              6,367           6,367
   SLM MTN, Cl X
     2.410%, 01/20/06                              7,958           7,958
   Sigma Finance MTN
     2.279%, 01/04/05                              2,729           2,728
   U.S. Trust
     2.495%, 09/12/05                              4,548           4,548
   Washington Mutual Bank
     2.310%, 08/18/05                              4,548           4,548
   White Pine Finance
     2.396%, 03/11/05                              1,137           1,137
     2.286%, 11/01/05                              2,001           2,000
                                                          -----------------
                                                                  90,091
                                                          -----------------
INDUSTRIALS -- 0.1%
   Caterpillar MTN, Ser F
     2.180%, 07/11/05                              2,273           2,273
                                                          -----------------
Total Corporate Obligations
   (Cost $92,364) ($ Thousands)                                   92,364
                                                          -----------------

ASSET-BACKED SECURITIES (C)(E) -- 2.2%

AUTOMOTIVE -- 0.0%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                                812             812
     2.100%, 07/15/05                                118             118
                                                          -----------------
                                                                     930
                                                          -----------------
MORTGAGE RELATED SECURITIES  -- 2.2%
   Aire Valley Mortgages
     2.410%, 09/20/05                              2,911           2,911
   Blue Heron Funding
     2.447%, 02/23/05                              4,548           4,548
     2.443%, 03/18/05                              2,046           2,046
   Cheyne High Grade
     2.280%, 11/10/05                              2,615           2,615
   Commodore
     2.570%, 12/12/38                              2,092           2,092
   Davis Square Funding
     2.361%, 04/06/05                              2,274           2,274
     2.361%, 05/06/05                              2,274           2,274
   Duke Funding
     2.115%, 04/08/05                              2,274           2,274
   Harwood
     2.460%, 09/20/05                              5,775           5,775
   Orchid Structured Finance
     2.410%, 05/18/05                              4,990           4,990
   Park Place Securities
     2.467%, 11/25/05                              9,095           9,095
   RMAC
     2.390%, 06/12/05                              1,987           1,987

---------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
---------------------------------------------------------------------------
   Saturn Ventures
     2.422%, 02/07/05                      $       2,274  $        2,274
   Whitehawk CDO Funding
     2.520%, 06/15/05                              1,137           1,137
                                                          -----------------
                                                                  46,292
                                                          -----------------
Total Asset-Backed Securities
   (Cost $47,222) ($ Thousands)                                   47,222
                                                          -----------------

CASH EQUIVALENTS  -- 1.1%
   Bear Stearns Master Notes (C)               4,547,618           4,548
   First Union Cash Management Program         1,988,721           1,989
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A  ++                17,834,883          17,835
                                                          -----------------
Total Cash Equivalents
   (Cost $24,372) ($ Thousands)                                   24,372
                                                          -----------------

COMMERCIAL PAPER (C)(D) -- 2.1%

FINANCIALS -- 2.1%
   Altamira Funding
     2.435%, 02/03/05                                978             976
   Belford Funding
     2.421%, 01/07/05                              4,548           4,546
   CPI Funding
     2.455%, 02/01/05                              5,223           5,212
   CRE-8 Funding
     2.470%, 01/03/05                              1,137           1,137
   Concord, Ser B
     2.390%, 01/13/05                                659             659
   Georgetown Funding
     2.508%, 02/17/05                              4,548           4,533
     2.421%, 02/04/05                              2,394           2,388
   Golden Fish
     2.456%, 02/07/05                              1,103           1,100
     2.422%, 01/11/05                              1,013           1,012
     2.413%, 01/20/05                                507             507
     2.303%, 01/18/05                              2,740           2,737
   Harwood Street Funding
     2.414%, 01/25/05                              1,675           1,672
   Main Street Warehouse
     2.503%, 01/18/05                              3,183           3,180
     2.501%, 01/04/05                              3,729           3,728
   Thornburg
     2.503%, 01/18/05                                494             493
     2.501%, 01/07/05                              4,093           4,091
     2.402%, 01/14/05                              3,183           3,181
     2.385%, 02/01/05                              3,956           3,948
                                                          -----------------
Total Commercial Paper
   (Cost $45,100) ($ Thousands)                                   45,100
                                                          -----------------

U.S. TREASURY OBLIGATIONS (A) -- 0.0%
   U.S. Treasury Bills
     2.485%, 06/23/05                                100              99
     1.962%, 02/24/05                                550             548
                                                          -----------------

Total U.S. Treasury Obligations
   (Cost $647) ($ Thousands)                                         647
                                                          -----------------

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 2.4%

Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $19,558,423 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $3,044,039-
   $5,395,748, 3.000%-6.790%,
   05/24/05-05/23/12; with total market
   value $19,945,885)                      $      19,555  $       19,555
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $28,273,108 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,027,828-
   $12,349,056, 0.000%-7.500%,
   01/15/07-11/15/22; with total market
   value $28,833,228)                             28,268          28,268
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $3,229,414 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $918,528-
   $2,330,427, 2.500%-6.625%,
   06/15/08-09/15/09; with total market
   value $3,293,406)                               3,229           3,229
                                                          -----------------
Total Repurchase Agreements
   (Cost $51,052) ($ Thousands)                                   51,052
                                                          -----------------

Total Investments -- 111.1%
   (Cost $2,006,025) ($ Thousands)                        $    2,378,957
                                                          -----------------

Percentages are based on Net Assets of $2,140,392,212.
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $232,242,812.
(C) This security was purchased with cash collateral held from securities lending . The total value of such securities as of December 31, 2004 was $240,286,031.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
At December 31, 2004, the tax basis cost of the Fund's investments was $2,006,024,991 and the unrealized appreciation and depreciation were $452,390,641 and $(79,458,641), respectively.
ADR -- American Depository Receipt
Cl -- Class
MTN -- Medium Term Note
NY -- New York
Ser -- Series

The Fund had long futures contracts open as of December 31, 2004:

---------------------------------------------------------------------
                          Contract                    Unrealized
Contract      Number of   Value          Expiration   Appreciation
Description   Contracts   ($Thousands)   Date         ($Thousands)
---------------------------------------------------------------------
S&P 400
Index                14          $ 931     03/18/05        $  33
S&P 500
Composite
Index                34         10,316     03/18/05          180
                                                          ------
                                                           $ 213

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
COMMON STOCK  -- 98.7%

CONSUMER DISCRETIONARY -- 11.5%
   Aeropostale*                                  128,500  $        3,782
   Autoliv (B)                                   368,200          17,784
   Autonation*                                   221,700           4,259
   Barnes & Noble (B)*                           159,100           5,134
   Black & Decker                                 54,200           4,788
   BorgWarner                                    136,400           7,389
   Centex                                         91,700           5,463
   Clear Channel Communications                  535,400          17,931
   Comcast, Cl A (B)*                            401,400          13,359
   Dana                                          237,600           4,118
   Darden Restaurants                            189,300           5,251
   Delphi                                        737,900           6,656
   DR Horton                                     285,250          11,498
   Eastman Kodak (B)                             233,400           7,527
   eBay*                                          27,700           3,221
   Federated Department Stores                   244,900          14,153
   Ford Motor (B)                              1,335,000          19,544
   Fortune Brands                                 60,000           4,631
   GameStop, Cl B*                                48,435           1,085
   Gannett                                        65,700           5,368
   General Motors (B)                            273,800          10,968
   Hasbro                                        221,100           4,285
   Home Depot                                    115,650           4,943
   Interpublic Group*                            103,400           1,386
   JC Penney                                     168,800           6,988
   Johnson Controls (B)                           85,700           5,437
   Jones Apparel Group                           196,000           7,168
   KB Home                                       101,000          10,544
   Kmart Holding (B)*                             58,400           5,779
   Knight-Ridder                                  82,400           5,516
   Lennar, Cl A (B)                              117,600           6,666
   Limited                                       586,200          13,494
   Magna International, Cl A                       9,700             801
   May Department Stores                         159,700           4,695
   Maytag (B)                                    138,500           2,922
   McDonald's                                  1,485,900          47,638
   McGraw-Hill                                    66,600           6,097
   McLeodUSA, Cl A (B) (F)*                      251,800              --
   Nordstrom                                      16,550             773
   NVR (B)*                                       14,200          10,925
   OfficeMax                                     124,102           3,894
   Polaris Industries (B)                         79,400           5,401
   Pulte Homes                                    51,100           3,260
   Saks                                           69,900           1,014
   Sears Roebuck (B)                              92,600           4,725
   Sherwin-Williams                              402,000          17,941
   Stanley Works                                 380,000          18,616
   Starbucks*                                     55,750           3,477
   Timberland, Cl A*                              37,700           2,363
   Time Warner*                                3,057,200          59,432
   Univision Communications, Cl A (B)*            45,000           1,317
   VF                                            147,700           8,180
   Viacom, Cl B                                  471,900          17,172
   Walt Disney                                   878,800          24,431
   Wendy's International (B)                     161,000           6,321
   Whirlpool (B)                                  87,200           6,035
                                                          ----------------
                                                                 503,545
                                                          ----------------
CONSUMER STAPLES -- 6.4%
   Adolph Coors, Cl B (B)                         52,500           3,973
   Albertson's (B)                               323,500           7,725
   Altria Group                                1,199,200          73,271
   Archer-Daniels-Midland (B)                  1,045,611          23,328

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------

   Avon Products                                 220,300  $        8,526
   BJ's Wholesale Club (B)*                      109,000           3,175
   Coca-Cola                                      71,200           2,964
   Coca-Cola Enterprises                         158,800           3,311
   ConAgra Foods                                  43,000           1,266
   Costco Wholesale (B)                          302,100          14,625
   Dean Foods*                                   139,700           4,603
   Energizer Holdings (B)*                       267,400          13,287
   General Mills                                 155,100           7,710
   Kimberly-Clark                                336,783          22,164
   Kroger (B)*                                   626,700          10,992
   Pepsi Bottling Group                          180,300           4,875
   PepsiAmericas                                 188,100           3,995
   PepsiCo                                       191,900          10,017
   Procter & Gamble                              172,800           9,518
   Reynolds American (B)                         156,600          12,309
   Rite Aid (B)*                                 300,000           1,098
   Safeway (B)*                                  178,427           3,522
   Sara Lee                                      498,483          12,033
   Supervalu                                     378,100          13,052
   Tyson Foods, Cl A                             250,100           4,602
   UST                                           141,900           6,827
                                                          ----------------
                                                                 282,768
                                                          ----------------
ENERGY -- 12.2%
   Amerada Hess                                  169,400          13,955
   Anadarko Petroleum                             98,300           6,371
   Burlington Resources                          147,300           6,408
   Canadian Natural Resources                    135,700           5,804
   ChevronTexaco                               1,959,485         102,893
   ConocoPhillips                                825,350          71,665
   Devon Energy                                  180,100           7,009
   El Paso (B)*                                  515,500           5,361
   Exxon Mobil                                 4,853,700         248,801
   Kerr-McGee                                     17,500           1,011
   Marathon Oil                                  577,600          21,724
   Nabors Industries (B)*                         22,000           1,128
   Noble Energy (B)                               25,600           1,578
   Occidental Petroleum                          245,700          14,339
   Petrokazakhstan, Cl A                         112,400           4,170
   Sunoco (B)                                    116,300           9,503
   Unocal                                        228,400           9,876
   Western Gas Resources                          96,000           2,808
   XTO Energy                                     85,300           3,018
                                                          ----------------
                                                                 537,422
                                                          ----------------
FINANCIALS (A) -- 32.5%
   A.G. Edwards (B)                              159,000           6,870
   ACE                                            51,800           2,214
   Aflac (B)                                     118,000           4,701
   Allstate                                      491,700          25,431
   American Express                               84,500           4,763
   American International Group                  387,800          25,467
   AmSouth Bancorp                               302,000           7,822
   AON (B)                                        45,800           1,093
   Astoria Financial                             179,500           7,175
   Bank of America                             3,335,004         156,712
   Bank of Hawaii                                110,700           5,617
   Bank of New York                              124,500           4,161
   BB&T (B)                                       61,700           2,594
   Bear Stearns (B)                              188,200          19,255
   Capital One Financial                          45,500           3,832
   CBL & Associates Properties+                   48,100           3,672
   Chubb                                         143,700          11,051
   CIT Group                                     147,300           6,749
   Citigroup                                   3,731,900         179,803

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
   Comerica                                      241,000  $       14,706
   Commerce Bancorp (B)                           65,000           4,186
   Countrywide Financial                         376,300          13,927
   Eaton Vance                                    58,200           3,035
   Equity Office Properties Trust+               570,600          16,616
   Equity Residential+                           245,000           8,864
   Fannie Mae                                     36,700           2,613
   Fidelity National Financial                   213,890           9,768
   First American                                284,505           9,998
   First Horizon National                        239,000          10,303
   Franklin Resources                             60,000           4,179
   Freddie Mac                                    86,600           6,382
   Fremont General                               145,000           3,651
   Friedman Billings Ramsey Group, Cl A+         392,500           7,611
   General Growth Properties+                    234,700           8,487
   Genworth Financial, Cl A*                      80,000           2,160
   Goldman Sachs Group                           261,100          27,165
   Hartford Financial Services Group             236,000          16,357
   Hibernia, Cl A                                182,500           5,386
   Huntington Bancshares                         422,800          10,477
   Independence Community Bank                   138,500           5,897
   IndyMac Bancorp                               160,500           5,529
   IPC Holdings                                   95,400           4,151
   Jefferson-Pilot                               317,000          16,471
   JPMorgan Chase                              2,259,580          88,146
   Keycorp (B)                                   643,500          21,815
   Legg Mason (B)                                 37,050           2,714
   Lehman Brothers Holdings                      400,300          35,018
   Lincoln National                              518,700          24,213
   Loews                                          67,800           4,766
   Marshall & Ilsley                             104,300           4,610
   MBIA                                          282,500          17,877
   MBNA                                        1,007,000          28,387
   Mercury General                                83,900           5,027
   Merrill Lynch                                 375,800          22,462
   Metlife                                       784,700          31,788
   Morgan Stanley                                457,200          25,384
   National City (B)                           1,091,296          40,978
   Nationwide Financial Services, Cl A            84,200           3,219
   North Fork Bancorporation -- NY Shares (B)    168,281           4,855
   Old Republic International                    130,350           3,298
   Plum Creek Timber+                            170,200           6,542
   PMI Group                                     100,100           4,179
   PNC Financial Services Group                  609,600          35,015
   Popular                                       450,749          12,995
   Principal Financial Group                     152,700           6,252
   Progressive                                    46,000           3,903
   Prudential Financial                          277,400          15,246
   Radian Group                                   84,200           4,483
   Regions Financial (B)                         383,114          13,635
   Safeco (B)                                    104,100           5,438
   St. Paul Travelers                            443,200          16,429
   Stancorp Financial Group                       57,300           4,727
   SunTrust Banks                                299,000          22,090
   Torchmark                                     181,200          10,354
   UnionBanCal                                    73,000           4,707
   US Bancorp                                  1,227,200          38,436
   Wachovia                                    1,448,612          76,197
   Washington Mutual                             463,500          19,597
   Webster Financial                              87,500           4,431
   Wells Fargo                                   840,800          52,256

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
   XL Capital, Cl A                               28,700  $        2,229
   Zions Bancorporation                           73,800           5,021
                                                          ----------------
                                                               1,425,620
                                                          ----------------
HEALTH CARE -- 3.9%
   Aetna                                          45,400           5,664
   Alcon                                          16,700           1,346
   AmerisourceBergen (B)                         107,200           6,290
   Applera - Applied Biosystems Group            337,800           7,063
   Bausch & Lomb (B)                              76,300           4,918
   Beckman Coulter                                53,200           3,564
   Becton Dickinson                              143,887           8,173
   Bristol-Myers Squibb (B)                      824,800          21,131
   Cardinal Health                               115,500           6,716
   Caremark Rx*                                  135,500           5,343
   Cephalon (B)*                                  26,500           1,348
   Cigna                                         173,800          14,177
   HCA (B)                                        64,400           2,573
   Humana*                                       400,700          11,897
   Johnson & Johnson                              67,400           4,274
   McKesson                                      138,100           4,345
   Merck                                         700,900          22,527
   PerkinElmer                                   545,161          12,261
   UnitedHealth Group                             37,450           3,297
   WellPoint*                                     81,600           9,384
   Wyeth                                         286,400          12,198
   Zimmer Holdings*                               29,300           2,348
                                                          ----------------
                                                                 170,837
                                                          ----------------
INDUSTRIALS -- 12.3%
   Boeing                                        459,800          23,804
   Brascan, Cl A                                  81,200           2,924
   Brink's                                        52,200           2,063
   Burlington Northern Santa Fe                  793,600          37,545
   Caterpillar                                    63,800           6,221
   Cendant                                       992,500          23,205
   Cooper Industries, Cl A                        35,600           2,417
   Crane                                          30,000             865
   CSX                                           144,900           5,808
   Cummins                                        55,000           4,608
   Deere                                         283,500          21,092
   Deluxe                                        109,600           4,091
   Dun & Bradstreet*                              74,500           4,444
   Eaton                                         155,600          11,259
   Emerson Electric                               94,200           6,603
   General Dynamics                              158,018          16,529
   General Electric                            5,529,900         201,841
   Goodrich                                       92,700           3,026
   HNI                                            75,800           3,263
   Honeywell International                       378,400          13,399
   Hubbell, Cl B                                  60,900           3,185
   L-3 Communications Holdings                    59,700           4,372
   Lockheed Martin                               226,100          12,560
   Masco (B)                                     506,400          18,499
   Norfolk Southern                              190,100           6,880
   Northrop Grumman                              455,200          24,745
   Paccar                                         59,300           4,773
   Parker Hannifin                                75,000           5,681
   Raytheon                                      256,500           9,960
   RR Donnelley & Sons                           120,700           4,260
   Ryder System                                   91,800           4,385
   Southwest Airlines                            127,800           2,081
   SPX (B)                                       166,300           6,662
   Teekay Shipping                               132,500           5,580
   Textron                                       149,000          10,996
   United Defense Industries*                     96,200           4,545

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
   United Technologies                           138,200  $       14,283
   Viad                                           14,300             407
                                                          ----------------
                                                                 538,861
                                                          ----------------
INFORMATION TECHNOLOGY -- 5.3%
   Activision*                                   360,300           7,271
   Arrow Electronics*                            241,400           5,866
   Autodesk                                      148,400           5,632
   Avnet*                                        231,400           4,221
   Cisco Systems*                                178,800           3,451
   Convergys*                                    269,800           4,044
   Corning*                                      205,000           2,413
   Dell*                                          37,100           1,563
   Earthlink*                                     61,600             710
   Electronic Arts*                               22,700           1,400
   Electronic Data Systems (B)                   154,000           3,557
   Flextronics International*                    131,800           1,821
   Freescale Semiconductor, Cl B                  22,833             419
   Hewlett-Packard (B)                         2,074,900          43,511
   Ingram Micro, Cl A*                           648,400          13,487
   International Business Machines               480,627          47,380
   Lucent Technologies (B)*                      642,400           2,415
   McAfee (B)*                                   356,100          10,302
   Microsoft (B)                                 834,300          22,284
   Motorola                                      206,800           3,557
   NCR*                                          151,800          10,509
   Oracle*                                       505,400           6,934
   Plantronics                                    27,700           1,149
   Qualcomm                                       39,800           1,688
   Sanmina-SCI*                                  249,400           2,112
   Solectron*                                    186,800             996
   Symantec*                                      52,800           1,360
   Tech Data*                                     63,701           2,892
   Tektronix                                      69,100           2,087
   Unisys*                                       374,000           3,807
   Vishay Intertechnology*                       235,600           3,539
   Xerox (B)*                                    364,600           6,202
   Yahoo!*                                        80,300           3,026
                                                          ----------------
                                                                 231,605
                                                          ----------------
MATERIALS -- 4.5%
   Agrium                                        277,300           4,672
   Alcan                                          22,600           1,108
   Ball                                          101,400           4,459
   Dow Chemical                                  289,300          14,323
   E.I. Du Pont de Nemours (B)                   203,500           9,982
   Eastman Chemical                              268,700          15,512
   Engelhard                                     125,400           3,846
   Georgia-Pacific                               345,400          12,946
   International Paper                           187,200           7,862
   Louisiana-Pacific                             452,200          12,092
   Lubrizol                                      250,600           9,237
   Lyondell Chemical (B)                          55,000           1,591
   Martin Marietta Materials                      63,800           3,423
   MeadWestvaco                                   49,600           1,681
   Monsanto (B)                                  249,200          13,843
   Nucor                                         572,500          29,965
   Phelps Dodge                                   32,600           3,225
   Potash of Saskatchewan                         63,200           5,249
   PPG Industries                                185,900          12,671
   Rohm & Haas                                   130,400           5,768
   Sigma-Aldrich (B)                              36,100           2,183
   Sonoco Products                                52,200           1,548
   Southern Peru Copper                           89,900           4,244
   Temple-Inland                                  32,200           2,202

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   United States Steel (B)                       106,100  $        5,438
   Weyerhaeuser                                  110,200           7,408
                                                          ----------------
                                                                 196,478
                                                          ----------------
TELECOMMUNICATION SERVICES -- 5.3%
   Alltel                                        226,900          13,333
   AT&T                                        1,049,400          20,002
   BellSouth                                   1,657,100          46,051
   CenturyTel (B)                                258,800           9,180
   SBC Communications                          2,374,600          61,193
   Sprint*                                       259,850           6,457
   Telephone & Data Systems                       59,900           4,609
   Verizon Communications                      1,785,271          72,321
                                                          ----------------
                                                                 233,146
                                                          ----------------
UTILITIES -- 4.8%
   American Electric Power (B)                   189,500           6,507
   Centerpoint Energy (B)                        495,300           5,597
   Constellation Energy Group                    412,000          18,008
   DTE Energy (B)                                 70,800           3,054
   Duke Energy (B)                               262,900           6,659
   Edison International                          724,207          23,196
   Energy East                                   120,100           3,204
   Entergy                                       173,900          11,754
   Exelon                                        273,600          12,058
   FirstEnergy                                   184,000           7,270
   FPL Group (B)                                  25,000           1,869
   National Fuel Gas                              96,134           2,724
   Northeast Utilities                           965,976          18,209
   NSTAR (B)                                      77,700           4,218
   Oneok                                         695,600          19,769
   Pepco Holdings (B)                            239,500           5,106
   Pinnacle West Capital                         178,600           7,932
   PPL                                            61,000           3,250
   Progress Energy (B)                            48,300           2,185
   SCANA                                         134,100           5,284
   Sempra Energy (B)                             332,500          12,196
   TXU (B)                                       252,700          16,314
   WGL Holdings                                   78,900           2,433
   Xcel Energy                                   758,200          13,799
                                                          ----------------
                                                                 212,595
                                                          ----------------
Total Common Stock
   (Cost $3,612,959) ($ Thousands)                             4,332,877
                                                          ----------------

WARRANTS  -- 0.0%
Lucent Technologies Call Warrants,
   Expiration: 12/10/07, Strike Price:
   $2.75*                                          4,000               6
                                                          ----------------
Total Warrants
   (Cost $0)                                                           6
                                                          ----------------

CORPORATE OBLIGATIONS (C) (E) -- 3.2%

FINANCIALS  -- 3.1%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                     $        1,719           1,719
   American General Finance
     2.403%, 01/06/06                              4,812           4,812
   Belford Funding MTN
     2.410%, 02/02/05                              6,875           6,875
   Bradford & Bingley
     2.193%, 01/07/05                              4,331           4,331

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
   CCN Bluegrass
     2.490%, 08/18/05                     $        5,156  $        5,156
   Countrywide Home Loans
     2.630%, 06/23/05                              2,750           2,750
     2.528%, 11/30/05                              7,562           7,562
     2.471%, 08/26/05                              2,062           2,062
     2.435%, 02/23/05                              1,994           1,994
     2.429%, 05/20/05                              1,375           1,375
   Five Finance
     2.423%, 09/22/05                              9,762           9,758
   Harrier Finance Funding
     2.496%, 06/15/05                              5,981           5,980
   Irish Life & Permanent
     2.427%, 01/22/06                              6,393           6,392
   Lakeside Funding
     2.370%, 01/10/05                              7,436           7,436
   Liberty Light US Capital
     2.378%, 01/14/05                              3,437           3,437
     2.360%, 02/09/05                              3,437           3,437
   Morgan Stanley
     2.331%, 02/06/06                              1,375           1,375
   Nationwide Building Society
     2.542%, 10/28/05                              3,437           3,437
     2.398%, 01/06/06                              6,875           6,875
   Pacific Life Global Funding
     2.380%, 01/13/06                              5,156           5,156
   Premium Asset Trust
     2.412%, 12/15/05                              9,624           9,624
   SLM MTN, Cl X
     2.410%, 01/20/06                             12,030          12,030
   Sigma Finance MTN
     2.279%, 01/04/05                              4,125           4,125
   U.S. Trust
     2.495%, 09/12/05                              6,875           6,875
   Washington Mutual Bank
     2.310%, 08/18/05                              6,875           6,875
   White Pine Finance
     2.396%, 03/11/05                              1,719           1,718
     2.286%, 11/01/05                              3,025           3,024
                                                          ----------------
                                                                 136,190
                                                          ----------------
INDUSTRIALS -- 0.1%
   Caterpillar MTN, Ser F
     2.180%, 07/11/05                              3,437           3,437
                                                          ----------------
Total Corporate Obligations
   (Cost $139,627) ($ Thousands)                                 139,627
                                                          ----------------

ASSET-BACKED SECURITIES (C) (E) -- 1.6%

AUTOMOTIVE -- 0.0%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                              1,228           1,228
     2.100%, 07/15/05                                178             178
                                                          ----------------
                                                                   1,406
                                                          ----------------
MORTGAGE RELATED SECURITIES  -- 1.6%
   Aire Valley Mortgages
     2.410%, 09/20/05                              4,400           4,400
   Blue Heron Funding
     2.447%, 02/23/05                              6,875           6,875
     2.443%, 03/18/05                              3,094           3,094
   Cheyne High Grade
     2.280%, 11/10/05                              3,953           3,953

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   Commodore
     2.570%, 12/12/38                     $        3,162  $        3,162
   Davis Square Funding
     2.361%, 04/06/05                              3,437           3,437
     2.361%, 05/06/05                              3,437           3,437
   Duke Funding
     2.115%, 04/08/05                              3,437           3,437
   Harwood
     2.460%, 09/20/05                              8,731           8,731
   Orchid Structured Finance
     2.410%, 05/18/05                              7,544           7,544
   Park Place Securities
     2.467%, 11/25/05                             13,749          13,749
   RMAC
     2.390%, 06/12/05                              3,004           3,004
   Saturn Ventures
     2.422%, 02/07/05                              3,437           3,437
   Whitehawk CDO Funding
     2.520%, 06/15/05                              1,719           1,719
                                                          ----------------
                                                                  69,979
                                                          ----------------
Total Asset-Backed Securities
   (Cost $71,385) ($ Thousands)                                   71,385
                                                          ----------------
CASH EQUIVALENTS  -- 1.4%
   Bear Stearns Master Notes (C)               6,874,606           6,875
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A  ++                54,252,097          54,252
                                                          ----------------
Total Cash Equivalents
   (Cost $61,127) ($ Thousands)                                   61,127
                                                          ----------------
COMMERCIAL PAPER (C) (D) -- 1.5%

FINANCIALS  -- 1.5%
   Altamira Funding
     2.435%, 02/03/05                              1,478           1,475
   Belford Funding
     2.421%, 01/07/05                              6,875           6,872
   CPI Funding
     2.455%, 02/01/05                              7,896           7,880
   CRE-8 Funding
     2.470%, 01/03/05                              1,719           1,718
   Concord, Ser B
     2.390%, 01/13/05                                997             997
   Georgetown Funding
     2.508%, 02/17/05                              6,875           6,852
     2.421%, 02/04/05                              3,619           3,611
   Golden Fish
     2.456%, 02/07/05                              1,667           1,663
     2.422%, 01/11/05                              1,531           1,530
     2.413%, 01/20/05                                767             766
     2.303%, 01/18/05                              4,141           4,137
   Harwood Street Funding
     2.414%, 01/25/05                              2,532           2,528
   Main Street Warehouse
     2.503%, 01/18/05                              4,812           4,806
     2.501%, 01/04/05                              5,637           5,636
   Thornburg
     2.503%, 01/18/05                                747             746
     2.501%, 01/07/05                              6,187           6,184
     2.402%, 01/14/05                              4,812           4,808

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
     2.385%, 02/01/05                     $        5,981  $        5,969
                                                          ----------------
Total Commercial Paper                                             8,178
   (Cost $68,178) ($ Thousands)                                        6
                                                          ----------------

U.S. TREASURY OBLIGATION (A)  -- 0.1%

   U.S. Treasury Bills
     2.093%, 02/24/05                              3,300           3,291
                                                          ----------------
Total U.S. Treasury Obligations
   (Cost $3,290) ($ Thousands)                                     3,291
                                                          ----------------

REPURCHASE AGREEMENTS (C) -- 1.8%

Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $29,566,349 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $4,601,655-$8,156,720, 3.000%-6.790%,
   05/24/05-05/23/12; with total market
   value $30,152,073)                             29,561          29,561
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $42,740,287 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $3,065,456-$18,667,993, 0.000%-7.500%,
   01/15/07-11/15/22; with total market
   value $43,587,016)                             42,732          42,732
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $4,881,886 (collateralized by
   various U.S. Government
   Obligations,ranging in par value
   $1,388,533-$3,522,892, 2.500%-6.625%,
   06/15/08-09/15/09; with total market
   value $4,978,622)                               4,881           4,881
                                                          ----------------
Total Repurchase Agreements
   (Cost $77,174) ($ Thousands)                                   77,174
                                                          ----------------
Total Investments -- 108.3%
   (Cost $4,033,740) ($ Thousands)                        $    4,753,665
                                                          ----------------

Percentages based on Net Assets of $4,390,918,055.
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $350,701,637.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $363,238,940.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
(F) Securities considered illiquid. The total value of such securities as of December 31, 2004 was $0 and represented 0.00% of Net Assets. At December 31, 2004, the tax basis cost of the Fund's investments was $4,033,740,374 and the unrealized appreciation and depreciation were $830,029,596 and $(110,104,596), respectively.
Cl    -- Class
MTN   -- Medium Term Note
NY    -- New York
Ser   -- Series
Amounts designated as "--" are zero or have been rounded to zero.

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------
                              Contract                    Unrealized
Contract         Number of    Value          Expiration   Appreciation
Description      Contracts    ($Thousands)   Date         ($Thousands)
--------------------------------------------------------------------------------
S&P 500
Composite
Index               139       $42,176           03/18/05      $ 301
                                                              -----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
COMMON STOCK  -- 98.3%

CONSUMER DISCRETIONARY -- 21.1%
   Bed Bath & Beyond (B)*                        512,900  $       20,429
   Carmax (B)*                                   188,540           5,854
   Carnival (B)                                   88,090           5,077
   Clear Channel Communications                  480,180          16,081
   Comcast, Special Cl A (B)*                    250,140           8,214
   Dollar Tree Stores*                           130,620           3,746
   eBay (B)*                                   1,019,230         118,516
   EchoStar Communications, Cl A*              1,078,300          35,843
   Family Dollar Stores                          320,060           9,995
   Gannett                                        57,650           4,710
   Harrah's Entertainment (B)                    231,280          15,470
   Home Depot                                    916,000          39,150
   International Game Technology                 900,000          30,942
   JC Penney                                     129,000           5,340
   Kohl's (B)*                                   941,100          46,274
   Lamar Advertising, Cl A*                      164,750           7,048
   Liberty Media International, Cl A (B)*        900,000          41,607
   Liberty Media, Cl A*                          528,760           5,806
   Lowe's                                        861,760          49,629
   Marriott International, Cl A (B)              967,142          60,910
   McDonald's                                  1,147,400          36,786
   McGraw-Hill                                   280,980          25,721
   MGM Mirage (B)*                               450,000          32,733
   Omnicom Group                                 222,200          18,736
   PetsMart (B)                                  247,000           8,776
   Staples (B)                                 1,300,000          43,823
   Starwood Hotels & Resorts Worldwide           130,910           7,645
   Station Casinos                                94,900           5,189
   Target                                        615,600          31,968
   Time Warner*                                  810,840          15,763
   Univision Communications, Cl A (B)*           616,120          18,034
   Valassis Communications (B)*                  198,450           6,948
   Viacom, Cl B                                  619,340          22,538
   Walt Disney                                   604,092          16,794
   XM Satellite Radio Holdings, Cl A (B)*      1,174,500          44,185
                                                          ----------------
                                                                 866,280
                                                          ----------------
CONSUMER STAPLES -- 9.3%
   Altria Group                                  155,000           9,470
   Avon Products                                 369,160          14,286
   Colgate-Palmolive                             349,919          17,902
   CVS                                           251,000          11,313
   Energizer Holdings (B)*                       103,010           5,119
   Gillette                                    1,704,235          76,316
   Kellogg                                       162,000           7,235
   PepsiCo                                       990,611          51,710
   Procter & Gamble                              860,484          47,395
   Wal-Mart Stores                             1,818,140          96,034
   Walgreen (B)                                  850,000          32,615
   Wm. Wrigley Jr. (B)                           215,930          14,940
                                                          ----------------
                                                                 384,335
                                                          ----------------
ENERGY -- 2.1%
   ConocoPhillips                                353,700          30,712
   Noble (B)*                                    168,000           8,356
   Schlumberger (B)                              499,231          33,424
   Williams (B)                                  434,000           7,070
   XTO Energy                                    233,500           8,261
                                                          ----------------
                                                                  87,823
                                                          ----------------
FINANCIALS (A) -- 12.1%
   AMBAC Financial Group                          65,260           5,360

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
   American Express                              317,000  $       17,869
   American International Group                1,084,083          71,192
   Bank of America                               141,000           6,626
   Capital One Financial                         110,000           9,263
   Charles Schwab                              4,401,860          52,646
   Chicago Mercantile Exchange (B)               115,000          26,300
   Citigroup                                     372,691          17,956
   Fannie Mae                                    368,820          26,264
   Franklin Resources                            366,100          25,499
   Freddie Mac                                   462,350          34,075
   Golden West Financial                          86,140           5,291
   Goldman Sachs Group                           674,300          70,154
   JPMorgan Chase                                105,210           4,104
   MBNA                                          468,500          13,207
   Moody's (B)                                   582,970          50,631
   Northern Trust                                725,000          35,221
   State Street                                  275,260          13,521
   T Rowe Price Group                            122,000           7,588
   Willis Group Holdings (B)                     142,170           5,853
                                                          ----------------
                                                                 498,620
                                                          ----------------
HEALTH CARE -- 16.8%
   Advanced Medical Optics (B)*                  204,000           8,393
   Allergan (B)                                  550,000          44,588
   Amgen*                                      1,107,964          71,076
   Beckman Coulter (B)                           158,000          10,584
   Boston Scientific*                            742,100          26,382
   Caremark Rx*                                  695,860          27,438
   Celgene (B)*                                  314,000           8,330
   Eli Lilly                                     621,000          35,242
   Fisher Scientific International*              139,000           8,671
   Genentech (B)*                              1,784,700          97,159
   Genzyme (B)*                                  204,400          11,869
   Gilead Sciences*                              212,000           7,418
   Johnson & Johnson                             656,092          41,609
   Laboratory of America Holdings (B)*           179,000           8,918
   Medtronic                                   2,035,774         101,117
   Pfizer                                      1,970,907          52,998
   VCA Antech*                                   342,000           6,703
   WellPoint*                                    475,000          54,625
   Wyeth                                         665,390          28,339
   Zimmer Holdings (B)*                          500,000          40,060
                                                          ----------------
                                                                 691,519
                                                          ----------------
INDUSTRIALS -- 9.1%
   3M                                            238,648          19,586
   Apollo Group, Cl A (B)*                       171,200          13,818
   Caterpillar                                   258,138          25,171
   Cendant                                     1,046,020          24,456
   Cintas (B)                                    560,300          24,575
   Cooper Industries, Cl A                       124,230           8,434
   Expeditors International Washington           700,000          39,116
   Fastenal (B)                                  283,100          17,428
   General Electric                              803,400          29,324
   Illinois Tool Works                           180,700          16,747
   Rockwell Automation                           221,000          10,951
   Rockwell Collins                              203,000           8,006
   Tyco International                            535,730          19,147
   United Parcel Service, Cl B                 1,037,154          88,635
   Weight Watchers International (B)*            750,000          30,802
                                                          ----------------
                                                                 376,196
                                                          ----------------
INFORMATION TECHNOLOGY -- 25.8%
   Adobe Systems                                  96,000           6,023
   Advanced Micro Devices (B)*                   277,000           6,100

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
December 31, 2004

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   ATI Technologies*                             419,000  $        8,124
   Autodesk (B)                                  286,000          10,854
   Automatic Data Processing                     174,300           7,730
   Cisco Systems*                              3,292,630          63,548
   Cognizant Technology Solutions,
   Cl A*                                         133,000           5,630
   Comverse Technology*                          370,000           9,046
   Dell*                                       1,572,330          66,258
   Electronic Arts (B)*                          194,986          12,027
   EMC*                                        1,572,310          23,380
   First Data                                  2,978,580         126,709
   Fiserv*                                       659,200          26,493
   Google, Cl A (B)*                              46,780           9,033
   Intel                                       2,558,670          59,847
   International Business Machines                84,000           8,281
   Intuit*                                       750,000          33,008
   Juniper Networks (B)*                         311,200           8,462
   Lexmark International, Cl A*                  330,000          28,050
   Linear Technology                             943,690          36,577
   Marvell Technology Group (B)*                 259,000           9,187
   Maxim Integrated Products (B)                 440,900          18,690
   Microsoft (B)                               5,381,290         143,734
   Oracle*                                     1,898,000          26,041
   Paychex                                     2,593,900          88,400
   Qualcomm (B)                                3,023,940         128,215
   Research In Motion*                            88,000           7,253
   Sabre Holdings, Cl A                          338,560           7,502
   Sandisk (B)*                                1,200,000          29,964
   Sun Microsystems*                           1,500,000           8,070
   Symantec*                                     278,000           7,161
   Trimble Navigation*                           232,000           7,665
   Yahoo! (B)*                                   715,210          26,949
                                                          ----------------
                                                               1,064,011
                                                          ----------------
MATERIALS -- 0.9%
   Praxair                                       875,000          38,631
                                                          ----------------
TELECOMMUNICATION SERVICES -- 1.1%
   Crown Castle International*                   520,980           8,669
   Nokia ADR (B)*                              1,889,200          29,604
   Western Wireless, Cl A*                       261,000           7,647
                                                          ----------------
                                                                  45,920
                                                          ----------------
Total Common Stock
   (Cost $3,655,468) ($ Thousands)                             4,053,335
                                                          ----------------

WARRANTS  -- 0.0%
   Lucent Technologies Call Warrants,
   Expiration: 12/10/07, Strike Price:
   $2.75 (cost $0)                                   731               1
                                                          ----------------
Total Warrants
   (Cost $0)                                                           1
                                                          ----------------

CORPORATE OBLIGATIONS (C) (E) -- 6.1%

FINANCIALS  -- 5.9%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                     $        3,089           3,089
   American General Finance
     2.403%, 01/06/06                              8,650           8,650
   Belford Funding MTN
     2.410%, 02/02/05                             12,358          12,358
   Bradford & Bingley
     2.193%, 01/07/05                              7,785           7,785
   CCN Bluegrass
     2.490%, 08/18/05                              9,268           9,268

--------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
   Countrywide Home Loans
     2.630%, 06/23/05                     $        4,943  $        4,943
     2.528%, 11/30/05                             13,594          13,594
     2.471%, 08/26/05                              3,707           3,707
     2.435%, 02/23/05                              3,584           3,584
     2.429%, 05/20/05                              2,472           2,471
   Five Finance
     2.423%, 09/22/05                             17,548          17,542
   Harrier Finance Funding
     2.496%, 06/15/05                             10,751          10,749
   Irish Life & Permanent
     2.427%, 01/22/06                             11,493          11,491
   Lakeside Funding
     2.370%, 01/10/05                             13,366          13,366
   Liberty Light US Capital
     2.378%, 01/14/05                              6,179           6,179
     2.360%, 02/09/05                              6,179           6,179
   Morgan Stanley
     2.331%, 02/06/06                              2,472           2,472
   Nationwide Building Society
     2.542%, 10/28/05                              6,179           6,179
     2.398%, 01/06/06                             12,358          12,358
   Pacific Life Global Funding
     2.380%, 01/13/06                              9,268           9,268
   Premium Asset Trust
     2.412%, 12/15/05                             17,301          17,301
   SLM MTN, Cl X
     2.410%, 01/20/06                             21,626          21,626
   Sigma Finance MTN
     2.279%, 01/04/05                              7,415           7,415
   U.S. Trust
     2.495%, 09/12/05                             12,358          12,358
   Washington Mutual Bank
     2.310%, 08/18/05                             12,358          12,358
   White Pine Finance
     2.396%, 03/11/05                              3,089           3,089
     2.286%, 11/01/05                              5,437           5,436
                                                          ----------------
                                                                 244,815
                                                          ----------------
INDUSTRIALS -- 0.2%
   Caterpillar MTN, Ser F
     2.180%, 07/11/05                              6,179           6,179
                                                          --------------
Total Corporate Obligations
   (Cost $250,994) ($ Thousands)                                 250,994
                                                          --------------
ASSET-BACKED SECURITIES (C) (E)  -- 3.1%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                              2,209           2,209
     2.100%, 07/15/05                                320             320
                                                          ----------------
                                                                   2,529
                                                          ----------------
MORTGAGE RELATED SECURITIES  -- 3.0%
   Aire Valley Mortgages
     2.410%, 09/20/05                              7,909           7,909
   Blue Heron Funding
     2.447%, 02/23/05                             12,358          12,358
     2.443%, 03/18/05                              5,561           5,561
   Cheyne High Grade
     2.280%, 11/10/05                              7,106           7,106
   Commodore
     2.570%, 12/12/38                              5,684           5,684

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
December 31, 2004

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   Davis Square Funding
     2.361%, 04/06/05                     $        6,179  $        6,179
     2.361%, 05/06/05                              6,179           6,179
   Duke Funding
     2.115%, 04/08/05                              6,179           6,179
   Harwood
     2.460%, 09/20/05                             15,694          15,694
   Orchid Structured Finance
     2.410%, 05/18/05                             13,561          13,561
   Park Place Securities
     2.467%, 11/25/05                             24,716          24,716
   RMAC
     2.390%, 06/12/05                              5,400           5,400
   Saturn Ventures
     2.422%, 02/07/05                              6,179           6,179
   Whitehawk CDO Funding
     2.520%, 06/15/05                              3,089           3,089
                                                          ----------------
                                                                 125,794
                                                          ----------------
Total Asset-Backed Securities
   (Cost $128,323) ($ Thousands)                                 128,323
                                                          ----------------
CASH EQUIVALENTS  -- 1.8%
   Bear Stearns Master Notes (C)              12,357,814          12,358
   First Union Cash Management Program         7,434,263           7,434
   SEI Daily Income Trust, Prime
   Obligation Fund, Cl A  ++                  53,496,015          53,496
                                                          ----------------
Total Cash Equivalents
   (Cost $73,288) ($ Thousands)                                   73,288
                                                          ----------------

COMMERCIAL PAPER (C) (D)  -- 3.0%

FINANCIALS  -- 3.0%
   Altamira Funding
     2.435%, 02/03/05                              2,657           2,651
   Belford Funding
     2.421%, 01/07/05                             12,358          12,353
   CPI Funding
     2.455%, 02/01/05                             14,194          14,164
   CRE-8 Funding
     2.470%, 01/03/05                              3,089           3,089
   Concord, Ser B
     2.390%, 01/13/05                              1,792           1,792
   Georgetown Funding
     2.508%, 02/17/05                             12,358          12,317
     2.421%, 02/04/05                              6,506           6,491
   Golden Fish
     2.456%, 02/07/05                              2,997           2,989
     2.422%, 01/11/05                              2,751           2,750
     2.413%, 01/20/05                              1,379           1,377
     2.303%, 01/18/05                              7,445           7,437
   Harwood Street Funding
     2.414%, 01/25/05                              4,552           4,545
   Main Street Warehouse
     2.503%, 01/18/05                              8,650           8,640
     2.501%, 01/04/05                             10,133          10,131
     2.501%, 01/07/05                             11,122          11,117
     2.402%, 01/14/05                              8,650           8,643
   Thornburg
     2.503%, 01/18/05                              1,342           1,341

--------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
     2.385%, 02/01/05                     $       10,751  $       10,729
                                                          ----------------
Total Commercial Paper                                           122,556
   (Cost $122,556) ($ Thousands)
                                                          ----------------

U.S. TREASURY OBLIGATION (A) -- 0.1%

   U.S. Treasury Bills
     2.085%, 02/24/05                              3,850           3,839
                                                          ----------------
Total U.S. Treasury Obligation                                     3,839
   (Cost $3,838) ($ Thousands)
                                                          ----------------
REPURCHASE AGREEMENTS (C)  -- 3.4%

Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $53,148,563 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $8,271,950-$14,662,546, 3.000%-6.790%,
   05/24/05-05/23/12; with total market
   value $54,201,462)                             53,139          53,139
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $76,830,074 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $5,510,473-$33,557,643, 0.000%-7.500%,
   01/15/07-11/15/22; with total market
   value $78,352,158)                             76,816          76,816
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $8,775,693 (collateralized by
   various U.S. Government Obligations,
   ranging in par value
   $2,496,031-$6,332,762, 2.500%-6.625%,
   6/15/08-9/15/09; with total market
   value $8,949,586)                               8,774           8,774
                                                          ----------------
Total Repurchase Agreements
   (Cost $138,729) ($ Thousands)                                 138,729
                                                          ----------------

Total Investments -- 115.8%
   (Cost $4,373,196) ($ Thousands)                        $    4,771,065
                                                          ----------------

Percentages are based on Net Assets of $4,117,060,866
*  Non-income producing security.
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004 . The total value of securities on loan at December 31, 2004 was $631,496,043.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $652,959,465.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund
December 31, 2004

At December 31, 2004, the tax basis cost of the Fund's investments was $4,373,196,417 and the unrealized appreciation and depreciation were $706,066,838 and $(308,198,319), respectively.
ADR -- American Depository Receipt
Cl -- Class
MTN -- Medium Term Note
Ser -- Series




The Fund had long futures contracts open as of December 31, 2004:

------------------------------------------------------------------------
                              Contract                    Unrealized
Contract         Number of    Value          Expiration   Appreciation
Description      Contracts    ($Thousands)   Date         ($Thousands)
------------------------------------------------------------------------
S&P 500
Composite
Index               51        $15,475          03/18/05      $ 261
                                                             -----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------

COMMON STOCK -- 96.0%

CONSUMER DISCRETIONARY -- 18.7%
   Abercrombie & Fitch, Cl A                      13,600    $        639
   Alliance Gaming (B)*                           27,000             373
   American Eagle Outfitters (B)*                 14,700             692
   American Greetings, Cl A (B)*                  19,200             487
   AnnTaylor Stores (B)*                          26,150             563
   ArvinMeritor                                   15,900             356
   Autoliv (B)                                    18,600             898
   Autonation (B)*                                13,100             252
   Bandag (B)                                      5,600             279
   Barnes & Noble*                                23,000             742
   Black & Decker                                  2,300             203
   BOB Evans Farms (B)                            12,000             314
   BorgWarner (B)                                 30,050           1,628
   Brunswick                                      25,100           1,242
   Callaway Golf (B)                              24,900             336
   Cato, Cl A (B)                                 21,900             631
   Cheesecake Factory (B)*                        21,450             697
   Coach*                                         23,900           1,348
   Columbia Sportswear (B)*                        8,400             501
   Cooper Tire & Rubber (B)                       12,900             278
   Cost Plus (B)*                                 10,400             334
   CSK Auto*                                       8,400             141
   Design Within Reach (B)*                       15,900             231
   Dick's Sporting Goods (B)*                     23,565             828
   Dillard's, Cl A (B)                            14,900             400
   DreamWorks Animation, Cl A*                     4,800             180
   Ethan Allen Interiors                           7,000             280
   Exide Technologies*                            24,600             339
   Federated Department Stores                    10,100             584
   Fleetwood Enterprises (B)*                     38,800             522
   Four Seasons Hotels                             9,200             752
   GameStop, Cl B (B)*                             9,772             219
   Gentex (B)                                     13,600             503
   Getty Images (B)*                               9,600             661
   Great Wolf Resorts*                            19,900             445
   Group 1 Automotive*                             7,100             224
   Handleman (B)                                  51,300           1,102
   Harman International Industries                 5,900             749
   Hollinger International, Cl A (B)              13,400             210
   Jarden (B)*                                    34,590           1,503
   Jo-Ann Stores (B)*                             10,300             284
   K2 (B)*                                        26,200             416
   Kerzner International*                          8,000             480
   La-Z-Boy (B)                                   15,500             238
   Leapfrog Enterprises (B)*                      21,900             298
   Lear (B)                                       11,700             714
   Lions Gate Entertainment*                      43,190             459
   Mediacom Communications, Cl A (B)*             34,900             218
   MSC Industrial Direct, Cl A                    41,000           1,475
   MTR Gaming Group (B)*                          27,100             286
   New York (B)*                                  19,900             329
   NVR (B)*                                        1,600           1,231
   Pacific Sunwear of California (B)              20,100             447
   Panera Bread, Cl A (B)*                        11,600             468
   PDI (B)*                                       14,300             319
   PetsMart (B)                                   26,100             927
   PF Chang's China Bistro (B)*                   17,700             997
   Phillips-Van Heusen (B)                        12,200             329
   Pier 1 Imports                                 14,500             286
   Polo Ralph Lauren (B)                          38,400           1,636
   Pulitzer                                        5,800             376
   Regis (B)                                      13,400             618
   Royal Caribbean Cruises (B)                    11,200             610
   Ryland Group (B)                               28,600           1,646

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Scholastic (B)*                                13,700    $        506
   ShopKo Stores (B)*                             26,000             486
   Sonic (B)*                                     18,300             558
   Sonic Automotive (B)                           14,900             370
   Sports Authority (B)*                          13,100             337
   Station Casinos                                 9,405             514
   Stride Rite (B)                                38,900             435
   Technical Olympic USA (B)                      15,900             404
   Unifi (B)*                                     19,700              75
   Urban Outfitters (B)*                           7,300             324
   Valassis Communications*                        7,900             277
   Visteon (B)                                    35,300             345
   Whirlpool                                       8,500             588
   Williams-Sonoma*                               34,900           1,223
   Wynn Resorts (B)*                              12,000             803
   XM Satellite Radio Holdings, Cl A (B)*         19,700             741
                                                            ---------------
                                                                  45,739
                                                            ---------------
CONSUMER STAPLES -- 3.0%
   Adolph Coors, Cl B (B)                         12,400             938
   BJ's Wholesale Club (B)*                       10,200             297
   Bunge (B)                                       3,500             199
   Corn Products International                    14,300             766
   Dean Foods*                                    11,100             366
   Del Monte Foods (B)*                           30,200             333
   JM Smucker                                      3,700             174
   Nash Finch (B)                                 11,300             427
   NBTY (B)*                                       6,700             161
   Pathmark Stores (B)*                           49,400             287
   PepsiAmericas                                  44,900             954
   Ralcorp Holdings (B)*                          11,000             461
   Supervalu                                      20,900             721
   Tyson Foods, Cl A                               9,400             173
   United Natural Foods (B)*                      19,860             618
   Universal (B)*                                  6,300             301
   Winn-Dixie Stores (B)                          13,600              62
                                                            ---------------
                                                                   7,238
                                                            ---------------
ENERGY -- 3.1%
   Amerada Hess                                    8,600             709
   Ashland                                         4,600             269
   CARBO Ceramics (B)                              4,005             276
   Foundation Coal Holdings*                      17,200             397
   Houston Exploration*                           11,300             636
   Input/Output (B)*                              10,200              90
   Magnum Hunter Resources (B)*                   57,000             735
   National-Oilwell (B)*                           7,600             268
   Northwestern*                                  15,600             437
   Patina Oil & Gas                                7,100             266
   Patterson-UTI Energy                           22,900             446
   Plains Exploration & Production*               26,765             696
   Stone Energy (B)*                              12,100             546
   Swift Energy (B)*                              23,300             674
   Tesoro Petroleum (B)*                          34,000           1,083
   Ultra Petroleum*                                2,600             125
                                                            ---------------
                                                                   7,653
                                                            ---------------
FINANCIALS -- 14.1%
   Aames Investment+ (B)*                         22,700             243
   Accredited Home Lenders (B)*                   10,200             507
   Affiliated Managers Group (B)*                 14,900           1,009
   Allmerica Financial (B)*                       17,500             575
   American Financial Group (B)                   22,200             695
   AmerUs Group (B)                               10,400             471
   Astoria Financial (B)                          16,200             648

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Bancorpsouth (B)                               23,200    $        565
   Bank of Hawaii                                  6,300             320
   Banknorth Group                                15,800             578
   Bear Stearns                                    7,000             716
   Calamos Asset Management, Cl A*                 6,500             176
   CapitalSource (B)*                             24,900             639
   CB Richard Ellis Group, Cl A*                  18,800             631
   CIT Group                                       5,700             261
   City National                                   7,400             523
   Colonial BancGroup                             34,200             726
   Commerce Bancshares (B)                        13,137             659
   Cullen/Frost Bankers (B)                       11,600             564
   Downey Financial                                8,200             467
   E*Trade Financial*                            116,500           1,742
   East-West Bancorp (B)                           6,800             285
   Eaton Vance (B)                                 6,700             349
   Fidelity National Financial                     8,400             384
   First American                                 24,400             857
   Friedman Billings Ramsey Group, Cl A+ (B)      41,200             799
   GATX (B)                                       11,700             346
   Gold Banc (B)                                  30,900             452
   Greater Bay Bancorp (B)                        11,100             309
   Hibernia, Cl A                                 28,600             844
   Host Marriott+ (B)*                            23,000             398
   Huntington Bancshares (B)                      33,000             818
   Huron Consulting Group*                         3,600              80
   IndyMac Bancorp (B)                            11,700             403
   Investors Financial Services (B)               13,280             664
   Jackson Hewitt Tax Service (B)*                14,500             366
   Knight Trading Group, Cl A (B)*                26,500             290
   LandAmerica Financial Group                    13,800             744
   Montpelier Re Holdings (B)                      9,300             358
   Old Republic International                     25,500             645
   Oriental Financial Group (B)                   14,520             411
   PartnerRe Holdings (B)                         15,000             929
   Popular                                        41,700           1,202
   ProAssurance (B)*                              11,920             466
   Provident Bankshares                            8,300             302
   Providian Financial (B)*                       49,000             807
   Radian Group                                    7,524             401
   Reckson Associates Realty+ (B)                  5,700             187
   RenaissanceRe Holdings (B)                      9,600             500
   Silicon Valley Bancshares (B)*                 13,900             623
   Sovereign Bancorp                              65,600           1,479
   Stancorp Financial Group                        4,400             363
   Sterling Financial*                            10,600             416
   Stewart Information Services (B)               10,500             437
   Sunstone Hotel Investors+ (B)*                 20,900             434
   U-Store-It Trust+*                             20,700             359
   UCBH Holdings (B)                              13,655             626
   UnionBanCal (B)                                14,300             922
   Washington Federal (B)                         16,000             425
   Westamerica Bancorporation (B)                  3,600             210
   Wintrust Financial (B)                         16,485             939
                                                            ---------------
                                                                  34,544
                                                            ---------------
HEALTH CARE -- 13.5%
   Abgenix (B)*                                   29,200             302
   Accelrys (B)*                                  37,000             289
   Accredo Health (B)*                            24,600             682
   Advanced Medical Optics (B)*                   20,810             856
   Alpharma, Cl A (B)                             26,900             456
   American Healthways (B)*                       25,895             856
   American Medical Systems
   Holdings (B)*                                  16,145             675
   AMERIGROUP (B)*                                 4,600             348

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Amylin Pharmaceuticals (B)*                    21,100    $        493
   Animas (B)*                                    20,597             322
   Applera - Applied Biosystems Group             30,200             631
   Applera--Celera Genomics Group (B)*            44,000             605
   Apria Healthcare Group (B)*                    24,300             801
   Barr Pharmaceuticals*                          43,200           1,967
   Cephalon (B)*                                  24,100           1,226
   Community Health Systems*                      17,700             493
   Cooper (B)                                     14,370           1,014
   Coventry Health Care (B)*                       6,350             337
   Cubist Pharmaceuticals (B)*                    56,800             672
   CV Therapeutics (B)*                           77,000           1,771
   DaVita*                                        10,600             419
   Dendreon (B)*                                  59,200             638
   Depomed (B)*                                   45,300             245
   DJ Orthopedics (B)*                            29,700             636
   Express Scripts*                                4,900             375
   Fisher Scientific International*               18,200           1,135
   Genencor International (B)*                    18,600             305
   Health Net (B)*                                30,000             866
   Human Genome Sciences (B)*                     23,800             286
   Humana*                                        17,800             528
   IDX Systems (B)*                               17,100             589
   Immucor (B)*                                   23,850             561
   Inspire Pharmaceuticals*                       15,600             262
   InterMune (B)*                                 27,100             359
   Invitrogen*                                     8,500             571
   Kinetic Concepts (B)*                           6,730             514
   King Pharmaceuticals*                          18,700             232
   Laboratory of America Holdings*                 8,400             418
   LifePoint Hospitals (B)*                        4,300             150
   Ligand Pharmaceuticals, Cl B (B)*              46,700             544
   Magellan Health Services*                       2,400              82
   Medicis Pharmaceutical, Cl A (B)               17,400             611
   MGI Pharma (B)*                                15,000             420
   Mylan Laboratories (B)                         19,600             347
   Myriad Genetics (B)*                           12,700             286
   NeighborCare*                                     500              15
   Nu Skin Enterprises, Cl A (B)                  10,800             274
   Pacificare Health Systems (B)*                  7,500             424
   Par Pharmaceutical (B)*                         7,300             302
   Parexel International (B)*                     12,200             248
   PerkinElmer                                    20,100             452
   Pharmacopeia Drug Discovery (B)*               24,450             146
   Pozen (B)*                                     29,000             211
   Protein Design Labs*                           27,800             574
   Rigel Pharmaceuticals (B)*                     12,800             313
   Select Medical                                 20,000             352
   SurModics (B)*                                  5,100             166
   Sybron Dental Specialties (B)*                 24,966             883
   Telik (B)*                                     20,200             387
   Triad Hospitals*                               16,500             614
   Trimeris (B)*                                  47,100             667
   United Surgical Partners International (B)*     2,600             108
   Watson Pharmaceuticals*                        26,000             853
                                                            ---------------
                                                                  33,164
                                                            ---------------
INDUSTRIALS -- 13.8%
   Actuant, Cl A (B)*                              9,300             485
   Adesa*                                         14,500             308
   Advisory Board (B)*                             4,200             155
   Alaska Air Group*                               9,500             318
   Albany International, Cl A (B)                  6,100             214
   America West Holdings (B)*                     24,400             161
   Banta (B)                                      21,900             980

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   BearingPoint (B)*                              76,400    $        613
   Briggs & Stratton                              31,400           1,306
   Bright Horizons Family Solutions (B)*           7,900             512
   Brink's                                        20,600             814
   Calgon Carbon                                  34,600             314
   CNH Global (B)                                 22,240             431
   Corporate Executive Board (B)                   8,300             556
   Cummins                                        15,000           1,257
   Deluxe (B)                                      7,600             284
   Education Management*                          21,900             723
   Engineered Support Systems (B)                  6,800             403
   ESCO Technologies (B)*                          5,105             391
   Esterline Technologies (B)*                     9,700             317
   General Maritime (B)*                          13,585             543
   Goodrich                                       28,900             943
   Grupo TMM ADR, Ser A*                          42,600             156
   Harsco                                         12,500             697
   Herman Miller (B)                              30,300             837
   Infospace (B)*                                 16,825             800
   Intermagnetics General*                        13,823             351
   iPayment (B)*                                   9,170             454
   ITT Educational Services (B)*                  12,800             609
   John H. Harland (B)                             5,100             184
   Joy Global                                     16,125             700
   Kansas City Southern*                          18,000             319
   Lafarge North America                           6,200             318
   Laidlaw International (B)*                     42,300             905
   Landstar System (B)*                            5,620             414
   Lennox International (B)                       11,200             228
   Levitt, Cl A*                                   7,250             222
   Manitowoc                                      13,200             497
   Milacron (B)*                                  65,559             222
   Mine Safety Appliances (B)                     13,470             683
   Monster Worldwide*                             19,900             669
   Moog, Cl A (B)*                                 7,920             359
   Navistar International*                        13,400             589
   Orbital Sciences (B)*                          19,400             229
   Oshkosh Truck                                   7,500             513
   Paccar                                          5,900             475
   Pall                                           24,400             706
   Power-One (B)*                                 16,500             147
   Quanta Services (B)*                           69,800             558
   Resources Connection (B)*                      11,300             614
   Rofin-Sinar Technologies (B)*                   9,700             412
   Roper Industries                                  700              42
   RR Donnelley & Sons                             4,300             152
   Ryder System                                   25,000           1,194
   Senomyx (B)*                                   53,300             441
   Tecumseh Products, Cl A (B)                     7,700             368
   Teledyne Technologies*                         12,200             359
   Timken (B)                                     20,200             526
   Toro                                            5,855             476
   United Rentals (B)*                            25,500             482
   Universal Forest Products (B)                  15,600             677
   UTI Worldwide (B)                               7,200             490
   Walter Industries                              29,400             992
   Washington Group International*                20,600             850
   Westinghouse Air Brake Technologies            16,000             341
   Yellow Roadway*                                 1,700              95
   York International (B)                         10,300             356
                                                            ---------------
                                                                  33,736
                                                            ---------------
INFORMATION TECHNOLOGY -- 19.4%
   Advanced Micro Devices*                         8,200             181
   Akamai Technologies (B)*                       26,600             347
   Alliance Semiconductor (B)*                    31,800             118
   Altera*                                        28,500             590

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   AMIS Holdings (B)*                              9,400    $        155
   Amkor Technology*                              30,800             206
   Amphenol, Cl A (B)*                             4,700             173
   aQuantive (B)*                                 52,300             468
   Arris Group (B)*                              132,300             931
   Ascential Software*                            52,450             855
   Ask Jeeves (B)*                                13,200             353
   ATI Technologies*                               9,900             192
   Audible (B)*                                   17,900             466
   Autodesk                                       12,080             458
   Avid Technology*                                1,000              62
   Avocent*                                       21,200             859
   Axcelis Technologies*                          31,700             258
   Black Box (B)                                   7,200             346
   BMC Software*                                  18,300             340
   Brocade Communications Systems*                47,030             359
   Brooks Automation (B)*                         70,600           1,216
   C-COR*                                         65,300             607
   Certegy (B)                                    13,700             487
   Checkfree (B)*                                 10,400             396
   Citrix Systems*                                26,700             655
   CNET Networks (B)*                             13,600             153
   Cogent*                                         1,300              43
   Cognizant Technology Solutions, Cl A*          19,500             825
   Conexant Systems*                              84,700             169
   Convergys*                                     26,200             393
   Cree (B)*                                      17,700             709
   CSG Systems International (B)*                 24,400             456
   Cymer*                                         24,400             721
   Cypress Semiconductor*                         27,900             327
   Digitas*                                       39,600             378
   E.piphany (B)*                                 50,700             245
   Earthlink (B)*                                 93,600           1,078
   Electronics Boutique Holdings (B)*             10,100             434
   Emulex (B)*                                    23,800             401
   F5 Networks (B)*                               17,580             857
   Fairchild Semiconductor International*         39,600             644
   Faro Technologies (B)*                         15,095             471
   FEI (B)*                                       38,200             802
   Foundry Networks*                              32,300             425
   Global Payments                                 3,000             176
   Identix (B)*                                   17,400             128
   InFocus*                                       26,600             244
   Ingram Micro, Cl A*                            22,600             470
   Integrated Device Technology*                   9,000             104
   Internet Security Systems*                      5,700             133
   Intersil, Cl A                                 35,700             598
   Jack Henry & Associates (B)                    24,700             492
   Keynote Systems*                               26,900             374
   Komag*                                         26,800             503
   Lam Research (B)*                              21,200             613
   Lattice Semiconductor*                        212,000           1,208
   Lionbridge Technologies (B)*                   50,100             337
   LSI Logic*                                     47,900             263
   Macromedia (B)*                                 3,400             106
   Manhattan Associates (B)*                      13,000             310
   Maxtor (B)*                                   158,800             842
   Mentor Graphics (B)*                           35,100             537
   Mercury Interactive (B)*                       12,700             579
   Methode Electronics (B)                        33,500             431
   Micrel (B)*                                    41,200             454
   NetIQ*                                          7,400              90
   Novellus Systems*                              32,900             918
   Nvidia*                                         4,000              94
   O2Micro International (B)*                     33,500             383
   Openwave Systems (B)*                           3,100              48

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Paxar*                                         22,000    $        488
   Pixar (B)*                                      5,400             462
   Pixelworks (B)*                               106,600           1,209
   Plantronics                                     7,700             319
   PMC - Sierra*                                  44,000             495
   Polycom (B)*                                   69,000           1,609
   Quantum (B)*                                  150,400             394
   RADWARE (B)*                                    7,900             206
   Red Hat (B)*                                   44,400             593
   Redback Networks (B)*                          25,800             138
   RF Micro Devices (B)*                          98,600             674
   RSA Security (B)*                              28,540             573
   SafeNet (B)*                                   11,500             423
   Shanda Interactive Entertainment ADR (B)*      18,475             785
   Silicon Image*                                 29,000             477
   Skyworks Solutions (B)*                        48,705             459
   Spectrasite (B)*                               15,495             897
   Sybase (B)*                                    13,200             263
   Synaptics (B)*                                 23,715             725
   Synopsys*                                       6,700             131
   Tech Data*                                      8,400             381
   Teradyne*                                      43,300             739
   THQ (B)*                                       17,500             401
   TIBCO Software*                                34,000             454
   TTM Technologies (B)*                          28,800             340
   Unisys*                                        67,400             686
   Utstarcom (B)*                                 17,100             379
   Verint Systems*                                10,535             383
   WatchGuard Technologies (B)*                    6,200              27
   Wavecom ADR (B)*                               28,000             202
   Western Digital*                              108,800           1,179
                                                            ---------------
                                                                  47,535
                                                            ---------------
MATERIALS -- 5.9%
   Airgas                                         12,400             329
   Albemarle (B)                                  17,200             666
   Aptargroup (B)                                  5,600             296
   Carpenter Technology                           11,445             669
   Constar International*                         10,900              84
   Crown Holdings*                                41,300             567
   Cytec Industries (B)                           44,300           2,278
   Eastman Chemical                                7,800             450
   FMC*                                           16,400             792
   Georgia Gulf                                    6,760             337
   Headwaters (B)*                                 8,500             242
   Hercules (B)*                                  32,600             484
   Jacuzzi Brands (B)*                            53,900             469
   Louisiana-Pacific                              26,700             714
   Lubrizol                                       14,300             527
   Mosaic*                                        14,300             233
   NS Group*                                      15,100             420
   Olin (B)                                       13,000             286
   OM Group*                                      15,900             516
   Owens-Illinois*                                18,500             419
   Packaging of America (B)                       14,600             344
   Peabody Energy                                  9,900             801
   Quanex (B)                                      8,500             583
   Silgan Holdings (B)                             4,920             300
   Sonoco Products (B)                            12,800             380
   Terra Industries (B)*                          84,600             751
   United States Steel (B)                        12,300             630
                                                            ---------------
                                                                  14,567
                                                            ---------------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Berry Petroleum (B)                             5,670             271
                                                            ---------------

---------------------------------------------------------------------------

                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.5%
   Alamosa Holdings (B)*                          36,020    $        449
   CenturyTel                                     19,200             681
   General Communication, Cl A (B)*               18,200             201
                                                            ---------------
                                                                   1,331
                                                            ---------------
UTILITIES -- 3.9%
   Allete (B)                                      4,466             164
   Aquila*                                        22,600              83
   Avista                                         26,200             463
   Centerpoint Energy                             25,300             286
   CMS Energy*                                    33,800             353
   Constellation Energy Group                     13,900             608
   Edison International                           36,100           1,156
   El Paso Electric (B)*                          14,400             273
   Energen (B)                                     3,400             200
   MDU Resources Group (B)                        27,450             732
   Northeast Utilities (B)                        28,300             534
   Oneok                                           9,100             259
   Pinnacle West Capital (B)                      10,200             453
   PPL                                             9,100             485
   Puget Energy (B)                                8,800             217
   Reliant Energy (B)*                            41,900             572
   Sempra Energy (B)                              20,400             748
   UGI (B)                                        17,250             706
   Wisconsin Energy (B)                           34,800           1,173
                                                            ---------------
                                                                   9,465
                                                            ---------------
Total Common Stock
   (Cost $185,647) ($ Thousands)                                 235,243
                                                            ---------------

WARRANTS -- 0.0%
   Washington Mutual* (D)                        100,700              19
                                                            ---------------
Total Warrants
   (Cost $25) ($ Thousands)                                           19
                                                            ---------------

RIGHTS -- 0.0%
   Bank United (E)*                                7,000              --
                                                            ---------------
Total Rights
   (Cost $2) ($ Thousands)                                            --
                                                            ---------------

CASH EQUIVALENTS -- 8.0%
   Barclays Global Investers- Prime Money
     Market Fund (C)                           8,095,722           8,096
   One Group Institutional Prime
     Money Market Fund (C)                       100,859             101
   The Reserve Primary Fund, Cl 8 (C)          1,907,630           1,908
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A ++                  9,451,008           9,451
                                                            ---------------
Total Cash Equivalents
   (Cost $19,556) ($ Thousands)                                   19,556
                                                            ---------------

COMMERCIAL PAPER (C) (F) -- 20.0%
HEALTH SERVICES -- 20.0%
   ASAP Funding
     2.34%, 01/13/05                        $      3,900           3,897
   Ajax Bambino
     2.40%, 01/13/05                               3,800           3,797
   Bavaria TRR
     2.38%, 01/10/05                               2,358           2,357

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
December 31, 2004

---------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------
   Broadhollow
     2.44%, 01/07/05                        $      4,000    $      3,998
   CRE-8 Funding
     2.47%, 01/05/05                               4,000           3,999
   Freedom Park Capital
     2.42%, 01/19/05                                 566             565
     2.33%, 01/05/05                               3,500           3,499
   Gotham Funding
     2.40%, 01/04/05                               2,069           2,069
   Harwood Street Funding
     2.42%, 01/03/05                               4,000           3,999
   Lakeside Funding
     2.40%, 01/10/05                               4,000           4,000
   Main Street Warehouse
     2.40%, 01/07/05                               3,700           3,698
   McKinley Funding
     2.36%, 01/06/05                               3,900           3,899
   Mica Funding
     2.37%, 01/10/05                               3,800           3,798
   Mitten RFC
     2.39%, 01/04/05                               4,000           3,999
   Park Granada
     2.30%, 01/24/05                               1,500           1,498
                                                            ---------------
Total Commercial Paper
   (Cost $49,072) ($ Thousands)                                   49,072
                                                            ---------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     1.769%, 02/24/05                                180             179
                                                            ---------------
Total U.S. Treasury Obligation
   (Cost $180) ($ Thousands)                                         179
                                                            ---------------

CORPORATE BONDS (C) (G) -- 3.4%

   Leek Finance PLC
     2.41%, 12/21/05                               2,205           2,205
   Park Place Securities
     2.47%, 01/25/05                               3,000           3,000
   Wachovia Asset Securitization
     2.40%, 11/25/34                               3,000           3,000
                                                            ---------------
Total Corporate Bonds
   (Cost $8,205) ($ Thousands)                                     8,205
                                                            ---------------
ASSET-BACKED SECURITIES (C) (G) -- 1.0%

   Orchid Structured Finance
     2.41%, 11/18/38                               2,560           2,560
                                                            ---------------
Total Asset-Backed Securities
   (Cost $2,560) ($ Thousands)                                     2,560
                                                            ---------------

REPURCHASE AGREEMENTS -- 9.8%

Barclays
   2.150%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $8,001,433.33 (collateralized by
   various U.S. Government Obiligations,
   ranging in par value $3,686,000-
   $4,484,000, 0.000%-3.020%,
   01/10/05-06/01/06; with total market
   value $8,160,478.21)                            8,000           8,000

---------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                 ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------
Lehman Brothers
   2.280% dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $16,003,328 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,600,000-
   $3,401,477, 4.000%-
   6.500%,07/01/10-09/01/34; with total
   market value $16,259,631)                $     16,000    $     16,000
                                                            ---------------
Total Repurchase Agreements
   (Cost $24,000) ($ Thousands)                                   24,000
                                                            ---------------

Total Investments -- 138.3%
   (Cost $289,247) ($ Thousands)                            $    338,834
                                                            ---------------

Percentages are based on Net Assets of $245,028,925
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $89,765,373.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $93,941,878.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(F) The rate reported is the effective yield at time of purchase.
(G) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.

At December 31, 2004, the tax basis cost of the Fund's investments was $289,247,282 and the unrealized appreciation and depreciation were $57,014,398 and $(7,426,893), respectively.
ADR -- American Depository Receipt
Cl -- Class
PLC -- Public Limited Company
Amounts designated as "--" are zero or have been rounded to zero

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------
                                                           Unrealized
                          Contract                         Appreciation
Contract      Number of   Value              Expiration    (Depreciation)
Description   Contracts   ($Thousands)       Date          ($Thousands)
--------------------------------------------------------------------------------

S&P 400
Composite
Index            23         $1,530            03/18/05           $ 5
Russell 2000
Index            35          2,289            03/18/05            (5)
                                                               ------
                                                                 $ 0
                                                               ------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
COMMON STOCK  -- 95.2%

CONSUMER DISCRETIONARY -- 17.3%
   1-800 Contacts (B)*                            66,300  $        1,459
   7-Eleven*                                      41,400             992
   Aaron Rents                                    42,900           1,073
   Abercrombie & Fitch, Cl A                      42,500           1,995
   Advo                                          266,425           9,498
   Alliance Gaming (B)*                          147,200           2,033
   American Axle & Manufacturing Holdings         31,790             975
   American Greetings, Cl A (B)*                 117,720           2,984
   AnnTaylor Stores*                              49,700           1,070
   Arctic Cat                                     61,200           1,623
   ArvinMeritor (B)                              132,700           2,968
   Aviall*                                        67,300           1,546
   Bandag                                         24,000           1,195
   Belo, Cl A                                     52,800           1,385
   Bluegreen*                                     60,600           1,202
   BorgWarner                                      5,800             314
   Brinker International*                         22,050             773
   Brown Shoe                                     62,700           1,870
   Burlington Coat Factory Warehouse               5,200             118
   California Pizza Kitchen*                      34,290             789
   Carmike Cinemas*                               44,810           1,636
   Catalina Marketing                             21,300             631
   Cato, Cl A                                     64,000           1,844
   CellStar (B)*                                 204,500             910
   CKE Restaurants*                               72,200           1,048
   Cooper Tire & Rubber                           47,300           1,019
   CSK Auto*                                     127,330           2,132
   Dave & Buster's*                               11,500             232
   Dillard's, Cl A                                92,600           2,488
   Dollar Thrifty Automotive Group*               85,300           2,576
   Dress Barn*                                    68,817           1,211
   Ethan Allen Interiors (B)                      89,100           3,566
   Exide Technologies*                           117,100           1,613
   Fairmont Hotels & Resorts                      23,900             828
   Fleetwood Enterprises*                        198,400           2,670
   Foot Locker                                    80,670           2,172
   Furniture Brands International                175,800           4,404
   GameStop, Cl A (B)*                             7,400             165
   Gaylord Entertainment (B)*                     68,000           2,824
   Genesco*                                       22,100             688
   Great Wolf Resorts*                            84,000           1,876
   Handleman                                     267,353           5,743
   Haverty Furniture                               7,000             130
   Hollinger International, Cl A                  76,700           1,203
   Hollywood Entertainment*                      201,500           2,638
   Hooker Furniture                                6,900             157
   Ihop                                            7,300             306
   Insight Communications, Cl A*                  43,900             407
   Jack in the Box (B)*                           37,600           1,386
   Jakks Pacific (B)*                            120,730           2,669
   Jarden (B)*                                    63,500           2,758
   Jo-Ann Stores*                                104,800           2,886
   Journal Communications, Cl A                   58,300           1,053
   K2 (B)*                                       137,100           2,177
   Kellwood                                      250,860           8,655
   Kerzner International*                         34,600           2,078
   Kimball International, Cl B                    35,700             529
   La Quinta*                                     33,700             306
   La-Z-Boy                                       84,700           1,302
   Leapfrog Enterprises (B)*                     122,500           1,666
   Liberty                                        38,430           1,689

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Lin TV, Cl A*                                  14,300  $          273
   Lone Star Steakhouse & Saloon                  27,700             776
   MDC Holdings                                   12,600           1,089
   Men's Wearhouse*                               45,600           1,457
   Movie Gallery (B)                             356,930           6,807
   MTR Gaming Group*                             180,000           1,901
   National Presto Industries                     18,233             830
   Nautilus Group (B)                             44,910           1,085
   O'Charleys*                                    27,400             536
   Papa John's International*                     45,800           1,577
   Payless Shoesource (B)*                       262,900           3,234
   PEP Boys-Manny Moe & Jack                      58,700           1,002
   Pier 1 Imports (B)                             83,600           1,647
   Polo Ralph Lauren                              67,400           2,871
   Pulitzer                                       37,800           2,451
   RC2*                                           19,300             629
   Reader's Digest Association                    28,400             395
   Reebok International (B)                       33,320           1,466
   Regis (B)                                     119,671           5,523
   Rent-A-Center*                                 19,500             517
   Ryan's Restaurant Group*                       78,200           1,206
   Ryland Group (B)                               30,200           1,738
   Saks (B)                                       87,900           1,275
   Scholastic*                                    69,100           2,554
   Sharper Image*                                 46,830             883
   ShopKo Stores*                                 18,300             342
   Sonic Automotive (B)                           32,900             816
   Sports Authority*                              55,100           1,419
   Stage Stores*                                  13,700             569
   Starwood Hotels & Resorts Worldwide            89,600           5,233
   Steinway Musical Instruments*                   2,900              84
   Sturm Ruger                                    11,900             107
   Superior Essex*                                84,500           1,588
   Superior Industries International (B)         155,500           4,517
   Tenneco Automotive*                            56,800             979
   Tower Automotive (B)*                         126,100             301
   Trans World Entertainment*                     38,300             478
   Tupperware                                     47,200             978
   Unifi*                                        114,300             438
   United Auto Group                              14,400             426
   Valassis Communications (B)*                   89,210           3,123
   Visteon (B)                                   192,700           1,883
   World Wrestling Entertainment                 123,100           1,493
   Zale*                                         188,000           5,616
                                                          ----------------
                                                                 186,245
                                                          ----------------
CONSUMER STAPLES -- 2.6%
   Adolph Coors, Cl B (B)                         42,200           3,193
   BJ's Wholesale Club (B)*                       52,600           1,532
   Casey's General Stores                         81,230           1,474
   Chiquita Brands International*                 55,900           1,233
   Corn Products International                    25,500           1,366
   Del Monte Foods*                              154,700           1,705
   Delta & Pine Land                              46,500           1,268
   Hain Celestial Group*                          94,200           1,947
   Interstate Bakeries                             9,000              57
   Lance                                          20,800             396
   Nash Finch                                     34,100           1,288
   NBTY*                                          46,300           1,112
   Pathmark Stores*                              269,700           1,567
   PepsiAmericas                                  81,200           1,725
   Ralcorp Holdings*                              48,000           2,013
   Rayovac*                                       72,200           2,206
   Ruddick                                        14,600             317
   Sanderson Farms                                28,100           1,216


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Tyson Foods, Cl A                              51,400  $          946
   Universal*                                     26,300           1,258
                                                          ----------------
                                                                  27,819
                                                          ----------------
ENERGY -- 6.7%
   Atlas America (B)*                             33,080           1,183
   Atwood Oceanics*                               14,600             761
   Cabot Oil & Gas                                55,700           2,465
   Cimarex Energy (B)*                            73,600           2,789
   Core Laboratories (B)*                         49,300           1,151
   Energy Partners*                               74,300           1,506
   Forest Oil (B)*                               178,450           5,660
   Holly                                          42,600           1,187
   Houston Exploration*                           10,600             597
   Input/Output (B)*                              55,300             489
   Key Energy Services*                           95,200           1,123
   Magnum Hunter Resources*                      241,700           3,118
   Meridian Resource*                            189,700           1,148
   NATCO Group, Cl A*                             73,124             643
   National-Oilwell (B)*                          41,500           1,465
   Northwestern (B)*                              65,600           1,837
   Overseas Shipholding Group (B)                 40,600           2,241
   Patina Oil & Gas                               32,200           1,208
   Penn Virginia                                  29,000           1,177
   Pioneer Natural Resources                      87,011           3,054
   Plains Exploration & Production*              245,019           6,371
   Range Resources                               144,100           2,948
   Remington Oil & Gas*                           30,500             831
   RPC                                            11,300             284
   SEMCO Energy                                  162,700             869
   Spinnaker Exploration*                         29,200           1,024
   St. Mary Land & Exploration (B)                91,500           3,819
   Stone Energy (B)*                             132,300           5,965
   Superior Energy Services*                      73,100           1,126
   Swift Energy*                                 107,030           3,097
   Tesoro Petroleum*                              68,600           2,186
   Veritas DGC*                                  101,500           2,275
   Vintage Petroleum                              82,938           1,882
   W-H Energy Services*                          113,830           2,545
   Whiting Petroleum*                             55,200           1,670
                                                          ----------------
                                                                  71,694
                                                          ----------------
FINANCIALS  -- 24.7%
   Acadia Realty Trust+                           46,300             755
   Advanta, Cl B                                  20,800             505
   Affiliated Managers Group (B)*                 49,850           3,377
   Agree Realty+                                  16,100             510
   Allmerica Financial*                           76,900           2,525
   AMB Property+                                  93,200           3,764
   American Home Mortgage Investment+*            61,300           2,100
   AmerUs Group (B)                               24,900           1,128
   Anchor Bancorp Wisconsin                        3,700             108
   Anthracite Capital+                            32,100             397
   Arbor Realty Trust+ (B)*                      114,600           2,812
   Arch Capital Group*                            39,100           1,513
   Archstone-Smith Trust+                         21,300             816
   Aspen Insurance Holdings*                      48,500           1,189
   AvalonBay Communities+                         21,800           1,642
   Bancorpsouth                                   52,400           1,277
   Bank Mutual                                   134,240           1,634
   Bedford Property Investors+                    28,100             798
   Boston Properties+                             72,600           4,695
   Brandywine Realty Trust+                       24,700             726

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Brookfield Properties                          32,300  $        1,208
   Camden Property Trust+                         27,900           1,423
   Capital Southwest                              26,500           2,081
   Capital Trust, Cl A+                           12,700             390
   Capitol Bancorp                                11,000             387
   Cardinal Financial*                           136,600           1,523
   Cascade Bancorp                                 6,400             129
   Catellus Development+                          19,900             609
   Cathay General Bancorp                         24,300             911
   CB Richard Ellis Group, Cl A*                  49,800           1,671
   CBL & Associates Properties+                   32,240           2,462
   Cedar Shopping Centers+*                        8,000             114
   Central Pacific Financial                      57,171           2,068
   Chemical Financial                              7,100             305
   City Holding                                   10,500             381
   CNA Surety*                                    18,600             248
   Colonial BancGroup (B)                         62,100           1,318
   Colonial Properties Trust+                     20,300             797
   Columbia Banking System                        14,700             367
   Commerce Group                                 23,600           1,441
   Commercial Federal                             34,600           1,028
   Community Bank System                          34,200             966
   Community Trust Bancorp                         3,190             103
   CompuCredit (B)*                               27,600             755
   Corus Bankshares                               15,900             763
   Crescent Real Estate Equity+                   53,100             970
   CRT Properties+                                30,900             737
   Delphi Financial Group, Cl A                   35,800           1,652
   Donegal Group, Cl A                            50,601           1,160
   Eagle Hospitality Properties Trust+*           99,600           1,026
   Entertainment Properties Trust+                22,500           1,002
   Equity Inns+                                   74,400             873
   FBL Financial Group, Cl A                      16,900             482
   Federal Agricultural Mortgage*                  9,800             228
   FelCor Lodging Trust+ (B)*                     82,500           1,209
   First American                                133,400           4,688
   First Citizens Bancshares, Cl A                 7,206           1,068
   First Community Bancorp                        26,500           1,132
   First Community Bancshares Virginia             1,400              51
   First Financial Bankshares                      4,600             206
   First Indiana                                  67,026           1,509
   First Industrial Realty Trust                  66,800           2,721
   First Merchants                                 5,500             156
   First Niagara Financial Group                 169,400           2,363
   FirstFed Financial*                             6,500             337
   FirstMerit (B)                                 56,430           1,608
   Flagstar Bancorp                              159,500           3,605
   Flushing Financial                             40,600             814
   Fpic Insurance Group (B)*                      25,800             913
   Frontier Financial                              7,100             274
   Gartner, Cl A (B)*                            125,300           1,561
   GATX                                          112,000           3,311
   General Growth Properties+                    171,170           6,190
   Glenborough Realty Trust+                      25,300             538
   Gold Banc                                     165,500           2,420
   Greater Bay Bancorp                           107,700           3,003
   Greenhill*                                      4,200             121
   Hancock Holding                                54,580           1,826
   Hanmi Financial                                 9,800             352
   Health Care Property Investors+                29,400             814
   Heritage Property Investment Trust+             6,000             193
   Hilb Rogal & Hobbs (B)                        186,600           6,762
   Horace Mann Educators                          67,230           1,283
   Host Marriott+*                               275,300           4,763
   HRPT Properties Trust+                         67,100             861


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Hub International                              74,200  $        1,366
   Independant Bank                                6,800             229
   Independence Community Bank                    19,200             818
   Independent Bank                                5,390             161
   IndyMac Bancorp                                66,300           2,284
   Innkeepers USA Trust+                          52,900             751
   Insurance Auto Auctions*                        5,200             117
   IPC Holdings                                   47,400           2,062
   Irwin Financial                               137,800           3,912
   iStar Financial+                              101,200           4,580
   Jackson Hewitt Tax Service*                    77,100           1,947
   Jones Lang LaSalle*                            17,500             655
   Kimco Realty+                                 100,600           5,834
   Knight Trading Group, Cl A (B)*                99,650           1,091
   LandAmerica Financial Group                    44,900           2,421
   LaSalle Hotel Properties+                      22,800             726
   Liberty Property Trust+                        42,300           1,827
   LTC Properties+                                38,300             763
   Macatawa Bank                                   2,200              71
   MainSource Financial Group                      1,785              43
   Max Re Capital                                 34,600             738
   MBT Financial                                   3,100              72
   Medical Properties Trust+*                     39,400             404
   Mid-America Apartment
   Communities+                                   21,200             874
   Mid-State Bancshares                           11,800             338
   Montpelier Re Holdings                         52,400           2,015
   National Health Investors+                     31,200             910
   Nationwide Health Properties+                  20,400             485
   Navigators Group*                               8,400             253
   NBT Bancorp                                    52,200           1,343
   New Century Financial+ (B)                     17,400           1,112
   NewAlliance Bancshares*                        79,251           1,213
   Newcastle Investment+                          25,800             820
   Novastar Financial+ (B)                        12,200             604
   Odyssey Re Holdings (B)                        30,600             771
   Omega Healthcare Investors+                    84,100             992
   Oriental Financial Group                       93,830           2,656
   Pacific Capital Bancorp                        24,266             825
   Parkway Properties+                             5,500             279
   Pennsylvania Real Estate Investment Trust+     39,200           1,678
   Peoples Holding                                 2,500              83
   PFF Bancorp                                    23,500           1,089
   Philadelphia Consolidated Holding*              6,900             456
   Platinum Underwriters Holdings                 74,170           2,307
   PMI Group                                      41,440           1,730
   Presidential Life                              32,900             558
   ProAssurance*                                  36,800           1,439
   Prologis+                                     126,300           5,473
   Prosperity Bancshares                          14,000             409
   Provident Bankshares                           34,900           1,269
   PS Business Parks+                             39,100           1,763
   Public Storage+ (B)                            75,800           4,226
   PXRE Group                                     82,400           2,077
   Rainier Pacific Financial Group                76,370           1,367
   RAIT Investment Trust+                         30,600             856
   Reckson Associates Realty+                     46,700           1,532
   Regency Centers+                               74,100           4,105
   RenaissanceRe Holdings                         41,300           2,151
   Saul Centers+                                  20,300             776
   Scottish RE Group                              12,100             313
   Selective Insurance Group                      34,800           1,540
   Senior Housing Properties Trust+              136,400           2,583
   Silicon Valley Bancshares (B)*                 32,000           1,434

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Simmons First National                          3,500  $          101
   Simon Property Group+                          99,000           6,402
   SL Green Realty+                               32,470           1,966
   Spirit Finance, Real Estate Investment
     Trust+ (B)*                                  13,000             164
   Sterling Financial*                            66,800           2,623
   Stewart Information Services                  167,600           6,981
   Strategic Hotel Capital+*                      64,000           1,056
   Sunstone Hotel Investors+*                    118,200           2,456
   Susquehanna Bancshares                          8,500             212
   Tanger Factory Outlet Centers                   5,400             143
   Texas Regional Bancshares, Cl A                 4,985             163
   Thomas Properties Group*                       66,500             847
   TierOne                                         3,600              89
   Tompkins Trustco                                1,800              96
   Trammell Crow*                                 58,600           1,061
   Trico Bancshares                                5,600             131
   Trustmark                                      70,200           2,181
   U-Store-It Trust+*                            137,600           2,387
   UICI (B)*                                      82,000           2,780
   UMB Financial                                  47,649           2,700
   Umpqua Holdings                                11,600             292
   United Community Financial Ohio                 2,400              27
   United Fire & Casualty                         11,000             371
   Universal Health Realty Income                  4,200             135
   Ventas+                                       109,100           2,990
   Vornado Realty Trust+ (B)                      37,400           2,847
   Washington Federal                            109,700           2,911
   Weingarten Realty Investors+                   45,400           1,821
   WesBanco                                       24,400             780
   West Coast Bancorp                              5,900             150
   Westcorp                                       10,500             482
   Winston Hotels+                               208,440           2,462
   WR Berkley                                     52,550           2,479
   Zenith National Insurance (B)                  64,200           3,200
                                                          ----------------
                                                                 265,563
                                                          ----------------
HEALTH CARE -- 6.6%
   Accelrys*                                     202,200           1,577
   Albany Molecular Research*                     35,200             392
   Alderwoods Group*                              47,800             544
   Alpharma, Cl A                                200,800           3,403
   Applera--Celera Genomics Group*               240,900           3,312
   Apria Healthcare Group*                       102,000           3,361
   Bio-Rad Laboratories, Cl A (B)*                37,500           2,151
   Community Health Systems (B)*                  96,500           2,690
   Conmed*                                        27,800             790
   Cross Country Healthcare*                      78,300           1,416
   Diamondrock Hospitality*                       57,100             582
   DJ Orthopedics*                               166,840           3,574
   Genencor International*                       162,900           2,672
   Health Net*                                   166,700           4,813
   HealthTronics*                                 42,300             450
   Henry Schein*                                  15,230           1,061
   Human Genome Sciences (B)*                     10,200             123
   Kindred Healthcare*                            12,100             362
   LifePoint Hospitals*                           18,200             634
   Magellan Health Services*                      13,300             454
   Mettler Toledo International*                  43,580           2,236
   MTS Systems                                    18,000             609
   Myriad Genetics (B)*                           64,200           1,445
   National Dentex*                               81,631           2,486
   NeighborCare*                                   2,300              71
   Neoforma (B)*                                   9,800              75
   Nu Skin Enterprises, Cl A                      48,300           1,226
   Ocular Sciences*                               31,700           1,554

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Owens & Minor                                  51,400  $        1,448
   Pacificare Health Systems (B)*                  7,200             407
   Par Pharmaceutical (B)*                        56,100           2,321
   Parexel International*                         66,900           1,358
   PerkinElmer                                    64,700           1,455
   Perrigo                                        75,900           1,311
   Pharmacopeia Drug Discovery*                  133,350             799
   RehabCare Group*                               17,900             501
   Res-Care*                                      77,860           1,185
   Sola International*                           113,100           3,115
   Sybron Dental Specialties*                    222,990           7,889
   Techne*                                        10,000             389
   Triad Hospitals*                               34,060           1,267
   Universal Health Services, Cl B                20,060             893
   Viasys Healthcare*                            107,600           2,044
   West Pharmaceutical Services                   15,300             383
                                                          ----------------
                                                                  70,828
                                                          ----------------
INDUSTRIALS -- 17.7%
   Actuant, Cl A*                                 40,700           2,123
   Acuity Brands                                  21,300             677
   Adesa*                                         92,800           1,969
   Alaska Air Group (B)*                          58,900           1,973
   Albany International, Cl A                     78,811           2,771
   AO Smith                                       93,540           2,801
   Applied Industrial Technologies                53,850           1,475
   Arkansas Best                                  32,400           1,454
   Artesyn Technologies*                          23,500             266
   Banta                                         120,710           5,403
   BearingPoint (B)*                             656,200           5,269
   Blount International*                          66,560           1,159
   Briggs & Stratton                             122,250           5,083
   Brink's                                       105,000           4,150
   Calgon Carbon                                 188,600           1,712
   Cascade                                        25,400           1,015
   CDI                                            81,900           1,751
   CIRCOR International                           72,500           1,679
   CNH Global                                    126,360           2,448
   Consolidated Graphics*                         20,000             918
   Courier                                        26,090           1,355
   CPI Aerostructures*                            75,910             869
   Duratek*                                       45,970           1,145
   Eagle Materials                                19,700           1,701
   EMCOR Group*                                   37,300           1,685
   Ennis Business Forms                           13,600             262
   Esterline Technologies*                        52,600           1,717
   ExpressJet Holdings*                           17,400             224
   Flowserve*                                     10,300             284
   FTI Consulting (B)*                            98,700           2,080
   Gardner Denver*                                 5,600             203
   GenCorp (B)                                    24,700             459
   General Cable*                                162,500           2,251
   Genlyte Group*                                 25,400           2,176
   Global Power Equipment Group (B)*              52,100             513
   Griffon (B)*                                  171,700           4,636
   Grupo TMM ADR, Ser A*                         237,100             868
   Harsco                                         26,700           1,488
   IKON Office Solutions                          62,400             721
   Insituform Technologies, Cl A*                 67,000           1,519
   Integrated Electrical Services (B)*           261,640           1,266
   Ionics (B)*                                     9,500             412
   John H. Harland                               113,400           4,094
   Kadant*                                        62,280           1,277
   Kansas City Southern*                         185,860           3,295
   Kaydon (B)                                    100,800           3,328

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Kennametal                                     69,300  $        3,449
   Kirby*                                         73,900           3,280
   Laidlaw International*                        183,400           3,925
   Lennox International                           95,000           1,933
   Levitt, Cl A*                                  21,000             642
   LSI Industries                                103,275           1,182
   M/I Homes (B)                                  23,500           1,295
   Manitowoc                                      72,500           2,730
   Medical Staffing Network Holdings (B)*        132,300           1,084
   Milacron (B)*                                 348,335           1,181
   Mueller Industries                             24,000             773
   Navigant International*                         8,900             108
   Navistar International (B)*                    74,700           3,285
   NCO Group*                                     25,200             651
   NN                                             10,600             140
   Orbital Sciences (B)*                         106,600           1,261
   Oshkosh Truck                                  32,900           2,250
   Overnite                                       36,300           1,352
   Pall                                          133,900           3,876
   Penn Engineering & Manufacturing                9,800             177
   Quality Distribution*                          56,700             479
   Quanta Services (B)*                          382,600           3,061
   R.H. Donnelley*                                46,200           2,728
   Regal-Beloit (B)                               84,220           2,409
   Republic Airways Holdings*                      4,500              60
   Robbins & Myers                                75,830           1,807
   Ryder System                                   76,800           3,669
   Sauer                                          10,400             227
   School Specialty*                              85,170           3,284
   SCS Transportation*                             9,200             215
   Simpson Manufacturing                         116,200           4,055
   Skywest                                        54,800           1,099
   Source Interlink*                             104,400           1,386
   Sourcecorp*                                    42,200             806
   Stewart Enterprises, Cl A*                    146,200           1,022
   Swift Transportation (B)*                      37,200             799
   Tecumseh Products, Cl A                        49,200           2,352
   Teledyne Technologies*                         66,500           1,957
   TeleTech Holdings*                             34,600             335
   Terex*                                          5,400             257
   Tetra Tech*                                   212,110           3,551
   Timken                                         48,700           1,267
   Toro                                           12,100             984
   Tredegar                                       35,200             711
   Unifirst                                       31,000             877
   United Rentals (B)*                            61,000           1,153
   United Stationers*                             23,300           1,076
   Universal Forest Products                      23,800           1,033
   USF                                            66,300           2,516
   Valmont Industries                             20,900             525
   Walter Industries (B)                         304,000          10,254
   Washington Group International*               161,300           6,654
   Watson Wyatt Holdings                         130,300           3,512
   Westinghouse Air Brake Technologies            85,300           1,819
   Woodward Governor                              14,000           1,003
   York International                             23,400             808
                                                          ----------------
                                                                 190,248
                                                          ----------------
INFORMATION TECHNOLOGY -- 8.9%
   Advanced Digital Information*                 172,500           1,728
   Agilysys                                       83,500           1,431
   Alliance Semiconductor*                       174,200             645
   Arris Group*                                  299,600           2,109
   Ascential Software*                           288,600           4,707
   Avnet (B)*                                     60,150           1,097

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Axcelis Technologies*                         149,600  $        1,216
   Belden CDT*                                   110,330           2,560
   BISYS Group (B)*                               88,130           1,450
   Black Box                                      18,900             908
   Blackboard (B)*                                12,400             184
   Brooks Automation*                             80,700           1,390
   CCC Information Services Group*                18,900             420
   Checkpoint Systems*                            38,700             699
   Coherent*                                      76,800           2,338
   CommScope (B)*                                 19,100             361
   CSG Systems International*                     79,700           1,490
   Cymer*                                         35,500           1,049
   Digi International*                            10,200             175
   Digitas*                                      167,900           1,603
   DoubleClick*                                   25,600             199
   Dupont Photomasks*                             15,220             402
   E.piphany*                                    225,500           1,089
   Earthlink (B)*                                620,200           7,145
   Electronics Boutique Holdings*                 19,200             824
   Fairchild Semiconductor International (B)*    216,100           3,514
   Hutchinson Technology*                          5,300             183
   Hypercom*                                     112,600             667
   Imation                                        33,400           1,063
   InFocus*                                      145,500           1,333
   Ingram Micro, Cl A*                            56,300           1,171
   Intergraph*                                     7,900             213
   Internet Security Systems*                     31,400             730
   Keynote Systems*                              159,700           2,223
   Komag*                                         55,000           1,033
   Lawson Software*                               98,900             679
   LeCroy*                                         8,100             189
   Littelfuse*                                    64,183           2,192
   Maxtor*                                       511,100           2,709
   Methode Electronics                           159,250           2,046
   MKS Instruments*                               25,800             479
   Newport*                                       79,300           1,118
   Nvidia*                                        22,000             518
   PalmOne (B)*                                   24,900             786
   Parametric Technology*                        212,358           1,251
   Pegasus Solutions*                             49,500             624
   Performance Technologies*                     104,000             967
   Photronics*                                   156,400           2,581
   Polycom*                                       52,900           1,234
   Pomeroy IT Solutions*                          91,670           1,394
   Progress Software*                             17,300             404
   ProQuest*                                      93,100           2,765
   Quantum*                                      844,400           2,212
   RADWARE*                                       43,300           1,131
   Redback Networks (B)*                         140,600             754
   Richardson Electronics                        174,730           1,854
   Silicon Storage Technology*                   142,200             846
   Stoneridge*                                    15,400             233
   Storage Technology (B)*                        24,000             759
   Sybase*                                       143,630           2,865
   SYKES Enterprises*                             54,000             375
   Synopsys*                                      67,120           1,317
   THQ*                                           43,950           1,008
   TIBCO Software*                               187,000           2,495
   Unisys*                                       247,100           2,515
   United Online*                                 87,100           1,004
   Utstarcom (B)*                                 94,900           2,102
   WatchGuard Technologies*                       33,600             149
   Wavecom ADR*                                  152,500           1,103
   webMethods (B)*                               204,300           1,473
                                                          ----------------
                                                                  95,480
                                                          ----------------

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
MATERIALS -- 6.0%
   Airgas                                         85,300  $        2,261
   Albemarle                                      86,200           3,337
   Aptargroup                                     67,376           3,556
   Arch Chemicals (B)                             42,000           1,209
   Buckeye Technologies*                          15,100             196
   Constar International*                        109,600             846
   Crown Holdings*                               372,100           5,113
   Cytec Industries (B)                          169,900           8,736
   FMC*                                           57,300           2,768
   Foundation Coal Holdings (B)*                  72,500           1,672
   Georgia Gulf                                   62,760           3,125
   Greif, Cl A                                     3,300             185
   H.B. Fuller                                    16,900             482
   Hercules*                                     178,400           2,649
   Jacuzzi Brands*                               468,700           4,078
   Louisiana-Pacific                              25,200             674
   Mosaic (B)*                                    77,800           1,270
   NCI Building Systems (B)*                      21,000             787
   NewMarket*                                     48,560             966
   Octel                                          12,600             262
   Olin                                          152,100           3,349
   OM Group*                                      41,100           1,332
   Packaging of America                           64,100           1,510
   Perini*                                        54,400             908
   Quanex                                         27,600           1,893
   Rock-Tenn, Cl A                                38,900             590
   Schweitzer-Mauduit International               78,830           2,676
   Silgan Holdings                                34,900           2,128
   Steel Dynamics (B)                             28,900           1,095
   Terra Industries (B)*                          34,000             302
   Transmontaigne*                                31,800             195
   USG (B)*                                       83,200           3,350
   Wausau-Mosinee Paper                           47,700             852
                                                          ----------------
                                                                  64,352
                                                          ----------------
TELECOMMUNICATION SERVICES -- 0.5%
   Aspect Communications*                         48,000             535
   Boston Communications Group*                   84,200             778
   Brightpoint*                                   14,300             279
   Broadwing (B)*                                 12,100             110
   Commonwealth Telephone Enterprises*             9,000             447
   CT Communications                               5,700              70
   General Communication, Cl A*                  113,119           1,249
   IDT*                                           35,600             523
   IDT, Cl B*                                     42,700             661
   Talk America Holdings (B)*                     66,600             441
                                                          ----------------
                                                                   5,093
                                                          ----------------
UTILITIES -- 4.2%
   AGL Resources                                 164,901           5,481
   Allete                                         29,699           1,091
   Aquila (B)*                                   123,600             456
   Avista                                         63,300           1,119
   Black Hills                                    70,800           2,172
   Cascade Natural Gas                            44,300             939
   Centerpoint Energy                            138,600           1,566
   Cleco (B)                                      94,000           1,904
   CMS Energy (B)*                               184,300           1,926
   El Paso Electric*                              87,600           1,659
   Energen                                        73,500           4,333
   Idacorp                                       124,790           3,815
   Northwest Natural Gas                          18,600             628


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   Oneok (B)                                      91,600  $        2,603
   Pico Holdings*                                109,800           2,281
   PNM Resources (B)                             156,350           3,954
   South Jersey Industries                        12,000             631
   Southwest Gas                                  37,000             940
   UGI                                            18,700             765
   UIL Holdings                                   24,200           1,242
   Westar Energy                                 100,270           2,293
   WGL Holdings                                   38,140           1,176
   Wisconsin Energy                               54,880           1,850
                                                          ----------------
                                                                  44,824
                                                          ----------------
Total Common Stock
   (Cost $808,236) ($ Thousands)                               1,022,146
                                                          ----------------

WARRANTS  -- 0.0%
   Washington Mutual* (D)                        383,342              73
                                                          ----------------
Total Warrants
   (Cost $56) ($ Thousands)                                           73
                                                          ----------------

RIGHTS  -- 0.0%
   Bank United*                                   46,300              --
                                                          ----------------
Total Rights
   (Cost $8) ($ Thousands)                                            --
                                                          ----------------

CORPORATE OBLIGATIONS (C)(F) -- 6.0%

FINANCIALS  -- 5.9%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                      $         793             793
   American General Finance
     2.403%, 01/06/06                              2,222           2,222
   Belford Funding MTN
     2.410%, 02/02/05                              3,174           3,174
   Bradford & Bingley
     2.193%, 01/07/05                              1,999           1,999
   CCN Bluegrass
     2.490%, 08/18/05                              2,380           2,380
   Countrywide Home Loans
     2.630%, 06/23/05                              1,269           1,269
     2.528%, 11/30/05                              3,491           3,491
     2.471%, 08/26/05                                952             952
     2.435%, 02/23/05                                920             920
     2.429%, 05/20/05                                635             635
   Five Finance
     2.423%, 09/22/05                              4,507           4,505
   Harrier Finance Funding
     2.496%, 06/15/05                              2,761           2,760
   Irish Life & Permanent
     2.427%, 01/22/06                              2,952           2,951
   Lakeside Funding
     2.370%, 01/10/05                              3,433           3,433
   Liberty Light US Capital
     2.378%, 01/14/05                              1,587           1,587
     2.360%, 02/09/05                              1,587           1,587
   Morgan Stanley
     2.331%, 02/06/06                                635             635
   Nationwide Building Society
     2.542%, 10/28/05                              1,587           1,587
     2.398%, 01/06/06                              3,174           3,174
   Pacific Life Global Funding
     2.380%, 01/13/06                              2,380           2,380

--------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------
   Premium Asset Trust
     2.412%, 12/15/05                      $       4,443  $        4,443
   SLM MTN, Cl X
     2.410%, 01/20/06                              5,554           5,554
   Sigma Finance MTN
     2.279%, 01/04/05                              1,904           1,904
   U.S. Trust
     2.495%, 09/12/05                              3,174           3,174
   Washington Mutual Bank
     2.310%, 08/18/05                              3,174           3,174
   White Pine Finance
     2.396%, 03/11/05                                793             793
     2.286%, 11/01/05                              1,396           1,396
                                                          ----------------
                                                                  62,872
                                                          ----------------
INDUSTRIALS -- 0.1%
   Caterpillar MTN, Ser F
     2.180%, 07/11/05                              1,587           1,587
                                                          ----------------
Total Corporate Obligations
   (Cost $64,459) ($ Thousands)                                   64,459
                                                          ----------------

ASSET-BACKED SECURITIES (C) (F) -- 3.1%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                                567             567
     2.100%, 07/15/05                                 82              82
                                                          ----------------
                                                                     649
                                                          ----------------
MORTGAGE RELATED SECURITIES  -- 3.0%
   Aire Valley Mortgages
     2.410%, 09/20/05                              2,031           2,031
   Blue Heron Funding
     2.447%, 02/23/05                              3,174           3,174
     2.443%, 03/18/05                              1,428           1,428
   Cheyne High Grade
     2.280%, 11/10/05                              1,825           1,825
   Commodore
     2.570%, 12/12/38                              1,460           1,460
   Davis Square Funding
     2.361%, 04/06/05                              1,587           1,587
     2.361%, 05/06/05                              1,587           1,587
   Duke Funding
     2.115%, 04/08/05                              1,587           1,587
   Harwood
     2.460%, 09/20/05                              4,030           4,030
   Orchid Structured Finance
     2.410%, 05/18/05                              3,483           3,483
   Park Place Securities
     2.467%, 11/25/05                              6,347           6,347
   RMAC
     2.390%, 06/12/05                              1,387           1,387
   Saturn Ventures
     2.422%, 02/07/05                              1,587           1,587
   Whitehawk CDO Funding
     2.520%, 06/15/05                                793             793
                                                          ----------------
                                                                  32,306
                                                          ----------------
Total Asset-Backed Securities
   (Cost $32,955) ($ Thousands)                                   32,955
                                                          ----------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

--------------------------------------------------------------------------

                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
CASH EQUIVALENTS  -- 4.5%
   Bear Stearns Master Notes (C)               3,173,661  $        3,174
   First Union Cash Management Program         1,664,186           1,664
   SEI Daily Income Trust, Prime
   Obligation Fund, Cl A  ++                  43,242,445          43,242
                                                          ----------------
Total Cash Equivalents
   (Cost $48,080) ($ Thousands)                                   48,080
                                                          ----------------

COMMERCIAL PAPER (C) (E) -- 2.9%

FINANCIALS  -- 2.9%
   Altamira Funding
     2.435%, 02/03/05                      $         682             681
   Belford Funding
     2.421%, 01/07/05                              3,174           3,172
   CPI Funding
     2.455%, 02/01/05                              3,645           3,638
   CRE-8 Funding
     2.470%, 01/03/05                                793             793
   Concord, Ser B
     2.390%, 01/13/05                                460             460
   Georgetown Funding
     2.508%, 02/17/05                              3,174           3,163
     2.421%, 02/04/05                              1,671           1,667
   Golden Fish
     2.456%, 02/07/05                                770             768
     2.422%, 01/11/05                                707             706
     2.413%, 01/20/05                                354             354
     2.303%, 01/18/05                              1,912           1,910
   Harwood Street Funding
     2.414%, 01/25/05                              1,169           1,167
   Main Street Warehouse
     2.503%, 01/18/05                              2,222           2,219
     2.501%, 01/04/05                              2,602           2,602
   Thornburg
     2.503%, 01/18/05                                345             344
     2.501%, 01/07/05                              2,856           2,855
     2.402%, 01/14/05                              2,222           2,220
     2.385%, 02/01/05                              2,761           2,755
                                                          ----------------
Total Commercial Paper
   (Cost $31,474) ($ Thousands)                                   31,474
                                                          ----------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     1.899%, 02/24/05                              1,760           1,755
                                                          ----------------
Total U.S. Treasury Obligation
   (Cost $1,755) ($ Thousands)                                     1,755
                                                          ----------------

EXCHANGE TRADED FUND  -- 0.7%
   iShares Russell 2000 Index Fund (B)*           58,940           7,633
Total Exchange Traded Fund
   (Cost $6,506) ($ Thousands)                                     7,633
                                                          ----------------

--------------------------------------------------------------------------
                                           Face Amount    Market Value
Description                                ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 3.3%

Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $13,649,299 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,124,353-
   $3,765,548, 3.000%-6.790%,
   05/24/05-05/23/12; with total market
   value $13,919,698)                      $      13,647  $       13,647

Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $19,731,045 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,415,167-
   $8,618,075, 0.000%-7.500%,
   01/15/07-11/15/22; with total market
   value $20,121,937)                             19,727          19,727

Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $2,253,721 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $641,016-
   $1,626,342, 2.500%-6.625%,
   06/15/08-09/15/09; with total market
   value $2,298,380)                               2,253           2,253
                                                          ----------------
Total Repurchase Agreements
   (Cost $35,627) ($ Thousands)                                   35,627
                                                          ----------------

Total Investments -- 115.8%
   (Cost $1,029,156) ($ Thousands)                        $    1,244,202
                                                          ----------------

Percentages are based on Net Assets of $1,074,993,156
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Fund's may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004 . The total value of securities on loan at December 31, 2004 was $162,008,415.
(C) This security was purchased with cash collateral held from securities lending . The total value of such securities as of December 31, 2004 was $167,689,181.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of December 31, 2004. At December 31, 2004, the tax basis cost of the Fund's investments was $1,029,156,703 and the unrealized appreciation and depreciation were $233,952,776 and $(18,906,882), respectively. ADR -- American Depository Receipt
Cl -- Class
MTN -- Medium Term Note


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund
December 31, 2004

Ser -- Series
Amount designated as "--" are zero or have been rounded to zero.

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------
                                  Contract                   Unrealized
Contract         Number of        Value         Expiration   Appreciation
Description      Contracts        ($Thousands)  Date         ($Thousands)
--------------------------------------------------------------------------------
Russell 2000
Index                 331           $21,646      03/18/05        $ 658
S&P 500
Composite
Index                  19             5,765      03/18/05           89
                                                                 -----
                                                                 $ 747

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------

COMMON STOCK  -- 97.0%

CONSUMER DISCRETIONARY -- 14.5%
   1-800 Contacts*                                78,500    $      1,727
   America's Car Mart*                           142,600           5,419
   Aztar*                                        111,685           3,900
   BJ's Restaurants*                              35,900             503
   Blue Nile (B)*                                 78,600           2,171
   Bluegreen*                                     90,005           1,785
   Buffalo Wild Wings*                            33,900           1,180
   Build-A-Bear Workshop*                        100,700           3,540
   Cache*                                         59,000           1,063
   Carter's*                                     121,800           4,140
   Charming Shoppes*                             228,700           2,143
   Cheesecake Factory (B)*                        94,500           3,068
   Christopher & Banks                           109,650           2,023
   Coach (B)*                                    109,100           6,153
   Cost Plus*                                     80,000           2,570
   Ctrip.com International, ADR (B)*              69,860           3,215
   Dick's Sporting Goods*                         60,955           2,143
   Four Seasons Hotels                            36,200           2,961
   Fred's                                         52,900             920
   GameStop, Cl A (B)*                           126,700           2,833
   Gildan Activewear, Cl A*                       67,500           2,294
   Group 1 Automotive*                            56,800           1,789
   GSI Commerce*                                 100,900           1,794
   Guitar Center (B)*                             61,400           3,235
   Hibbett Sporting Goods*                       245,375           6,529
   HOT Topic*                                    371,950           6,394
   Imax*                                         182,240           1,503
   Jarden*                                       100,430           4,363
   Kenneth Cole Productions, Cl A                 86,750           2,677
   Knoll  (B)*                                    67,700           1,185
   Lin TV, Cl A*                                 260,900           4,983
   Lions Gate Entertainment*                     695,082           7,382
   Marvel Enterprises (B)*                       149,950           3,071
   Mediacom Communications, Cl A*                323,900           2,024
   Meritage Homes*                                43,900           4,948
   MSC Industrial Direct, Cl A                   145,465           5,234
   Nexstar Broadcasting Group, Cl A*             124,300           1,146
   O'Reilly Automotive*                           42,500           1,915
   Panera Bread, Cl A (B)*                        98,700           3,980
   Parkervision (B)*                             153,000           1,362
   Phillips-Van Heusen                           188,610           5,092
   Quiksilver (B)*                               178,200           5,309
   Rare Hospitality International*               109,150           3,477
   Red Robin Gourmet Burgers*                     64,600           3,454
   Regis                                          39,800           1,837
   Ruby Tuesday                                   25,000             652
   Sonic (B)*                                    107,300           3,273
   Sonic Solutions (B)*                           70,300           1,578
   Standard Motor Products                        70,500           1,114
   Standard-Pacific                               36,300           2,328
   Texas Roadhouse*                               10,800             319
   Theglobe.com*                                 794,200             334
   Timberland, Cl A (B)*                          29,900           1,874
   Tractor Supply*                                48,200           1,793
   Urban Outfitters*                             125,600           5,577
   Value Line                                     19,000             745
   West Marine (B)*                               76,000           1,881
   Yankee Candle*                                 76,500           2,538
                                                            ---------------
                                                                 164,440
                                                            ---------------

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
CONSUMER STAPLES -- 1.4%
   Chattem*                                       86,210    $      2,853
   Gold Kist*                                    175,000           2,383
   NBTY*                                          98,700           2,370
   Pilgrim's Pride (B)                            71,500           2,194
   United Natural Foods*                         205,595           6,394
                                                            ---------------
                                                                  16,194
                                                            ---------------
ENERGY -- 4.4%
   Berry Petroleum                                32,150           1,533
   Brigham Exploration*                           54,500             490
   Cabot Oil & Gas                                47,700           2,111
   Cal Dive International*                        59,400           2,421
   CARBO Ceramics                                 22,290           1,538
   Deer Creek Energy*                            126,500             977
   Denbury Resources*                            209,300           5,745
   Encore Acquisition*                            40,500           1,414
   First Quantum Minerals*                       127,000           1,977
   Forest Oil (B)*                                59,500           1,887
   Granded Cache Coal*                           155,000           2,096
   Hydril*                                        41,765           1,901
   KCS Energy*                                    69,200           1,023
   Key Energy Services*                          149,500           1,764
   Magnum Hunter Resources*                      112,400           1,450
   Opti Canada*                                  166,500           2,700
   Penn Virginia                                  57,800           2,345
   Plains Exploration & Production*               83,783           2,178
   Range Resources                               106,300           2,175
   Stone Energy*                                  35,000           1,578
   Swift Energy*                                  78,000           2,257
   Syntroleum (B)*                               231,600           1,860
   Tetra Technologies*                            79,900           2,261
   Vintage Petroleum                              98,900           2,244
   Western Oil Sands, Cl A*                       52,000           1,816
                                                            ---------------
                                                                  49,741
                                                            ---------------
FINANCIALS -- 11.7%
   Acadia Realty Trust+                          143,000           2,331
   Advance America Cash Advance (B)*              79,000           1,809
   Affiliated Managers Group (B)*                 72,450           4,908
   American Home Mortgage Investment+*            61,500           2,106
   Bank of the Ozarks                             17,100             582
   Brookline Bancorp                             126,300           2,061
   CapitalSource (B)*                            194,700           4,998
   Cascade Bancorp                                78,350           1,584
   Commercial Capital Bancorp                    292,733           6,786
   Corixa (B)*                                   450,000           1,638
   Delphi Financial Group, Cl A                   94,550           4,364
   Downey Financial                               90,500           5,159
   Dundee Real Estate Investment Trust+           72,099           1,541
   Dundee Wealth Management                       50,305             409
   E*Trade Financial*                            816,600          12,208
   Encore Capital Group*                         107,100           2,547
   Euronet Worldwide*                            117,400           3,055
   First Cash Financial Services*                131,550           3,514
   First Republic Bank                            41,800           2,215
   FirstFed Financial*                            35,100           1,821
   Glacier Bancorp                                32,710           1,113
   Global Signal+*                                58,100           1,600
   Greenhill*                                     56,900           1,633
   HCC Insurance Holdings                         60,600           2,007
   Hub International                              48,000             884
   Huron Consulting Group*                       137,300           3,048

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Kansas City Life Insurance                     37,900    $      1,793
   KNBT Bancorp*                                 121,500           2,053
   Medical Properties Trust+*                    144,000           1,476
   MFA Mortgage Investments+                     164,500           1,451
   Nara Bancorp                                  102,645           2,183
   NewAlliance Bancshares*                       122,700           1,877
   NorthStar Realty Finance+*                    124,400           1,424
   One Liberty Properties+                        79,600           1,649
   PFF Bancorp                                    51,440           2,383
   Placer Sierra Bancshares*                     100,200           2,850
   Platinum Underwriters Holdings                 66,360           2,064
   Primus Guaranty*                               34,800             570
   ProAssurance (B)*                              67,455           2,638
   PXRE Group                                     21,300             537
   RAIT Investment Trust+                         55,500           1,552
   Redwood Trust+                                 40,900           2,540
   Saxon Capital+*                               117,000           2,807
   Shurgard Storage Centers, Cl A+                38,000           1,672
   Silicon Valley Bancshares*                    198,700           8,906
   Sterling Financial*                            40,244           1,580
   TierOne                                        77,400           1,923
   UCBH Holdings                                  80,495           3,688
   United PanAm Financial*                        87,300           1,664
   Westcorp                                      117,500           5,397
   World Acceptance*                              22,700             625
                                                            ---------------
                                                                 133,223
                                                            ---------------
HEALTH CARE -- 19.6%
   Abgenix (B)*                                  254,800           2,635
   Advanced Medical Optics (B)*                  122,575           5,043
   Align Technology*                             364,000           3,913
   Alkermes*                                     151,200           2,130
   Alliance Imaging*                             209,400           2,356
   American Healthways (B)*                      154,035           5,089
   American Medical Systems Holdings*             90,155           3,769
   Amsurg*                                        76,000           2,245
   Andrx (B)*                                     97,100           2,120
   Animas (B)*                                   120,900           1,890
   Applera--Celera Genomics Group*               120,300           1,654
   Ariad Pharmaceuticals*                        254,800           1,893
   Arqule*                                        51,200             296
   Array Biopharma*                              170,800           1,626
   Aspect Medical Systems*                        79,400           1,942
   Axonyx (B)*                                    71,600             444
   Beverly Enterprises (B)*                      278,400           2,547
   Bio-Rad Laboratories, Cl A (B)*                38,300           2,197
   Biosite (B)*                                   46,500           2,862
   Cardiodynamics International*                 143,000             739
   Cell Genesys (B)*                             524,100           4,245
   Columbia Laboratories (B)*                     55,000             146
   Conceptus (B)*                                107,900             876
   Conor Medsystems (B)*                          26,600             368
   Cooper (B)                                     81,580           5,759
   Crucell ADR*                                  196,800           2,706
   Cubist Pharmaceuticals (B)*                   388,200           4,592
   CV Therapeutics (B)*                          402,600           9,260
   deCODE Genetics (B)*                          186,900           1,460
   Dendreon (B)*                                 420,100           4,529
   Depomed (B)*                                  258,000           1,393
   Diamondrock Hospitality*                      167,600           1,709
   Digene*                                        90,600           2,369
   Discovery Laboratories*                        15,200             121
   Dov Pharmaceutical (B)*                       127,470           2,301
   Dyax*                                         215,200           1,554
   Encysive Pharmaceuticals*                     299,600           2,975
   EPIX Pharmaceuticals*                          87,500           1,567
   Exact Sciences*                               222,600             850

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Exelixis*                                     169,521    $      1,610
   First Horizon Pharmaceutical (B)*              79,000           1,808
   Gen-Probe*                                     63,300           2,862
   Genitope (B)*                                 116,500           1,985
   Guilford Pharmaceuticals (B)*                 240,200           1,189
   Human Genome Sciences (B)*                    185,000           2,224
   Immucor*                                      139,500           3,280
   Impax Laboratories*                           183,300           2,911
   Incyte (B)*                                   301,100           3,008
   Inspire Pharmaceuticals*                      213,900           3,587
   Isis Pharmaceuticals (B)*                     527,600           3,113
   Isolagen (B)*                                 219,900           1,731
   Kosan Biosciences*                            194,700           1,349
   La Jolla Pharmaceutical (B)*                  546,400             912
   LabOne*                                        18,500             593
   LifePoint Hospitals*                           99,000           3,447
   Ligand Pharmaceuticals, Cl B (B)*              98,000           1,141
   Medarex (B)*                                  604,800           6,520
   Medcath (B)*                                   79,500           1,959
   Medicis Pharmaceutical, Cl A                  115,000           4,038
   MGI Pharma (B)*                               102,400           2,868
   Nabi Biopharmaceuticals*                      188,600           2,763
   Nektar Therapeutics*                          420,800           8,517
   NitroMed (B)*                                 139,800           3,726
   NuVasive*                                      73,700             755
   Odyssey HealthCare*                            41,600             569
   OraSure Technologies*                         229,000           1,539
   Orthologic*                                   281,600           1,760
   Pain Therapeutics*                            379,100           2,733
   PainCare Holdings (B)*                        326,800             997
   Pharmaceutical Product Development*            48,700           2,011
   Pharmion*                                      67,900           2,866
   PolyMedica                                     73,200           2,730
   Pozen*                                        182,700           1,328
   Protein Design Labs*                          179,200           3,702
   Renovis*                                       72,800           1,047
   Rigel Pharmaceuticals*                         74,800           1,827
   Rotech Healthcare*                             63,000           1,764
   Salix Pharmaceuticals*                        149,600           2,631
   SFBC International (B)*                        91,465           3,613
   SonoSite (B)*                                  61,000           2,071
   Symbion (B)*                                   81,300           1,795
   Taro Pharmaceuticals Industries*               44,400           1,511
   Telik*                                        225,300           4,312
   Third Wave Technologies*                      596,400           5,129
   Transgenomic*                                 246,400             283
   Transkaryotic Therapies*                      118,500           3,009
   United Therapeutics (B)*                       82,100           3,707
   Varian*                                        64,900           2,662
   Vasogen*                                      192,600             982
   Viropharma (B)*                               229,900             747
   Vnus Medical Technologies*                     62,489             845
                                                            ---------------
                                                                 222,236
                                                            ---------------
INDUSTRIALS -- 12.7%
   Active Power*                                 136,600             628
   Advisory Board*                                96,163           3,547
   AGCO (B)*                                     119,500           2,616
   Alliant Techsystems*                           25,550           1,670
   Arlington Tankers (B)*                         86,000           1,974
   Armor Holdings*                                42,600           2,003
   Beacon Roofing Supply*                        101,760           2,021
   Blount International*                         126,700           2,207
   Ceradyne (B)*                                  70,300           4,022
   Charles River Associates (B)*                 110,500           5,168
   Chicago Bridge & Iron (NY Shares)              53,900           2,156

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Corinthian Colleges (B)*                      215,400    $      4,059
   Corporate Executive Board                      44,237           2,961
   CoStar Group*                                  32,800           1,515
   DiamondCluster International*                 144,100           2,065
   Dynamex*                                       90,605           1,679
   EDO                                            68,100           2,162
   Education Management*                          53,400           1,763
   Engineered Support Systems                     45,900           2,718
   ESCO Technologies*                             28,895           2,215
   General Maritime (B)*                          77,200           3,084
   Gevity HR                                      86,100           1,770
   GrafTech International*                       433,900           4,105
   Infospace (B)*                                 66,435           3,159
   Innovative Solutions & Support*                90,520           3,020
   Intermagnetics General*                       103,738           2,636
   Intersections*                                128,800           2,222
   iPayment*                                     145,595           7,210
   Iron Mountain (B)*                             69,800           2,128
   Joy Global                                     91,460           3,972
   Knight Transportation*                        121,450           3,012
   Labor Ready*                                  128,100           2,167
   Laureate Education*                           118,400           5,220
   Learning Tree International*                   55,400             742
   M/I Homes (B)                                  44,800           2,469
   McGrath Rentcorp                               13,700             597
   Mercury Computer Systems*                      70,500           2,092
   Mine Safety Appliances                         48,120           2,440
   Moog, Cl A*                                    44,835           2,033
   MTC Technologies*                              15,300             514
   Navigant Consulting*                          287,200           7,640
   Old Dominion Freight Line*                     65,400           2,276
   Railpower Technology*                         276,100           1,436
   Resources Connection (B)*                      63,400           3,443
   Ritchie Brothers Auctioneers                   74,000           2,446
   Rofin-Sinar Technologies*                      55,920           2,374
   Strayer Education                              41,600           4,567
   Surebeam, Cl A (B)*                           580,855               4
   Sypris Solutions                              100,700           1,542
   Terex*                                         34,300           1,634
   United Rentals (B)*                           129,000           2,438
   Universal Display*                             50,000             450
   Universal Forest Products                      47,200           2,049
   USF                                            35,700           1,355
   Ventiv Health*                                112,555           2,287
   WCI Communities*                              152,400           4,481
                                                            ---------------
                                                                 144,163
                                                            ---------------
INFORMATION TECHNOLOGY -- 28.5%
   Adaptec (B)*                                  251,100           1,906
   Aeroflex*                                     181,100           2,195
   Agile Software*                               337,000           2,753
   Akamai Technologies (B)*                      188,500           2,456
   Altera*                                       223,300           4,622
   Altiris*                                       45,100           1,598
   Ansys (B)*                                     63,340           2,031
   aQuantive (B)*                                412,200           3,685
   Ask Jeeves (B)*                                78,000           2,086
   Asyst Technologies*                           349,000           1,776
   ATMI (B)*                                     136,350           3,072
   Audible*                                       80,500           2,097
   August Technology*                            152,500           1,606
   BakBone Software*                             624,700             575
   BEI Technologies                               45,040           1,391
   BISYS Group (B)*                              130,000           2,138
   Blackbaud*                                    113,500           1,662
   Blackboard (B)*                               133,300           1,974
   Bottomline Technologies*                       48,000             695

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Brocade Communications Systems*               268,825    $      2,054
   Brooks Automation (B)*                        368,300           6,342
   Cabot Microelectronics*                        23,300             933
   Cognex                                         66,692           1,861
   Concur Technologies*                           94,025             838
   Corillian*                                  1,130,592           5,562
   Credence Systems*                             738,040           6,753
   Cymer*                                        199,500           5,893
   Digimarc*                                     429,300           4,001
   Digitas*                                      177,700           1,697
   DoubleClick*                                  439,200           3,417
   Electroglas (B)*                               86,600             411
   Electronics Boutique Holdings (B)*             39,500           1,696
   Emulex*                                       169,900           2,861
   Exar*                                          76,200           1,081
   F5 Networks (B)*                               64,935           3,164
   Faro Technologies*                             87,130           2,717
   FEI (B)*                                      297,600           6,250
   Genesis Microchip*                            421,100           6,830
   Harmonic*                                     178,500           1,489
   Harris Interactive*                            99,000             782
   Homestore*                                    694,000           2,103
   Hutchinson Technology*                         85,300           2,949
   Hyperion Solutions*                            32,300           1,506
   Identix*                                      220,300           1,626
   Imergent*                                      66,700           1,011
   Immersion (B)*                                639,300           4,660
   InPhonic*                                      23,200             637
   Integrated Circuit Systems (B)*               105,000           2,197
   International Rectifier*                       62,800           2,799
   Intervideo*                                    30,700             406
   Interwoven*                                   122,600           1,334
   Iomega*                                       377,300           2,090
   Itron*                                        122,000           2,917
   iVillage*                                     350,000           2,163
   Jack Henry & Associates                       204,900           4,080
   JDA Software Group*                            84,000           1,144
   Jupitermedia*                                 260,050           6,184
   Kanbay International*                         153,700           4,811
   KFX (B)*                                      179,500           2,606
   Komag*                                        168,300           3,161
   Lattice Semiconductor*                      1,597,700           9,107
   Leadis Technology (B)*                        156,200           1,663
   Lionbridge Technologies*                      209,800           1,410
   LivePerson*                                   209,800             659
   Macrovision*                                   55,800           1,435
   Manhattan Associates*                         161,300           3,852
   Matrixone*                                    430,600           2,820
   MAXIMUS*                                      134,700           4,192
   Mentor Graphics*                              146,600           2,241
   Merix*                                        119,100           1,372
   Micromuse*                                    404,700           2,246
   Motive*                                       108,930           1,240
   Mykrolis*                                     235,400           3,336
   Napster (B)*                                   23,900             225
   Navarre (B)*                                  201,905           3,553
   Niku (B)*                                      67,200           1,355
   O2Micro International*                        279,300           3,195
   Onyx Software*                                152,525             488
   Open Solutions*                                51,900           1,347
   Openwave Systems (B)*                          96,300           1,489
   OSI Systems (B)*                              123,500           2,805
   Packeteer*                                    140,600           2,032
   Pinnacle Systems*                             817,300           4,985
   Pixelworks*                                   761,350           8,634
   PLX Technology*                               295,400           3,072
   Polycom*                                      523,200          12,201

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                                            Market Value
Description                                  Shares         ($ Thousands)
---------------------------------------------------------------------------
   Power Integrations*                           104,500    $      2,067
   Radisys*                                      174,000           3,402
   Remec (B)*                                     61,700             445
   Rogers*                                         9,200             396
   RSA Security*                                  74,500           1,494
   Rudolph Technologies (B)*                     218,500           3,752
   Sapient*                                       27,200             215
   ScanSoft (B)*                                 615,200           2,578
   Secure Computing*                             210,300           2,099
   Semtech (B)*                                   92,500           2,023
   Sigmatel*                                      68,900           2,448
   Silicon Image*                                231,625           3,813
   SimpleTech*                                    87,500             402
   Sina (B)*                                      46,400           1,488
   Sirf Technology Holdings*                     252,681           3,214
   Skyworks Solutions*                         1,164,915          10,985
   SoftBrands*                                    53,333             117
   Sonus Networks*                                87,100             499
   Spatialight (B)*                              228,000           2,041
   SRA International, Cl A*                       71,457           4,588
   SS&C Technologies                             147,720           3,050
   STATS ChipPAC ADR (B)*                        268,482           1,643
   Stratasys (B)*                                107,450           3,606
   SupportSoft*                                  204,600           1,363
   Synaptics*                                    240,275           7,348
   Tessera Technologies*                          91,800           3,416
   TradeStation Group*                           269,300           1,890
   Trident Microsystems*                          17,050             285
   Triquint Semiconductor*                     1,048,900           4,668
   Trizetto Group*                               101,500             964
   TTM Technologies*                              70,100             827
   Ultra Clean Holdings*                         212,300           1,287
   Verint Systems*                                58,455           2,124
   WebEx Communications*                          36,300             863
   Western Digital*                              317,500           3,442
                                                            ---------------
                                                                 323,130
                                                            ---------------
MATERIALS -- 3.1%
   Arch Coal                                     130,900           4,652
   Carpenter Technology                           66,370           3,880
   Cleveland-Cliffs*                              15,000           1,558
   Ferro                                          82,000           1,902
   Georgia Gulf                                   38,655           1,925
   Headwaters (B)*                                59,600           1,699
   Macquarie Infrastructure (B)*                  59,800           1,755
   Massey Energy                                  59,400           2,076
   Northgate Minerals*                           699,500           1,182
   Silgan Holdings                                27,840           1,697
   Steel Dynamics (B)                             81,900           3,102
   Symyx Technologies*                           166,800           5,017
   Wheeling-Pittsburgh (B)*                      126,300           4,868
                                                            ---------------
                                                                  35,313
                                                            ---------------
TELECOMMUNICATION SERVICES -- 0.7%
   Alamosa Holdings (B)*                         229,755           2,865
   Alvarion*                                     170,100           2,259
   AudioCodes*                                   185,150           3,075
                                                            ---------------
                                                                   8,199
                                                            ---------------
UTILITIES -- 0.4%
   PNM Resources (B)                              65,650           1,660

---------------------------------------------------------------------------
                                      Shares/Face Amount    Market Value
Description                           ($ Thousands)         ($ Thousands)
---------------------------------------------------------------------------
   UGI                                            58,100    $      2,377
                                                            ---------------
                                                                   4,037
                                                            ---------------
Total Common Stock
   (Cost $981,828) ($ Thousands)                               1,100,676
                                                            ---------------

EXCHANGE TRADED FUND -- 0.2%

   Nasdaq-100 Index Tracking Stock*               49,900           1,992
                                                            ---------------
Total Exchange Traded Fund
   (Cost $1,994) ($ Thousands)                                     1,992
                                                            ---------------

WARRANTS -- 0.0%
   Theglobe.com, Expires 05/05/09* (D)           525,000             176
                                                            ---------------
Total Warrants
   (Cost $254) ($ Thousands)                                         176
                                                            ---------------

CORPORATE OBLIGATIONS (C) (F) -- 7.3%

FINANCIALS -- 7.1%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                        $     1,027           1,027
   American General Finance
     2.403%, 01/06/06                              2,877           2,877
   Belford Funding MTN
     2.410%, 02/02/05                              4,110           4,110
   Bradford & Bingley
     2.193%, 01/07/05                              2,589           2,589
   CCN Bluegrass
     2.490%, 08/18/05                              3,082           3,082
   Countrywide Home Loans
     2.630%, 06/23/05                              1,644           1,644
     2.528%, 11/30/05                              4,521           4,521
     2.471%, 08/26/05                              1,233           1,233
     2.435%, 02/23/05                              1,192           1,192
     2.429%, 05/20/05                                822             822
   Five Finance
     2.423%, 09/22/05                              5,836           5,834
   Harrier Finance Funding
     2.496%, 06/15/05                              3,576           3,575
   Irish Life & Permanent
     2.427%, 01/22/06                              3,822           3,822
   Lakeside Funding
     2.370%, 01/10/05                              4,445           4,445
   Liberty Light US Capital
     2.378%, 01/14/05                              2,055           2,055
     2.360%, 02/09/05                              2,055           2,055
   Morgan Stanley
     2.331%, 02/06/06                                822             822
   Nationwide Building Society
     2.542%, 10/28/05                              2,055           2,055
     2.398%, 01/06/06                              4,110           4,110
   Pacific Life Global Funding
     2.380%, 01/13/06                              3,083           3,083
   Premium Asset Trust
     2.412%, 12/15/05                              5,754           5,754
   SLM MTN, Cl X
     2.410%, 01/20/06                              7,193           7,193
   Sigma Finance MTN
     2.279%, 01/04/05                              2,466           2,466
   U.S. Trust
     2.495%, 09/12/05                              4,110           4,110

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                      Shares/Face Amount    Market Value
Description                           ($ Thousands)         ($ Thousands)
---------------------------------------------------------------------------
   Washington Mutual Bank
     2.310%, 08/18/05                        $     4,110    $      4,110
   White Pine Finance
     2.396%, 03/11/05                              1,028           1,027
     2.286%, 11/01/05                              1,808           1,808
                                                            ---------------
                                                                  81,421
                                                            ---------------
INDUSTRIALS -- 0.2%

   Caterpillar MTN, Ser F
     2.180%, 07/11/05                              2,055           2,055
                                                            ---------------
Total Corporate Obligations
   (Cost $83,476) ($ Thousands)                                   83,476
                                                            ---------------

CASH EQUIVALENTS -- 3.1%

   Bear Stearns Master Notes (C)               4,110,001           4,110
   First Union Cash Management Program         1,840,852           1,841
   SEI Daily Income Trust, Prime
    Obligation Fund, Cl A ++                  29,717,033          29,717
                                                            ---------------
Total Cash Equivalents
   (Cost $35,668) ($ Thousands)                                   35,668
                                                            ---------------

ASSET-BACKED SECURITIES (C)(F) -- 3.8%

AUTOMOTIVE -- 0.0%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                                735             735
     2.100%, 07/15/05                                106             106
                                                            ---------------
                                                                     841
                                                            ---------------
MORTGAGE RELATED SECURITIES -- 3.8%
   Aire Valley Mortgages
     2.410%, 09/20/05                              2,630           2,630
   Blue Heron Funding
     2.447%, 02/23/05                              4,110           4,110
     2.443%, 03/18/05                              1,850           1,850
   Cheyne High Grade
     2.280%, 11/10/05                              2,363           2,363
   Commodore
     2.570%, 12/12/38                              1,891           1,891
   Davis Square Funding
     2.361%, 04/06/05                              2,055           2,055
     2.361%, 05/06/05                              2,055           2,055
   Duke Funding
     2.115%, 04/08/05                              2,055           2,055
   Harwood
     2.460%, 09/20/05                              5,220           5,220
   Orchid Structured Finance
     2.410%, 05/18/05                              4,510           4,510
   Park Place Securities
     2.467%, 11/25/05                              8,220           8,220
   RMAC
     2.390%, 06/12/05                              1,796           1,796
   Saturn Ventures
     2.422%, 02/07/05                              2,055           2,055
   Whitehawk CDO Funding
     2.520%, 06/15/05                              1,027           1,027
                                                            ---------------
                                                                  41,837
                                                            ---------------
Total Asset-Backed Securities
   (Cost $42,678) ($ Thousands)                                   42,678
                                                            ---------------

---------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                  ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
COMMERCIAL PAPER (C)(E) -- 3.6%

FINANCIALS -- 3.6%
   Altamira Funding
     2.435%, 02/03/05                        $       884    $        882
   Belford Funding
     2.421%, 01/07/05                              4,110           4,108
   CPI Funding
     2.455%, 02/01/05                              4,721           4,711
   CRE-8 Funding
     2.470%, 01/03/05                              1,028           1,027
   Concord, Ser B
     2.390%, 01/13/05                                596             596
   Georgetown Funding
     2.508%, 02/17/05                              4,110           4,097
     2.421%, 02/04/05                              2,164           2,159
   Golden Fish
     2.456%, 02/07/05                                997             994
     2.422%, 01/11/05                                915             914
     2.413%, 01/20/05                                459             458
     2.303%, 01/18/05                              2,476           2,473
   Harwood Street Funding
     2.414%, 01/25/05                              1,514           1,511
   Main Street Warehouse
     2.503%, 01/18/05                              2,877           2,874
     2.501%, 01/04/05                              3,370           3,370
   Thornburg
     2.503%, 01/18/05                                446             446
     2.501%, 01/07/05                              3,699           3,697
     2.402%, 01/14/05                              2,877           2,875
     2.385%, 02/01/05                              3,576           3,568
                                                            ---------------
Total Commercial Paper
   (Cost $40,760) ($ Thousands)                                   40,760
                                                            ---------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bills
     2.052%, 02/24/05                              1,725           1,720
                                                            ---------------
Total U.S. Treasury Obligation
   (Cost $1,720) ($ Thousands)                                     1,720
                                                            ---------------

REPURCHASE AGREEMENTS (C) -- 4.2%
Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $17,676,316 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,751,111-
   $4,876,516, 3.000%-
   6.790%,05/24/05-05/23/12; with total
   market value $18,026,493)                      17,673          17,673
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $25,552,388 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,832,690-
   $11,160,707, 0.000%-
   7.500%,01/15/07-11/15/22; with total
   market value $26,058,607)                      25,548          25,548




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
December 31, 2004

---------------------------------------------------------------------------
                                             Face Amount    Market Value
Description                                  ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $2,918,648 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $830,138-
   $2,106,170, 2.500%-
   6.625%,06/15/08-09/15/09; with total
   market value $2,976,482)                  $     2,918    $      2,918
                                                            ---------------
Total Repurchase Agreements
   (Cost $46,139) ($ Thousands)                                   46,139
                                                            ---------------
Total Investments -- 119.3%
   (Cost $1,234,517) ($ Thousands)                          $  1,353,285
                                                            ---------------

Percentages are based on Net Assets of $1,134,578,687
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $208,229,972.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $217,163,314.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2004 was $176,043.
(E) The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
At December 31, 2004, the tax basis cost of the Fund's investments was $1,234,517,331 and the unrealized appreciation and depreciation were $210,183,548 and $(91,415,548), respectively.
ADR -- American Depository Receipt
Cl -- Class
MTN -- Medium Term Note
NY -- New York
Ser -- Series

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------

                          Contract                          Unrealized
Contract      Number of   Value              Expiration     Appreciation
Description   Contracts   ($Thousands)       Date           ($Thousands)
--------------------------------------------------------------------------------

Russell 2000
Index         218            $14,256          03/18/05          $ 539
                                                                -----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.



--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
COMMON STOCK  -- 97.9%

CONSUMER DISCRETIONARY -- 17.9%
   Abercrombie & Fitch, Cl A (B)                   2,900  $          136
   American Eagle Outfitters*                        600              28
   Autoliv                                         9,100             440
   Barnes & Noble*                                 7,400             239
   Black & Decker                                  3,900             345
   Borders Group                                   6,300             160
   BorgWarner                                      1,200              65
   Brunswick                                      10,000             495
   Circuit City Stores                            17,100             267
   Claire's Stores                                24,000             510
   COX Radio, Cl A*                                1,000              16
   Darden Restaurants                             23,400             649
   Eastman Kodak (B)                              32,800           1,058
   Entercom Communications*                          300              11
   Federated Department Stores                    15,400             890
   Hasbro                                          2,900              56
   Hearst-Argyle Television                        7,500             198
   Hilton Hotels                                  11,200             255
   Johnson Controls (B)                            5,400             343
   Marriott International, Cl A (B)                2,300             145
   Meredith                                        2,100             114
   Nordstrom                                         600              28
   NVR (B)*                                        1,200             923
   Pacific Sunwear of California                  13,000             289
   Polaris Industries                                500              34
   Radio One, Cl D*                                2,200              35
   Rent-A-Center*                                  9,750             258
   Sherwin-Williams                                  600              27
   Stanley Works                                  18,200             892
   Station Casinos                                   200              11
   Whirlpool (B)                                  10,900             754
                                                          ----------------
                                                                   9,671
                                                          ----------------
CONSUMER STAPLES -- 5.5%
   Adolph Coors, Cl B (B)                            300              23
   BJ's Wholesale Club (B)*                       18,000             524
   Energizer Holdings (B)*                         6,000             298
   Loews--Carolina Group                          20,200             585
   Pepsi Bottling Group                            1,100              30
   Pilgrim's Pride (B)                            15,100             463
   Supervalu (B)                                  22,300             770
   Tyson Foods, Cl A                              15,000             276
                                                          ----------------
                                                                   2,969
                                                          ----------------
ENERGY -- 3.9%
   Baker Hughes                                    4,900             209
   Chesapeake Energy (B)                           4,500              74
   El Paso*                                       13,100             136
   Kerr-McGee                                      9,300             538
   Noble Energy                                      800              49
   Patterson-UTI Energy                           20,400             397
   Sunoco (B)                                      7,200             588
   Valero Energy                                   2,100              96
                                                          ----------------
                                                                   2,087
                                                          ----------------
FINANCIALS  -- 17.5%
   Ameritrade Holding*                            19,700             280
   Apartment Investment & Management, Cl A+ (B)    9,600             370
   Archstone-Smith Trust+                            300              11
   Bank of Hawaii                                 16,100             817

--------------------------------------------------------------------------
                                                          Market Value
Description                               Shares          ($ Thousands)
--------------------------------------------------------------------------
   BlackRock, Cl A                                 9,100  $          703
   City National                                  12,100             855
   Commerce Bancorp (B)                           16,100           1,037
   E*Trade Financial*                              1,700              25
   Genworth Financial, Cl A*                      18,000             486
   HCC Insurance Holdings                         13,400             444
   Hibernia, Cl A                                  3,100              91
   HRPT Properties Trust+ (B)                     80,700           1,035
   Mercury General                                 6,800             407
   Mills+                                          1,200              77
   Nationwide Financial Services, Cl A             6,500             249
   Providian Financial*                           40,000             659
   Simon Property Group                            1,000              65
   SL Green Realty+                               12,500             757
   UnionBanCal                                    11,100             716
   Vornado Realty Trust+                           3,600             274
   WR Berkley                                      1,500              71
                                                          ----------------
                                                                   9,429
                                                          ----------------
HEALTH CARE -- 12.1%
   Affymetrix (B)*                                 4,700             172
   AmerisourceBergen (B)                          13,900             816
   Applera - Applied Biosystems Group              9,600             201
   Barr Pharmaceuticals*                           5,200             237
   Bausch & Lomb (B)                              15,100             973
   Cephalon*                                       3,400             173
   Charles River Laboratories International*       3,300             152
   Chiron*                                         1,400              47
   Cigna                                          14,200           1,158
   Coventry Health Care (B)*                       2,300             122
   Dade Behring Holdings*                         12,000             672
   Gen-Probe*                                      3,900             176
   Genzyme*                                        2,000             116
   Hospira*                                        1,800              60
   Humana*                                        19,500             579
   Invitrogen (B)*                                 2,000             134
   Manor Care                                      7,700             273
   Medicis Pharmaceutical, Cl A                    7,000             246
   Mettler Toledo International*                   4,800             246
                                                          ----------------
                                                                   6,553
                                                          ----------------
INDUSTRIALS -- 8.6%
   Allied Waste Industries (B)*                   20,300             188
   Brink's                                         9,800             387
   Burlington Northern Santa Fe                   13,200             625
   Cummins                                        11,700             980
   Eaton                                          15,100           1,093
   JB Hunt Transport Services                      5,600             251
   Norfolk Southern                                  100               4
   Pitney Bowes                                   10,100             467
   Ryder System                                   13,000             621
                                                          ----------------
                                                                   4,616
                                                          ----------------
INFORMATION TECHNOLOGY -- 18.0%
   Acxiom (B)                                     33,700             886
   Adobe Systems                                   5,900             370
   Advanced Micro Devices (B)*                     3,400              75
   Amphenol, Cl A*                                19,200             705
   BMC Software*                                   9,800             182
   Checkfree (B)*                                 10,600             404
   Computer Sciences*                             19,800           1,116
   Convergys*                                      7,700             115
   Cree (B)*                                      10,400             417
   Harris                                          2,100             130

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
December 31, 2004

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   Ingram Micro, Cl A*                            12,000  $          250
   Intuit*                                         4,600             202
   Jack Henry & Associates                        12,900             257
   Lam Research (B)*                              18,600             538
   MEMC Electronic Materials (B)*                 51,500             682
   Micron Technology (B)*                          5,900              73
   National Semiconductor*                        13,400             240
   NetFlix (B)*                                    1,100              14
   Polycom*                                       12,100             282
   Reynolds & Reynolds, Cl A                         900              24
   Sabre Holdings, Cl A                           26,200             581
   Sanmina-SCI*                                    8,000              68
   Storage Technology*                             5,400             171
   Sybase*                                         1,700              34
   Synopsys*                                       3,100              61
   Tech Data*                                      3,800             172
   Unisys*                                         8,300              84
   VeriSign*                                       6,900             231
   Western Digital*                               13,800             150
   Xerox (B)*                                     71,900           1,223
                                                          ----------------
                                                                   9,737
                                                          ----------------
MATERIALS -- 6.1%
   Ball                                            7,500             330
   Eastman Chemical                               18,600           1,074
   Georgia-Pacific                                12,600             472
   Phelps Dodge (B)                               11,200           1,108
   United States Steel (B)                         5,600             287
                                                          ----------------
                                                                   3,271
                                                          ----------------
TELECOMMUNICATION SERVICES -- 0.4%
   CenturyTel                                      4,500             159
   West*                                           1,500              50
                                                          ----------------
                                                                     209
                                                          ----------------
UTILITIES -- 7.9%
   AES*                                           29,300             400
   Edison International (B)                       33,800           1,083
   KeySpan (B)                                     3,600             142
   National Fuel Gas                              13,400             380
   Pepco Holdings (B)                              9,000             192
   Sempra Energy (B)                              21,424             786
   TXU (B)                                        20,000           1,291
                                                          ----------------
                                                                   4,274
                                                          ----------------
Total Common Stock
   (Cost $43,140) ($ Thousands)                                   52,816
                                                          ----------------

CORPORATE OBLIGATIONS (C) (E)  -- 12.7%

FINANCIALS  -- 12.4%
   Allstate Life Global Funding MTN
     2.392%, 01/18/05                     $           84              84
   American General Finance
     2.403%, 01/06/06                                235             235
   Belford Funding MTN
     2.410%, 02/02/05                                336             336
   Bradford & Bingley
     2.193%, 01/07/05                                211             211
   CCN Bluegrass
     2.490%, 08/18/05                                252             252
   Countrywide Home Loans
     2.630%, 06/23/05                                134             134

--------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------
     2.528%, 11/30/05                     $          369  $          369
     2.471%, 08/26/05                                101             101
     2.435%, 02/23/05                                 97              97
     2.429%, 05/20/05                                 67              67
   Five Finance
     2.423%, 09/22/05                                477             476
   Harrier Finance Funding
     2.496%, 06/15/05                                292             292
   Irish Life & Permanent
     2.427%, 01/22/06                                312             312
   Lakeside Funding
     2.370%, 01/10/05                                363             363
   Liberty Light US Capital
     2.378%, 01/14/05                                168             168
     2.360%, 02/09/05                                168             168
   Morgan Stanley
     2.331%, 02/06/06                                 67              67
   Nationwide Building Society
     2.542%, 10/28/05                                168             168
     2.398%, 01/06/06                                336             336
   Pacific Life Global Funding
     2.380%, 01/13/06                                252             252
   Premium Asset Trust
     2.412%, 12/15/05                                470             470
   SLM MTN, Cl X
     2.410%, 01/20/06                                587             587
   Sigma Finance MTN
     2.279%, 01/04/05                                201             201
   U.S. Trust
     2.495%, 09/12/05                                336             336
   Washington Mutual Bank
     2.310%, 08/18/05                                336             336
   White Pine Finance
     2.396%, 03/11/05                                 84              84
     2.286%, 11/01/05                                148             148
                                                          ----------------
                                                                   6,650
                                                          ----------------
INDUSTRIALS -- 0.3%
   Caterpillar MTN, Ser F
     2.180%, 07/11/05                                168             168
                                                          ----------------
Total Corporate Obligations
   (Cost $6,818) ($ Thousands)                                     6,818
                                                          ----------------

ASSET-BACKED SECURITIES (C) (E) -- 6.5%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
     2.422%, 11/15/05                                 60              60
     2.100%, 07/15/05                                  9               9
                                                          ----------------
                                                                      69
                                                          ----------------
MORTGAGE RELATED SECURITIES  -- 6.4%
   Aire Valley Mortgages
     2.410%, 09/20/05                                215             215
   Blue Heron Funding
     2.447%, 02/23/05                                336             336
     2.443%, 03/18/05                                151             151
   Cheyne High Grade
     2.280%, 11/10/05                                193             193
   Commodore
     2.570%, 12/12/38                                154             154
   Davis Square Funding
     2.361%, 04/06/05                                168             168


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
December 31, 2004

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
     2.361%, 05/06/05                     $          168  $          168
   Duke Funding
     2.115%, 04/08/05                                168             168
   Harwood
     2.460%, 09/20/05                                426             426
   Orchid Structured Finance
     2.410%, 05/18/05                                368             368
   Park Place Securities
     2.467%, 11/25/05                                671             671
   RMAC
     2.390%, 06/12/05                                147             147
   Saturn Ventures
     2.422%, 02/07/05                                168             168
   Whitehawk CDO Funding
     2.520%, 06/15/05                                 84              84
                                                          ----------------
                                                                   3,417
                                                          ----------------
Total Asset-Backed Securities
   (Cost $3,486) ($ Thousands)                                     3,486
                                                          ----------------

CASH EQUIVALENTS  -- 2.4%
   Bear Stearns Master Notes ( C )               335,699             336
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A  ++                   987,563             988
                                                          ----------------
Total Cash Equivalents
   (Cost $1,324) ($ Thousands)                                     1,324
                                                          ----------------

COMMERCIAL PAPER (C) (D)  -- 6.2%

FINANCIALS  -- 6.2%
   Altamira Funding
     2.435%, 02/03/05                                 72              72
   Belford Funding
     2.421%, 01/07/05                                336             336
   CPI Funding
     2.455%, 02/01/05                                386             385
   CRE-8 Funding
     2.470%, 01/03/05                                 84              84
   Concord, Ser B
     2.390%, 01/13/05                                 49              49
   Georgetown Funding
     2.508%, 02/17/05                                336             335
     2.421%, 02/04/05                                177             176
   Golden Fish
     2.456%, 02/07/05                                 81              81
     2.422%, 01/11/05                                 75              75
     2.413%, 01/20/05                                 37              37
     2.303%, 01/18/05                                202             202
   Harwood Street Funding
     2.414%, 01/25/05                                124             123
   Main Street Warehouse
     2.503%, 01/18/05                                235             235
     2.501%, 01/04/05                                275             275
   Thornburg
     2.503%, 01/18/05                                 36              36
     2.501%, 01/07/05                                302             302
     2.402%, 01/14/05                                235             235
     2.385%, 02/01/05                                292             291
                                                          ----------------
Total Commercial Paper
   (Cost $3,329) ($ Thousands)                                     3,329
                                                          ----------------

------------------------------------------------------------------------
                                          Face Amount     Market Value
Description                               ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bills
     2.099%, 03/17/05                     $          120  $          119
                                                          ----------------
Total U.S. Treasury Obligation
   (Cost $119) ($ Thousands)                                         119
                                                          ----------------

REPURCHASE AGREEMENTS (C) -- 7.0%
Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $1,443,775 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $224,707-
   $398,307, 3.000%-6.790%, 05/24/05-
   05/23/12; with total market value
   $1,472,377)                                     1,444           1,444
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $2,087,081 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $149,691-
   $911,590, 0.000%-7.500%, 01/15/07-
   11/15/22; with total market value
   $2,128,429)                                     2,087           2,087
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $238,391 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $67,804-$172,029,
   2.500%-6.625%, 06/15/08-09/15/09; with
   total market value $243,115)                      238             238
                                                          ----------------
Total Repurchase Agreements
   (Cost $3,769) ($ Thousands)                                     3,769
                                                          ----------------

Total Investments -- 132.9%
   (Cost $61,985) ($ Thousands)                           $       71,661
                                                          ----------------

Percentages are based on Net Assets of $53,939,519
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at December 31, 2004 . The total value of securities on loan at December 31, 2004 was $17,226,498.
(C) This security was purchased with cash collateral held from securities lending . The total value of such securities as of December 31, 2004 was $17,737,579.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of December 31, 2004.
At December 31, 2004, the tax basis cost of the Fund's investments was $61,984,934 and the unrealized appreciation and depreciation were (000) $9,852,364 and $(176,364), respectively.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund
December 31, 2004

Cl -- Class
MTN -- Medium Term Note
Ser -- Series

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------
                              Contract                    Unrealized
Contract         Number of    Value          Expiration   Appreciation
Description      Contracts    ($Thousands)   Date         ($Thousands)
--------------------------------------------------------------------------------
S&P 500
Composite
Index                2            $607          03/19/05        $ 8
                                                                ---

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.




--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Managed Volatility Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
COMMON STOCK  -- 95.7%

CONSUMER DISCRETIONARY -- 9.5%
   7-Eleven*                                       3,400  $           81
   Applebees International                         5,961             158
   Autoliv                                         5,000             241
   Choice Hotels International                     3,488             202
   Darden Restaurants                              5,000             139
   Delphi                                          3,800              34
   Dillard's, Cl A                                 7,900             212
   EchoStar Communications, Cl A*                 22,705             755
   Ford Motor                                      6,200              91
   Fortune Brands                                  6,035             466
   GTECH Holdings                                  6,500             169
   Harte-Hanks                                     8,400             218
   Hearst-Argyle Television                        2,955              78
   John Wiley & Sons, Cl A                         6,500             226
   Johnson Controls                                2,445             155
   Mandalay Resort Group                           5,318             375
   McClatchy, Cl A                                 3,000             215
   McDonald's                                      5,100             164
   McGraw-Hill                                     2,100             192
   Meredith                                        7,503             407
   Metro-Goldwyn-Mayer                            16,437             195
   Petco Animal Supplies*                          5,600             221
   Polaris Industries                              3,300             224
   Starwood Hotels & Resorts Worldwide             4,600             269
   Washington Post, Cl B                             200             197
   Yum! Brands                                     5,400             255
                                                          ----------------
                                                                   5,939
                                                          ----------------
CONSUMER STAPLES -- 11.4%
   Anheuser-Busch                                  8,462             429
   Aramark, Cl B                                   6,600             175
   Archer-Daniels-Midland                          6,574             147
   BJ's Wholesale Club*                            6,700             195
   Campbell Soup                                  13,038             390
   Church & Dwight                                 6,000             202
   Clorox                                          1,100              65
   ConAgra Foods                                  26,289             774
   Cott                                            5,500             136
   General Mills                                   5,500             273
   Hershey Foods                                   4,600             255
   HJ Heinz                                        4,900             191
   Hormel Foods                                   19,590             614
   Kellogg                                        18,131             810
   Kimberly-Clark                                  7,985             526
   PepsiCo                                         5,569             291
   Procter & Gamble                                4,900             270
   Sara Lee                                       30,214             729
   Supervalu                                      17,447             602
   Wm. Wrigley Jr.                                 1,000              69
                                                          ----------------
                                                                   7,143
                                                          ----------------
ENERGY -- 4.7%
   Burlington Resources                            2,300             100
   ChevronTexaco                                   8,993             472
   ConocoPhillips                                  7,404             643
   Exxon Mobil                                     5,300             272
   Fording Canadian Coal Trust                     2,300             177
   Imperial Oil                                    4,000             238
   Murphy Oil                                      1,717             138
   Nexen                                           6,300             256
   Petro Canada                                    3,100             158
   Suncor Energy                                   6,700             237

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   Transcanada                                    10,600  $          264
                                                          ----------------
                                                                   2,955
                                                          ----------------
FINANCIALS -- 14.0%
   Associated Banc                                 4,700             156
   Bancorpsouth                                    6,100             149
   Brown & Brown                                   2,100              91
   Cincinnati Financial                            4,900             217
   Commerce Bancshares                             3,360             169
   Crescent Real Estate Equity+                   37,985             694
   Doral Financial                                 9,832             484
   Federated Investors, Cl B                       7,400             225
   Health Care Property Investors+                16,347             453
   Hospitality Properties Trust+                  12,390             570
   International Bancshares                       10,119             398
   IPC Holdings                                    5,200             226
   Leucadia National*                             10,959             761
   Mack-Cali Realty+                               3,989             184
   Moody's                                         3,000             261
   Park National                                   1,600             217
   Popular                                        34,594             997
   Regency Centers+                                3,630             201
   RenaissanceRe Holdings                          4,200             219
   Simon Property Group                            7,846             507
   Stancorp Financial Group                        2,600             214
   Trizec Properties+                              8,516             161
   Valley National Bancorp                        18,862             522
   Ventas+                                         4,239             116
   W Holding                                       8,160             187
   Weingarten Realty Investors+                    2,807             113
   Willis Group Holdings                           6,200             255
                                                          ----------------
                                                                   8,747
                                                          ----------------
HEALTH CARE -- 11.7%
   Abbott Laboratories                             3,300             154
   Alcon                                           3,400             274
   Allergan                                        3,200             259
   AmerisourceBergen                              11,708             687
   Amgen*                                          1,000              64
   Becton Dickinson                               15,833             899
   Celgene*                                        3,300              88
   CR Bard                                         2,076             133
   Eon Labs*                                      11,600             313
   Henry Schein*                                   9,223             642
   Hillenbrand Industries                         10,041             558
   Idexx Laboratories*                             4,822             263
   Invitrogen*                                     1,400              94
   Johnson & Johnson                              12,003             761
   McKesson                                        6,600             208
   Medicis Pharmaceutical, Cl A                    5,700             200
   OSI Pharmaceuticals*                            1,400             105
   Patterson*                                      5,700             247
   Respironics*                                    8,868             482
   Triad Hospitals*                                4,500             168
   Waters*                                         2,900             136
   Wyeth                                          13,680             583
                                                          ----------------
                                                                   7,318
                                                          ----------------
INDUSTRIALS -- 10.4%
   3M                                              3,000             246
   Alliant Techsystems*                            3,500             229
   Brink's                                         2,800             111
   CH Robinson Worldwide                           4,200             233
   CNF                                             6,782             340
   Deluxe                                         10,687             399

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Managed Volatility Fund
December 31, 2004

--------------------------------------------------------------------------
                                                          Market Value
Description                                Shares         ($ Thousands)
--------------------------------------------------------------------------
   General Dynamics                                4,479  $          469
   H&R Block                                       4,700             230
   Harsco                                          4,000             223
   Hewitt Associates, Cl A*                        7,500             240
   IKON Office Solutions                          23,144             268
   ITT Educational Services*                       4,500             214
   JetBlue Airways*                               10,300             239
   L-3 Communications Holdings                     3,300             242
   Landstar System*                                2,700             199
   Lockheed Martin                                 9,848             547
   Northrop Grumman                                4,645             252
   Pitney Bowes                                   14,120             653
   Raytheon                                        5,900             229
   Robert Half International                       3,600             106
   RR Donnelley & Sons                             2,169              77
   Stericycle*                                     1,700              78
   United Defense Industries*                      4,300             203
   UTI Worldwide                                   3,100             211
   Weight Watchers International*                  6,000             246
                                                          ----------------
                                                                   6,484
                                                          ----------------
INFORMATION TECHNOLOGY -- 6.2%
   Activision*                                     5,100             103
   Affiliated Computer Services, Cl A*             4,100             247
   Avid Technology*                                3,600             222
   Cognizant Technology Solutions, Cl A*           3,700             157
   Diebold                                         4,761             265
   Fair Isaac                                      5,000             183
   Fairchild Semiconductor International*         12,600             205
   Flir Systems*                                   3,800             242
   Harris                                          3,200             198
   Ingram Micro, Cl A*                            12,100             252
   International Business Machines                 4,996             493
   Linear Technology                               2,000              78
   Perot Systems, Cl A*                            8,900             143
   Plantronics                                     2,700             112
   Qualcomm                                        7,200             305
   Sina*                                           4,800             154
   Tech Data*                                      3,403             154
   Utstarcom*                                      6,600             146
   Zebra Technologies, Cl A*                       3,800             214
                                                          ----------------
                                                                   3,873
                                                          ----------------
MATERIALS -- 4.5%
   Agrium                                         12,300             207
   Ball                                            4,100             180
   Martin Marietta Materials                       4,500             242
   Nova Chemicals                                  4,900             232
   Packaging of America                            9,000             212
   Pactiv*                                         9,100             230
   Potash of Saskatchewan                          2,400             199
   PPG Industries                                 10,274             700
   Southern Peru Copper                            3,300             156
   Steel Dynamics                                  5,000             190
   Vulcan Materials                                4,300             235
                                                          ----------------
                                                                   2,783
                                                          ----------------
TELECOMMUNICATION SERVICES -- 2.4%
   Alltel                                          1,464              86
   Bce                                             9,900             239
   CenturyTel                                      6,600             234
   Citizens Communications                         5,300              73

--------------------------------------------------------------------------
                                      Shares/Face Amount  Market Value
Description                           ($ Thousands)       ($ Thousands)
--------------------------------------------------------------------------
   Verizon Communications                         21,819  $          884
                                                          ----------------
                                                                   1,516
                                                          ----------------
UTILITIES -- 20.9%
   AGL Resources                                   6,300             209
   Alliant Energy                                  7,800             223
   Cinergy                                        17,294             720
   Consolidated Edison                             4,900             214
   Constellation Energy Group                      5,200             227
   Dominion Resources                              3,500             237
   DPL                                             8,400             211
   DTE Energy                                     18,172             784
   Duke Energy                                     9,900             251
   Edison International                           15,993             512
   Energen                                         3,600             212
   Energy East                                     8,600             229
   Hawaiian Electric Industries                    6,500             189
   KeySpan                                        13,702             541
   MDU Resources Group                             7,900             211
   National Fuel Gas                              11,927             338
   Northeast Utilities                             3,000              57
   NSTAR                                          17,889             971
   OGE Energy                                     36,686             973
   Pepco Holdings                                  7,100             151
   Puget Energy                                   38,765             958
   Questar                                         4,988             254
   SCANA                                           6,400             252
   Sempra Energy                                   6,000             220
   Southern                                       25,169             844
   TECO Energy                                    15,000             230
   TXU                                             3,600             232
   UGI                                            18,818             770
   Vectren                                        18,698             501
   Westar Energy                                  16,637             381
   Wisconsin Energy                                6,900             233
   WPS Resources                                  13,774             688
                                                          ----------------
                                                                  13,023
                                                          ----------------
Total Common Stock
   (Cost $56,405) ($ Thousands)                                   59,781
                                                          ----------------

CASH EQUIVALENT -- 5.7%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A ++                  3,548,163           3,548
                                                          ----------------
Total Cash Equivalent
   (Cost $3,548) ($ Thousands)                                     3,548
                                                          ----------------

U.S. TREASURY OBLIGATION (A) -- 0.5%
   U.S. Treasury Bills
     1.990%, 02/24/05                      $         300             299
                                                          ----------------
Total U.S. Treasury Obligation
   (Cost $299) ($ Thousands)                                         299
                                                          ----------------

Total Investments -- 101.9%
   (Cost $60,252) ($ Thousands)                           $       63,628
                                                          ----------------

Percentages are based on Net Assets of $62,464,759
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Managed Volatility Fund
December 31, 2004

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
At December 31, 2004, the tax basis cost of the Fund's investments was $60,252,026 and the unrealized appreciation and depreciation were $3,577,300 and $(202,104), respectively.
Cl -- Class

The Fund had long futures contracts open as of December 31, 2004:

--------------------------------------------------------------------
                          Contract                    Unrealized
Contract      Number of   Value          Expiration   Appreciation
Description   Contracts   ($Thousands)   Date         ($Thousands)
--------------------------------------------------------------------
S&P 500
Composite
Index            15          $910         03/19/05        $ 19
                                                        -------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund
December 31, 2004

---------------------------------------------------------------------------
                                                          Market Value
Description                              Shares           ($ Thousands)
---------------------------------------------------------------------------

COMMON STOCK  -- 96.8%

CONSUMER DISCRETIONARY -- 8.6%
   Fairmont Hotels & Resorts                 38,600       $        1,337
   La Quinta*                                15,600                  142
   Starwood Hotels & Resorts
   Worldwide                                 53,500                3,124
                                                          -----------------
                                                                   4,603
                                                          -----------------
FINANCIALS -- 88.0%
   Acadia Realty Trust+                      12,700                  207
   AMB Property+                             63,300                2,557
   Apartment Investment &
   Management, Cl A                          26,900                1,037
   Arbor Realty Trust+*                       5,300                  130
   Archstone-Smith Trust+                    24,150                  925
   AvalonBay Communities+                    25,200                1,898
   Boston Properties+                        24,200                1,565
   Brandywine Realty Trust+                  19,700                  579
   Brookfield Properties                     10,000                  374
   Camden Property Trust+                    31,650                1,614
   Catellus Development+                      9,500                  291
   CB Richard Ellis Group, Cl A*             20,700                  694
   Corporate Office Properties Trust+        22,500                  660
   Equity Residential                        50,100                1,813
   Essex Property Trust+                      8,300                  696
   Federal Realty Investment Trust+          25,300                1,307
   First Potomac Realty Trust+                4,300                   98
   General Growth Properties+                54,010                1,953
   Health Care Property Investors+           14,600                  404
   Host Marriott+*                          138,100                2,389
   iStar Financial+                          32,700                1,480
   Kimco Realty+                             34,400                1,995
   Liberty Property Trust+                   15,500                  670
   Macerich+                                 20,100                1,262
   Mack-Cali Realty+                         25,400                1,169
   Medical Properties Trust+*                11,400                  117
   New Plan Excel Realty Trust+              23,300                  631
   Post Properties+                          11,250                  393
   Prologis                                  42,000                1,820
   PS Business Parks+                        13,000                  586
   Public Storage+                           43,950                2,450
   Reckson Associates Realty+                31,450                1,032
   Regency Centers+                          38,200                2,116
   Saul Centers+                              7,000                  268
   Shurgard Storage Centers, Cl A+           16,300                  717
   Simon Property Group                      55,250                3,573
   SL Green Realty+                          18,300                1,108
   Strategic Hotel Capital+*                 12,000                  198
   Taubman Centers+                          10,750                  322
   Thomas Properties Group*                  19,600                  250
   Trizec Properties+                        53,600                1,014
   U-Store-It Trust+*                        15,500                  269
   Ventas+                                   39,000                1,069
   Vornado Realty Trust+                     12,400                  944
   Weingarten Realty Investors+              13,500                  541
                                                          -----------------
                                                                  47,185
                                                          -----------------
HEALTH CARE -- 0.2%
   Diamondrock Hospitality*                   9,800                  100
                                                          -----------------
Total Common Stock
   (Cost $43,463) ($ Thousands)                                   51,888
                                                          -----------------

---------------------------------------------------------------------------
                                                          Market Value
Description                              Shares           ($ Thousands)
---------------------------------------------------------------------------

EXCHANGE TRADED FUND  -- 0.6%
   iShares Cohen & Steers Realty
   Majors Index Fund*                         2,200       $          300
                                                          -----------------
Total Exchange Traded Fund
   (Cost $300) ($ Thousands)                                         300
                                                          -----------------
CASH EQUIVALENT  -- 2.8%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A ++             1,478,381                1,478
                                                          -----------------
Total Cash Equivalent
   (Cost $1,478) ($ Thousands)                                     1,478
                                                          -----------------
Total Investments -- 100.2%
   (Cost $45,241) ($ Thousands)                           $       53,666
                                                          -----------------

Percentages are based on Net Assets of $53,588,874
*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
At December 31, 2004, the tax basis cost of the Fund's investments was $45,240,953 and the unrealized appreciation and depreciation were $8,441,874 and $(17,135), respectively.
Cl -- Class

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 33.3%

CONSUMER DISCRETIONARY -- 2.0%
   Comcast
     7.050%, 03/15/33 (K)                 $         755    $         864
     6.500%, 01/15/15                             1,475            1,640
     5.500%, 03/15/11 (K)                         2,035            2,151
   Comcast Cable Communications
     8.375%, 03/15/13                             2,335            2,879
     6.750%, 01/30/11                             7,430            8,344
     6.375%, 01/30/06                               720              744
   Continental Cablevision
     9.000%, 09/01/08                             1,150            1,344
     8.300%, 05/15/06                               985            1,046
   Cox Communications
     7.875%, 08/15/09                               750              851
     7.125%, 10/01/12                             1,320            1,480
     5.500%, 10/01/15                               155              154
     4.625%, 01/15/10 (B)                         4,670            4,659
     4.625%, 06/01/13                               430              411
   DaimlerChrysler
     7.450%, 03/01/27                               515              572
     7.300%, 01/15/12                             1,400            1,589
     6.500%, 11/15/13                             3,465            3,758
     4.050%, 06/04/08                               265              264
     2.940%, 09/10/07 (A)                         1,000            1,003
   Ford Motor
     9.215%, 09/15/21 (K)                         1,000            1,153
     6.375%, 02/01/29                             5,537            4,983
   General Motors (K)
     8.375%, 07/15/33                             8,199            8,495
   Liberty Media
     8.250%, 02/01/30                               600              683
     5.700%, 05/15/13 (K)                           995              987
     3.990%, 09/17/06 (A)                         7,035            7,121
   Limited
     5.250%, 11/01/14                             1,290            1,278
   News America
     7.300%, 04/30/28                               550              630
     7.280%, 06/30/28                               650              743
     7.125%, 04/08/28                               375              421
     5.300%, 12/15/14 (B)                           625              633
   News America Holdings
     7.750%, 01/20/24                               595              706
   TCI Communications
     8.350%, 02/15/05                             2,475            2,491
     7.875%, 02/15/26                             1,085            1,332
   Target
     5.875%, 03/01/12                             3,560            3,877
   Time Warner
     9.150%, 02/01/23                             1,175            1,575
     8.375%, 07/15/33                               950            1,227
     8.180%, 08/15/07                               450              500
     7.700%, 05/01/32                             6,020            7,363
     7.570%, 02/01/24                               285              335
     6.875%, 05/01/12                               480              547
   Viacom (A)
     5.625%, 08/15/12                               705              754
                                                           --------------
                                                                  81,587
                                                           --------------
CONSUMER STAPLES -- 0.8%
   Altria Group
     7.750%, 01/15/27 (K)                         3,860            4,333
     7.000%, 11/04/13                               795              862
   Diageo Capital PLC
     3.375%, 03/20/08                               530              525

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Duty Free International (F) (H) (J)
     7.000%, 07/15/04                     $       2,451    $          25
   General Mills
     6.000%, 02/15/12                               880              955
     5.125%, 02/15/07                             1,325            1,360
   Kraft Foods
     6.250%, 06/01/12                               205              225
     5.625%, 11/01/11                             1,360            1,440
   Kroger
     7.500%, 04/01/31                               765              915
   Nabisco
     7.550%, 06/15/15                             3,565            4,291
     6.375%, 02/01/05                             4,130            4,140
   Philip Morris Capital
     7.500%, 07/16/09                             1,750            1,893
   RJ Reynolds Tobacco Holdings,
     Ser B (K)
     7.750%, 05/15/06                             7,230            7,555
   Sara Lee
     6.250%, 09/15/11                             1,215            1,346
     3.875%, 06/15/13 (K)                           775              735
                                                           --------------
                                                                  30,600
                                                           --------------

ENERGY -- 1.4%
   Alberta Energy
     7.375%, 11/01/31                               875            1,054
   Amerada Hess
     7.300%, 08/15/31                               340              379
   Anadarko Finance, Ser B
     7.500%, 05/01/31                               705              873
     6.750%, 05/01/11                             2,510            2,827
   Apache
     6.250%, 04/15/12                             1,385            1,549
   Conoco
     6.950%, 04/15/29                             4,060            4,796
   Conoco Funding
     7.250%, 10/15/31                               530              646
     6.350%, 10/15/11                             1,040            1,161
   ConocoPhillips
     5.900%, 10/15/32                               900              942
     4.750%, 10/15/12                             4,910            5,006
   Consolidated Natural Gas, Ser A
     5.000%, 03/01/14                               650              651
   Devon Energy
     7.950%, 04/15/32                             1,710            2,185
   Devon Financing
     7.875%, 09/30/31                             1,740            2,191
   El Paso
     6.950%, 06/01/28                             6,750            5,923
   El Paso MTN (K)
     7.800%, 08/01/31                             2,280            2,189
     7.750%, 01/15/32                             5,075            4,859
   Encana
     6.500%, 08/15/34                             1,000            1,098
   Enterprise Products Operations (B)
     5.600%, 10/15/14                               710              716
     4.000%, 10/15/07                               850              848
   Enterprise Products Operations,
   Ser B
     6.875%, 03/01/33                               655              696
   Halliburton
     5.500%, 10/15/10                             1,210            1,274
   Kerr-Mcgee
     7.875%, 09/15/31                               515              631
     6.950%, 07/01/24                               850              940

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

-------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------
   Pemex Master Trust
     7.375%, 12/15/14                     $         625    $         695
   Pioneer Natural Resources
     5.875%, 07/15/16                               665              695
   Statoil (B)
     5.125%, 04/30/14                             1,430            1,465
   Tengizchevroil
     6.124%, 11/15/14                             1,075            1,078
   Tosco
     8.125%, 02/15/30                               400              534
   Vastar Resources
     6.500%, 04/01/09                             3,490            3,843
   XTO Energy
     7.500%, 04/15/12                               850              995
     6.250%, 04/15/13                               690              755
   YPF Sociedad Anonima MTN, Ser A
     7.750%, 08/27/07                             5,000            5,425
                                                           --------------
                                                                  58,919
                                                           --------------
FINANCIALS -- 20.6%
   ASIF Global Finance (B) (K)
     3.900%, 10/22/08                             4,435            4,433
   Allstate Financial Global Funding
     6.150%, 02/01/06                             1,900            1,959
   Allstate Life Global Funding
     MTN (A) (L)
     2.392%, 01/18/05                             5,276            5,276
   American Express
     4.375%, 07/30/09                             1,325            1,346
     2.493%, 11/21/07 (A)                         3,900            3,898
   American General Finance (A) (L)
     2.403%, 01/06/06                            14,773           14,773
   Arch Capital Group
     7.350%, 05/01/34                             5,000            5,331
   Archstone-Smith Operating Trust
     5.625%, 08/15/14                               150              156
   Aspen Insurance Holdings (B)
     6.000%, 08/15/14                               850              855
   Associates
     6.250%, 11/01/08                             1,005            1,089
   Avalonbay Communities
     7.500%, 12/15/10                             1,075            1,237
   Banc One
     7.875%, 08/01/10                             3,525            4,111
     6.000%, 08/01/08                               745              797
     2.625%, 06/30/08                             3,200            3,072
   Bank One Texas
     6.250%, 02/15/08                               575              613
   Bank of America
     7.400%, 01/15/11 (K)                         3,155            3,655
     6.250%, 04/15/12                             4,915            5,428
     5.875%, 02/15/09                             1,255            1,348
     5.250%, 02/01/07                               800              828
     5.250%, 12/01/15                             1,035            1,057
     3.875%, 01/15/08                               475              479
     3.375%, 02/17/09                             1,510            1,480
     3.250%, 08/15/08                             1,400            1,376
     2.640%, 01/15/27 (A)                         1,800            1,738
     2.300%, 02/16/05 (A)                         8,000            8,000
   BankBoston
     6.375%, 04/15/08                               515              556
     6.375%, 03/25/08                               250              269

   Banponce Trust I, Ser A
     8.327%, 02/01/27                             2,590            2,842

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Bank of Scotland Treasury Services
     3.500%, 11/30/07 (B)                 $       2,000    $       1,993
   Belford Funding MTN (A) (L)
     2.410%, 02/02/05                            21,104           21,104
   Berkshire Hathaway (B) (K)
     3.400%, 07/02/07                             1,555            1,551
     3.375%, 10/15/08                             1,850            1,829
   Boeing Capital
     6.500%, 02/15/12                               465              521
     6.100%, 03/01/11                               710              774
     5.800%, 01/15/13                               425              458
   Bradford & Bingley (A) (L)
     2.193%, 01/07/05                            13,295           13,295
   CA Preferred Fund Trust
     7.000%, 01/29/49                             1,000            1,042
   CCN Bluegrass (A) (L)
     2.490%, 08/18/05                            15,828           15,828
   Capital One Bank
     6.700%, 05/15/08                             1,830            1,976
     6.500%, 06/13/13                               895              978
     5.125%, 02/15/14                               305              305
     4.875%, 05/15/08                             5,699            5,853
   Chase Capital Funding, Ser C (A)
     2.950%, 03/01/27                             1,000              946
   Chase Capital, Ser B (A)
     2.660%, 02/01/27                             1,000              940
   Citicorp Lease (B)
     7.220%, 06/15/05                             5,144            5,241
   Citigroup
     7.200%, 06/15/07                             1,200            1,300
     6.500%, 01/18/11                             1,205            1,346
     6.200%, 03/15/09                               400              434
     5.625%, 08/27/12                             1,295            1,379
     5.500%, 08/09/06                             1,135            1,174
     5.000%, 03/06/07                             1,215            1,254
     5.000%, 09/15/14 (B)                         1,881            1,890
     3.625%, 02/09/09                             7,335            7,272
     3.500%, 02/01/08                             4,910            4,888
     2.590%, 06/09/09 (A)                         2,675            2,679
   Citigroup Global Markets
     6.500%, 02/15/08                               820              888
   Colonial Realty MTN
     6.980%, 09/26/05                             7,200            7,341
   Countrywide Home Loan MTN, Ser L
     2.875%, 02/15/07                             3,320            3,261
   Countrywide Home Loans (A) (L)
     2.630%, 06/23/05                             8,442            8,441
     2.528%, 11/30/05                            23,214           23,214
     2.471%, 08/26/05                             6,331            6,331
     2.435%, 02/23/05                             6,120            6,120
     2.429%, 05/20/05                             4,221            4,221
   Danske Bank (A)
     5.914%, 12/29/49                             5,150            5,453
   Developers Diversified Realty MTN
     7.000%, 03/19/07                             1,300            1,383
   Drivetime Auto Owner Trust (A) (L)
     2.422%, 11/15/05                             3,771            3,771
     2.100%, 07/15/05                               547              547
   Dryden Investor Trust (B) (J)
     7.157%, 07/23/08                             5,581            5,880
   EOP Operating
     7.250%, 06/15/28                               755              855
     4.750%, 03/15/14                             1,250            1,209
   Eksportsfinans MTN
     3.375%, 01/15/08                             5,680            5,651

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Equity One
     3.875%, 04/15/09                     $         580    $         563
   Farmers Exchange Capital (B)
     7.200%, 07/15/48                             1,465            1,491
     7.050%, 07/15/28                             4,434            4,539
   Farmers Insurance Exchange (B)
     8.625%, 05/01/24                             5,717            6,746
   Five Finance (A) (L)
     2.423%, 09/22/05                            29,968           29,957
   Ford Motor Credit
     7.875%, 06/15/10 (K)                         9,995           11,012
     7.375%, 10/28/09                             1,730            1,866
     7.250%, 10/25/11 (K)                        11,451           12,280
     7.000%, 10/01/13                             1,820            1,929
     6.875%, 02/01/06                             3,635            3,745
     5.700%, 01/15/10                             1,620            1,634
   GE Capital Franchise MTN
     6.860%, 06/15/07                             1,850            2,007
   GE Capital MTN
     4.375%, 11/21/11                               505              502
   GE Capital  MTN, Ser A
     4.250%, 01/15/08                             8,210            8,340
     3.750%, 12/15/09                             3,515            3,459
     3.600%, 10/15/08                             4,290            4,243
     2.219%, 07/28/08 (A)                         4,325            4,329
   General Motors Acceptance
     8.000%, 11/01/31 (K)                         9,957           10,235
     7.250%, 03/02/11                             4,445            4,656
     6.875%, 09/15/11                             7,390            7,573
     6.750%, 12/01/14                             2,630            2,634
     6.125%, 09/15/06                               785              805
     6.125%, 02/01/07 (K)                           460              472
     5.625%, 05/15/09 (K)                           595              595
   Goldman Sachs Group
     6.875%, 01/15/11                             3,775            4,259
   HBOS Treasury Services
     3.600%, 08/15/07                             1,235            1,236
   HSBC Bank
     3.875%, 09/15/09                             3,075            3,048
     2.590%, 09/21/07 (A)                         4,075            4,077
   HSBC Finance
     6.750%, 05/15/11                               250              281
   Harrier Finance Funding (A) (L)
     2.496%, 06/15/05                            18,360           18,357
   Healthcare Realty Trust
     5.125%, 04/01/14                             1,770            1,729
   Household Finance
     8.000%, 07/15/10                             3,475            4,090
     7.000%, 05/15/12                             2,280            2,604
     6.375%, 11/27/12 (K)                         1,160            1,282
     5.875%, 02/01/09                             2,875            3,073
     4.125%, 12/15/08 (K)                         1,700            1,707
     4.125%, 11/16/09                             2,570            2,556
   Irish Life & Permanent (A) (L)
     2.427%, 01/22/06                            19,627           19,624
   Istar Financial, Ser B
     4.875%, 01/15/09                               425              431
   JP Morgan Capital Trust II
     7.950%, 02/01/27                               580              633
   JP Morgan Chase
     6.750%, 02/01/11                             2,351            2,642
     5.750%, 01/02/13                             4,360            4,620
     5.250%, 05/30/07                               400              416
     5.125%, 09/15/14                               845              850
     4.000%, 02/01/08                             1,390            1,399

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
     3.625%, 05/01/08                     $       1,740    $       1,728
     3.500%, 03/15/09 (K)                           800              784
   Korea Development Bank
     4.250%, 11/13/07                               755              762
   Lakeside Funding (A) (L)
     2.370%, 01/10/05                            22,826           22,826
   Lehman Brothers
     7.000%, 02/01/08                             3,395            3,709
     6.500%, 04/15/08                               695              750
   Liberty Light US Capital (A) (L)
     2.378%, 01/14/05                            10,552           10,552
     2.360%, 02/09/05                            10,552           10,552
   Loews
     7.000%, 10/15/23                               850              861
   MBNA America Bank
     4.625%, 08/03/09                             1,005            1,023
   Marsh & Mclennan
     6.250%, 03/15/12                             1,045            1,093
     3.625%, 02/15/08 (K)                           950              921
   Massmutual Global Funding II (B)
     2.550%, 07/15/08                             1,200            1,152
   Merrill Lynch
     7.430%, 09/01/22                                19               20
   Merrill Lynch MTN, Ser C
     5.000%, 01/15/15                               925              921
     4.125%, 09/10/09                             1,625            1,624
   Merrill Lynch MTN, Ser D
     3.375%, 09/14/07                             2,100            2,087
   Met Life Global Funding (B)
     4.750%, 06/20/07                             1,100            1,129
     4.250%, 07/30/09                               815              820
   Monumental Global Funding II (B)
     4.375%, 07/30/09                             1,800            1,808
   Morgan Stanley
     4.750%, 04/01/14                             2,398            2,337
     2.331%, 02/06/06 (A) (L)                     4,221            4,221
   NB Capital Trust IV
     8.250%, 04/15/27                             4,500            5,007
   National City Bank
     3.375%, 10/15/07                             2,260            2,248
     3.300%, 05/15/07                               750              749
   NationsBank Capital Trust (A)
     2.620%, 01/15/27                             6,850            6,563
   Nationwide Building Society
     3.500%, 07/31/07 (B)                         3,250            3,235
     2.542%, 10/28/05 (A) (L)                    10,552           10,553
     2.398%, 01/06/06 (A) (L)                    21,104           21,104
   Nationwide Mutual Insurance (B)
     8.250%, 12/01/31                             3,575            4,418
     6.600%, 04/15/34                             3,590            3,594
     5.810%, 12/15/24 (A) (B)                     4,200            4,271
   New York Life Global Funding (B)
     3.875%, 01/15/09                             1,000              994
   Odyssey Re Holdings
     7.650%, 11/01/13                             4,383            4,834
   PNC Funding
     5.250%, 11/15/15                             1,040            1,054
   Pacific Life Global Funding (A) (L)
     2.380%, 01/13/06                            15,828           15,828
   Permanent Financing PLC,
   Ser 2A (A)
     4.200%, 06/10/07                            16,000           16,088
   Premium Asset Trust (A) (L)
     2.412%, 12/15/05                            29,546           29,546
   Prime Property Funding (B)
     5.600%, 06/15/11                             2,220            2,304

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Protective Life MTN
     3.700%, 11/24/08                     $       1,800    $       1,795
   RBS Capital Trust B
     6.800%, 12/05/49                             1,000            1,034
   RBS Capital Trust I (A)
     4.709%, 12/29/49                               610              594
   Rabobank Capital (B)
     5.260%, 12/29/49                               600              610
   Rouse
     5.375%, 11/26/13 (K)                         1,430            1,372
     3.625%, 03/15/09                               735              693
   Royal Bank of Scotland
     5.000%, 11/12/13                               530              538
   Royal Bank of Scotland Group PLC, Ser 2
     8.817%, 03/31/49                             5,505            5,581
   SLM
     4.000%, 01/15/10                             3,375            3,349
   SLM MTN, Cl X (A) (L)
     2.410%, 01/20/06                            36,932           36,932
   SLM MTN, Ser A
     5.000%, 10/01/13                               685              694
   Sigma Finance MTN (A) (L)
     2.279%, 01/04/05                            12,662           12,662
   State Street Bank & Trust
     2.410%, 12/11/06 (A)                         2,475            2,474
   SunTrust Bank
     4.000%, 10/15/08                               810              817
     3.625%, 10/15/07                             2,385            2,379
     2.530%, 06/02/09 (A)                           925              925
   TIAA Global Markets (B)
     3.875%, 01/22/08                             3,395            3,416
   Toyota Motor Credit
     5.500%, 12/15/08                               120              127
   U.S. Trust (A) (L)
     2.495%, 09/12/05                            21,104           21,104
   UBS Preferred Funding Trust I (A)
     8.622%, 10/29/49                               650              781
   US Bancorp MTN, Ser N
     3.950%, 08/23/07                               395              399
     3.125%, 03/15/08                             2,215            2,176
   US Bank
     2.870%, 02/01/07                             1,295            1,284
     2.400%, 03/12/07                             1,975            1,938
     2.036%, 10/01/07 (A)                         4,825            4,825
   USAA Capital MTN, Ser B
     4.000%, 12/10/07                             1,695            1,714
   Wachovia
     4.800%, 11/01/14                             1,630            1,620
     3.625%, 02/17/09                             1,355            1,339
   Washington Mutual Bank
     5.125%, 01/15/15                               735              730
     2.310%, 08/18/05 (A) (L)                    21,104           21,104
   Washington Mutual
     4.200%, 01/15/10                             1,745            1,738
   Wells Fargo
     7.800%, 06/15/10                               800              817
     4.539%, 06/25/34 (A)                        11,178           10,973
   Westfield Capital
     4.375%, 11/15/10                             4,153            4,108
   White Pine Finance (A) (L)
     2.396%, 03/11/05                             5,276            5,275
     2.286%, 11/01/05                             9,286            9,283
   XL Capital
     6.375%, 11/15/24                               750              789

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Zions Bancorp
     6.000%, 09/15/15                     $       1,170    $       1,247
                                                           --------------
                                                                 838,650
                                                           --------------
HEALTH CARE -- 0.4%
   Boston Scientific (K)
     5.450%, 06/15/14                               780              810
   Bristol-Myers Squibb
     6.875%, 08/01/97                               680              780
     5.750%, 10/01/11 (K)                         3,705            3,968
   HCA
     6.375%, 01/15/15                               960              964
     5.750%, 03/15/14                             6,470            6,268
   Humana
     6.300%, 08/01/18                               580              595
   Merck
     6.400%, 03/01/28                               600              653
     4.375%, 02/15/13                             1,000              976
   Tenet Healthcare (K)
     7.375%, 02/01/13                               336              326
   Wellpoint (B)
     5.950%, 12/15/34                             1,035            1,045
   Wyeth (K)
     6.500%, 02/01/34                               855              912
                                                           --------------
                                                                  17,297
                                                           --------------
INDUSTRIALS -- 3.0%
   Air 2 US (B)
     8.027%, 10/01/19                             3,610            3,253
   America West Airlines, Ser 99-1
     7.930%, 01/02/19                            10,173           11,066
   American Airlines, Ser 01-2 (K)
     7.858%, 10/01/11                             3,000            3,101
   American Airlines, Ser 99-1 (K)
     7.024%, 10/15/09                             4,630            4,763
   Burlington North Santa Fe
     7.290%, 06/01/36                             1,560            1,910
     6.125%, 03/15/09                                25               27
   Canadian National Railways
     7.375%, 10/15/31                             1,630            2,009
   Caterpillar MTN, Ser F (A) (L)
     2.180%, 07/11/05                            10,552           10,552
   Continental Airlines, Ser 00-2
     7.707%, 04/02/21 (K)                         3,032            3,023
     7.487%, 10/02/10                             1,730            1,736
   Continental Airlines, Ser 971A
     7.461%, 04/01/15                               514              498
   Continental Airlines, Ser 974A (K)
     6.900%, 01/02/18                             8,124            8,144
   Continental Airlines, Ser 99-2 (K)
     7.256%, 03/15/20                               895              915
   Delta Airlines, Ser 02-1, Cl G-1 (K)
     6.718%, 01/02/23                             7,429            7,753
   Delta Airlines, Ser 02-1, Cl G-2
     6.417%, 07/02/12                             3,900            4,071
   Delta Airlines, Ser 2001-1, Cl A-2 (K)
     7.111%, 09/18/11                               580              570
   Delta Airlines, Ser 2000-1, Cl A2 (K)
     7.570%, 11/18/10                             2,350            2,318
   Eastman Kodak (K)
     7.250%, 11/15/13                             1,930            2,079
   Federal Express, Ser A3
     8.400%, 03/23/10                               600              656

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   General Electric
     5.000%, 02/01/13                     $       1,280    $       1,313
   Hughes Supply
     5.500%, 10/15/14                               535              528
   International Paper
     6.750%, 09/01/11                               725              813
     5.500%, 01/15/14                             1,010            1,043
   Litton Industries
     7.750%, 03/15/26                               950            1,178
   Lockheed Martin (K)
     8.500%, 12/01/29                             4,045            5,537
   Norfolk Southern
     7.050%, 05/01/37                             1,205            1,409
   Northrup Grumman
     4.079%, 11/16/06                             1,400            1,414
   Northwest Airlines, Ser 2001-1, Cl A-1 (K)
     7.041%, 04/01/22                             1,753            1,762
   Ohana Military LLC, Ser 04I
     6.193%, 04/01/49                             1,000            1,051
   Raytheon
     6.000%, 12/15/10                                24               26
     5.500%, 11/15/12                                55               58
     5.375%, 04/01/13                               555              578
     4.500%, 11/15/07                               335              343
   Systems 2001 Asset Trust (B)
     6.664%, 09/15/13                             1,621            1,797
   Tyco International Group
     6.875%, 01/15/29 (K)                         6,310            7,228
     6.750%, 02/15/11                             2,190            2,455
     6.375%, 10/15/11                             7,390            8,159
     6.000%, 11/15/13                               915              997
   US Airways, Cl B (J)
     7.500%, 04/15/08                             2,696               --
   United Airlines, Ser 00-2 (H) (J)
     7.811%, 10/01/09                               982              268
   United Airlines, Ser A-3 (H) (J)
     8.390%, 01/21/11                             1,466              667
   United Technologies
     6.500%, 06/01/09                             2,365            2,604
   Waste Management
     7.375%, 08/01/10                             2,480            2,843
     7.125%, 12/15/17                             8,305            9,582
     7.100%, 08/01/26                             1,710            1,935
                                                           --------------
                                                                 124,032
                                                           --------------
INFORMATION TECHNOLOGY -- 0.1%
   Electronic Data Systems (K)
     7.125%, 10/15/09                             3,100            3,414
                                                           --------------
MATERIALS -- 0.2%
   Codelco
     4.750%, 10/15/14                               960              941
   Lubrizol
     5.500%, 10/01/14                             1,150            1,157
   MeadWestavaco (K)
     6.850%, 04/01/12                             1,480            1,674
   Weyerhaeuser
     7.375%, 03/15/32                               920            1,091
     6.750%, 03/15/12 (K)                         3,060            3,448
                                                           --------------
                                                                   8,311
                                                           --------------
REGIONAL AGENCIES -- 1.3%
   Aid-Israel
     5.500%, 09/18/23                             5,525            5,772

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Quebec Province
     5.000%, 07/17/09                     $       1,060    $       1,108
   Russian Federation
     5.000%, 03/31/30 (D)                        12,500           12,871
     5.000%, 03/31/30                             1,965            2,024
   United Mexican States
     8.375%, 01/14/11                             2,390            2,807
   United Mexican States MTN
     6.375%, 01/16/13                             1,535            1,635
   United Mexican States MTN, Ser A
     8.000%, 09/24/22 (K)                         6,665            7,688
     7.500%, 04/08/33                            15,950           17,226
     6.750%, 09/27/34                               865              854
                                                           --------------
                                                                  51,985
                                                           --------------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T Wireless Services
     8.125%, 05/01/12                             1,595            1,928
     7.350%, 03/01/06                             2,536            2,653
   BellSouth
     6.550%, 06/15/34 (K)                           550              599
     4.750%, 11/15/12                               780              785
     4.200%, 09/15/09 (A)                         1,950            1,955
   British Telecommunications PLC
     8.875%, 12/15/30                                50               67
     8.375%, 12/15/10                             1,250            1,501
   Deutsche Telekom International
     8.750%, 06/15/30                             2,453            3,238
   France Telecom
     7.950%, 03/01/06                             1,390            1,459
   New England Telephone & Telegraph
     7.875%, 11/15/29                               355              429
   New Jersey Bell Telephone
     7.850%, 11/15/29                             1,135            1,371
   Nextel Communications
     5.950%, 03/15/14                             1,375            1,423
   SBC Communications
     6.450%, 06/15/34                               350              375
     5.100%, 09/15/14                             1,990            2,008
     4.125%, 09/15/09                               580              579
   Sprint Capital
     8.750%, 03/15/32                               840            1,119
     8.375%, 03/15/12                             1,745            2,126
     7.125%, 01/30/06                             3,300            3,432
     6.000%, 01/15/07                             1,830            1,915
     4.780%, 08/17/06 (D)                         6,625            6,752
   Telecom Italia Capital
     6.000%, 09/30/34 (B) (K)                     2,025            1,980
     5.250%, 11/15/13                             2,605            2,633
     4.950%, 09/30/14 (B)                         1,505            1,474
     4.000%, 01/15/10                               330              324
   Telefonica Europe
     7.750%, 09/15/10                               925            1,085
   Verizon Global Funding
     7.250%, 12/01/10                               855              980
     6.875%, 06/15/12                               850              970
   Verizon Maryland, Ser A
     6.125%, 03/01/12                               910              980
   Verizon New York, Ser A
     6.875%, 04/01/12                             1,550            1,740
   Verizon Virginia, Global Issue, Ser A
     4.625%, 03/15/13                                50               49

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Vodafone Group
     5.000%, 12/16/13                     $       1,015    $       1,033
                                                           --------------
                                                                  48,962
                                                           --------------
UTILITIES -- 2.3%
   American Electric Power, Ser C
     5.375%, 03/15/10                               574              601
   Arizona Public Services
     8.000%, 12/30/15                             3,740            4,161
   Cleveland Electric Illumination
     5.650%, 12/15/13                               500              519
   Cogentrix Energy
     8.750%, 10/15/08                             7,758            9,008
   Conectiv MTN, Ser A
     6.730%, 06/01/06                             1,610            1,657
   Dominion Resources
     5.700%, 09/17/12 (K)                         5,070            5,368
     4.125%, 02/15/08                               810              816
   Dominion Resources, Ser D
     5.125%, 12/15/09                               900              931
   Duke Energy
     6.250%, 01/15/12                             1,300            1,417
     5.625%, 11/30/12                               730              768
   El Paso Electric, Ser E
     9.400%, 05/01/11                             3,700            4,084
   Empresa Nacional Electric
     8.350%, 08/01/13                               325              377
   Exelon
     6.750%, 05/01/11                               410              459
   FPL Energy (B)
     6.639%, 06/20/23                             7,220            7,699
   FirstEnergy, Ser A
     5.500%, 11/15/06                             2,850            2,942
   FirstEnergy, Ser B
     6.450%, 11/15/11                               600              652
   FirstEnergy, Ser C
     7.375%, 11/15/31                             7,500            8,565
   Florida Power
     5.900%, 03/01/33                               325              337
   Hydro-Quebec, Ser JL
     6.300%, 05/11/11                             1,525            1,700
   Ohio Edison
     5.450%, 05/01/15                               275              279
   Oncor Electric Delivery
     6.375%, 01/15/15                               660              727
   Ontario Electricity Financial
     6.100%, 01/30/08                             1,145            1,225
   Pacific Gas & Electric
     6.050%, 03/01/34                             3,237            3,362
     2.720%, 04/03/06 (A)                         1,514            1,515
   Pinnacle West Capital (A)
     2.960%, 11/01/05                             3,780            3,782
   Power Contract Financing (B)
     5.200%, 02/01/06                             4,914            4,960
   Progress Energy
     7.750%, 03/01/31                               460              552
     7.000%, 10/30/31                             1,070            1,185
   Public Service
     7.875%, 10/01/12                               870            1,054
   SP Powerassets (B)
     5.000%, 10/22/13                               150              152
   Sonat
     7.625%, 07/15/11                             2,850            2,950
   Southern California Edison
     8.000%, 02/15/07                             2,320            2,526

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   TXU Energy
     7.000%, 03/15/13                     $         780    $         871
     5.550%, 11/15/14                             1,670            1,659
     4.800%, 11/15/09                             2,600            2,605
     2.838%, 01/17/06 (A) (B)                       900              902
   Virginia Electric & Power, Ser A
     5.750%, 03/31/06                             2,400            2,471
   Williams
     8.750%, 03/15/32                             4,340            4,986
     7.750%, 06/15/31 (K)                         1,880            1,969
   Williams, Ser A (K)
     7.500%, 01/15/31                             1,490            1,542
                                                           --------------
                                                                  93,335
                                                           --------------
Total Corporate Obligations
   (Cost $1,322,734) ($ Thousands)                            1 ,357,092
                                                           --------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 11.4%
   FHLMC
    9.000%, 12/01/05                                  5                5
    7.500%, 11/01/29 to 09/01/32                  6,840            7,327
    7.000%, 06/01/15 to 06/01/32                  7,933            8,396
    6.500%, 08/01/08 to 06/01/17                 10,687           11,316
    6.000%, 12/01/12 to 12/01/33                 12,586           13,102
    5.500%, 07/01/11 to 04/01/34                 53,428           54,701
    5.000%, 02/01/11 to 03/01/34                 61,552           61,926
    4.000%, 04/01/19 to 01/01/34                  6,933            6,458
   FNMA
    9.000%, 07/01/07                                  1                1
    8.000%, 02/01/13 to 10/01/15                    631              665
    7.500%, 11/01/29 to 12/01/31                     15               17
    7.410%, 04/01/10                                589              665
    7.095%, 12/01/09                                853              948
    7.000%, 12/01/07 to 07/01/32                 12,426           13,154
    6.500%, 02/01/13 to 10/01/33                 14,394           15,179
    6.000%, 02/01/13 to 09/01/34                 26,159           27,217
    5.500%, 12/01/13 to 08/01/34                 76,072           77,784
    5.000%, 08/01/11 to 03/01/34                 39,602           39,476
    4.500%, 06/01/18 to 05/01/19                 25,044           25,001
    4.000%, 07/01/10 to 11/01/33                 16,047           15,696
   FNMA TBA
    6.000%, 02/01/35                             16,326           16,842
    5.500%, 01/01/35                              6,485            6,582
   GNMA
    8.000%, 11/15/29 to 09/15/31                    794              862
    7.500%, 03/15/29 to 01/15/32                  1,666            1,791
    7.000%, 08/15/13 to 11/15/32                  2,978            3,168
    6.500%, 07/15/14 to 07/15/28                  1,963            2,086
    6.000%, 03/15/14 to 10/20/34                 29,052           30,255
    5.500%, 04/15/14 to 10/15/33                 14,731           15,168
    3.750%, 05/20/34                              7,762            7,655
                                                           --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $453,334) ($ Thousands)                                 463,443
                                                           --------------

U.S. TREASURY OBLIGATIONS -- 26.5%
   U.S. Treasury Bonds
    12.000%, 08/15/13 (K)                        9,045            11,657
    10.375%, 11/15/12 (K)                       14,860            17,717
    8.875%, 08/15/17 (K)                         2,780             3,940
    8.750%, 05/15/17 (K)                        21,280            29,818
    8.125%, 08/15/19 (K)                        43,461            59,321
    7.125%, 02/15/23                             5,523             7,048

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
    6.250%, 08/15/23                      $       4,888    $       5,723
    6.125%, 11/15/27 (K)                         24,005           28,036
    6.000%, 02/15/26 (K)                         13,710           15,705
    5.500%, 08/15/28 (K)                          5,925            6,413
    5.375%, 02/15/31 (K)                        129,631          140,174
    4.250%, 01/15/10 (E) (K)                      4,356            5,053
    3.875%, 04/15/29 (E)                         11,260           15,451
    3.625%, 04/15/28 (E) (K)                     11,884           15,599
    3.375%, 01/15/07 to 01/15/12                  2,465            2,637
    2.375%, 01/15/25 (E) (K)                     30,236           32,332
    0.875%, 04/15/10                             17,238           17,071
   U.S. Treasury Notes
    4.750%, 05/15/14 (K)                          2,300            2,397
    4.375%, 08/15/12 (K)                          4,050            4,147
    4.250%, 08/15/13 to 11/15/14 (K)             50,563           50,729
    4.000%, 06/15/09 (K)                         33,410           34,046
    3.625%, 07/15/09 (K)                            530              531
    3.500%, 08/15/09 to 11/15/09 (K)             87,055           86,696
    3.500%, 12/15/09 (K)                         38,510           38,323
    3.375%, 10/15/09 (K)                         36,760           36,398
    3.125%, 09/15/08 to 10/15/08 (K)              4,490            4,442
    3.000%, 11/15/07 (K)                         83,780           83,263
    2.875%, 11/30/06 (K)                         18,225           18,168
    2.750%, 08/15/07 (K)                          9,270            9,168
    2.500%, 05/31/06 to 10/31/06                 87,320           86,534
    2.500%, 09/30/06 (K)                         70,485           69,876
    2.375%, 08/31/06 (K)                         36,802           36,435
    2.000%, 07/15/14 (E) (K)                     61,531           63,483
    1.875%, 07/15/13 (E) (K)                      7,503            7,718
    1.625%, 02/28/06 (K)                         12,934           12,759
   U.S. Treasury STRIPS
    5.736%, 02/15/23 (I)                            670              269
    5.779%, 11/15/21 (I) K)                      43,310           18,614
                                                           --------------
Total U.S. Treasury Obligations
   (Cost $1,051,367) ($ Thousands)                             1,077,691
                                                           --------------

ASSET-BACKED SECURITIES  -- 25.1%

AUTOMOTIVE  -- 1.9%
   AESOP Funding, Ser 1998-1, Cl A
     6.140%, 05/20/06                             5,417            5,462
   AESOP Funding, Ser 2003-4A, Cl A1 (A)
     2.640%, 08/20/07                             2,100            2,106
   Americredit Automobile Receivables
     Trust, Ser 2002-1, Cl A3
     4.230%, 10/06/06                             1,285            1,286
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl A3 (A)
     2.531%, 10/12/06                               857              857
   Americredit Automobile Receivables
     Trust, Ser 2003-BX, Cl A2A
     1.550%, 11/06/06                               161              161
   Capital Auto Receivables Asset
     Trust, Ser 2004-1, Cl A3
     2.000%, 11/15/07                             1,960            1,932
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
     2.080%, 05/15/08                             4,290            4,234
   Chesapeake Funding, Ser 2003-1, Cl A1 (A)
     2.590%, 08/07/08                            18,000           18,008

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Credit-Based Asset Servicing &
     Securities, Ser 2004-CB8
     Cl AF1 (A)
     3.630%, 12/25/35 (A)                 $       9,929    $       9,929
   DaimlerChrysler Auto Trust, Ser
     2004-B, Cl A3
     3.180%, 09/08/08                             2,212            2,209
   DaimlerChrysler Master Owner Trust,
     Ser 2002-A, Cl A (A)
     2.463%, 05/15/07                             5,000            5,001
   Drivetime Auto Owner Trust,
     Ser 2004-B, Cl A2
     2.586%, 06/15/07                             3,250            3,239
   Drivetime Auto Owner Trust,
     Ser 2003-B, Cl A2
     1.347%, 04/17/06                             1,892            1,888
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (A)
     2.523%, 11/15/06                            17,600           17,611
   USAA Auto Owner Trust,
     Ser 2004-3, Cl A3
     3.160%, 02/17/09                             1,226            1,221
   Whole Auto Loan Trust,
     Ser 2003-1, Cl A4
     2.580%, 03/15/10                             1,521            1,500
   Whole Auto Loan Trust,
     Ser 2004-1, Cl A4
     3.260%, 03/15/11                             1,893            1,875
                                                           --------------
                                                                  78,519
                                                           --------------
CREDIT CARDS  -- 2.7%
   American Express Credit Account
     Master, Ser 2004-3, Cl A
     4.350%, 12/15/11                             1,720            1,748
   Chase Issuance Trust,
     Ser 2004-A9, Cl A9
     3.220%, 06/15/10                             8,425            8,338
   Citigroup Commercial Mortgage Trust,
     Ser 2004-C2 Cl A2
     4.100%, 10/15/41                               653              650
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A1
     6.900%, 10/15/07                             7,725            7,956
   Citibank Credit Card Issuance Trust,
     Ser 2000-A3, Cl A3
     6.875%, 11/16/09                             1,379            1,501
   Citibank Credit Card Issuance Trust,
     Ser 2002-A5, Cl A5 (A)
     2.530%, 09/17/07                            17,700           17,702
   Citibank Credit Card Issuance Trust,
     Ser 2003-A10, Cl A10
     4.750%, 12/10/15                             1,978            1,993
   Citibank Credit Card Issuance Trust,
     Ser 2003-A3, Cl A3
     3.100%, 03/10/10                               300              295
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
     2.900%, 05/17/10                            23,815           23,186
   Citibank Credit Card Issuance Trust,
     Ser 2004-A1, Cl A1
     2.550%, 01/20/09                            16,241           15,965
   Citibank Credit Card Issuance Trust,
     Ser 2004-A8 Class A8
     4.900%, 12/12/16                             1,500            1,505

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Citibank OMNI Master Trust, Ser
     2002-4, Cl A (A)
     2.533%, 08/18/09                     $      13,639    $      13,649
   MBNA Credit Card Master Note Trust,
     Ser 2004-A4, Cl A4
     2.700%, 09/15/09                             9,500            9,341
   Metris Master Trust,
     Ser 2000-1, Cl A (A)
     2.710%, 08/20/08                             2,000            2,000
   Metris Master Trust,
     Ser 2000-3, Cl A (A)
     2.670%, 09/21/09                             4,640            4,630
   Metris Master Trust,
     Ser 2004-2, Cl A (A)
     2.200%, 10/20/10                             1,578            1,578
                                                           --------------
                                                                 112,037
                                                           --------------
MORTGAGE RELATED SECURITIES -- 20.4%
   ABS Home Equity Loan Trust, Ser
     2001-HE3, Cl A1 (A)
     2.673%, 11/15/31                             1,892            1,894
   AFC Home Equity Loan Trust, Ser
     1998-1, Cl 1A2 (A)
     2.688%, 04/25/28                               326              327
   AFC Home Equity Loan Trust, Ser
     2000-1, Cl 2A (A)
     2.658%, 03/25/30                            11,092           11,065
   ARSI, Ser 2004-W5, Cl AF1 (A)
     2.528%, 04/25/34                             5,979            5,979
   Advanta Mortgage Loan Trust, Ser
     1998-3, Cl A2 (A)
     2.718%, 09/25/28                               204              204
   Aire Valley Mortgages (A) (L)
     2.410%, 09/20/05                            13,507           13,507
   American Business Financial
     Services, Ser 2002-1, Cl A5
     6.510%, 12/15/32                             2,600            2,720
   American Business Financial
     Services, Ser 2002-4, Cl A IO (J)
     4.000%, 07/15/05                            25,958              461
   Ameriquest Finance NIM Trust, Ser
     2003-N6, Cl NOTE (A)
     2.481%, 05/25/10                               211              211
   Ameriquest Mortgage Securities, Ser
     2004-R12, Cl A3 (A)
     2.630%, 01/25/35                               916              916
   Asset Securitization, Ser 1996-D2,
     Cl A1
     6.920%, 02/14/29                             9,522            9,825
   Banc of America Commercial Mortgage,
     Ser 2004-6 Cl A3
     4.512%, 12/10/42                             2,375            2,375
   Bank of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
     5.000%, 02/25/18                             9,502            9,597
   Bank of America Mortgage Securities,
     Ser 2004-5, Cl 4A1
     5.000%, 06/25/19                             3,626            3,679
   Bank of America Mortgage Securities,
     Ser 2004-6, Cl 4A1
     5.000%, 07/25/19                             3,813            3,785
   Bear Stearns Asset-Backed
     Securities, Ser 2000-2, Cl M2
     8.280%, 08/25/30                             8,000            8,617

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Bear Stearns Asset-Backed
     Securities, Ser 2001-A, Cl AI4
     6.820%, 02/15/31                     $       3,082    $       3,146
   Blue Heron Funding (A) (L)
     2.447%, 02/23/05                            21,104           21,104
     2.443%, 03/18/05                             9,497            9,497
   Capital Auto Receivables Asset
     Trust, Ser 2004-2 Cl A2
     3.350%, 02/15/08                             1,612            1,607
   CDC Mortgage Capital Trust, Ser
     2002-HE3, Cl A (A)
     2.908%, 03/25/33                             2,113            2,120
   CDC Mortgage Capital Trust, Ser
     2003-HE2, Cl A (A)
     2.768%, 10/25/33                             6,809            6,810
   CSFB, Ser 1997-C2, Cl AX IO (A)
     1.133%, 01/17/35                            33,882              966
   CSFB, Ser 1998-C2, Cl A2
     6.300%, 11/11/30                            11,600           12,513
   CSFB, Ser 2001-MH29, Cl A
     5.600%, 09/25/31                             2,464            2,457
   Chase Commercial Mortgage
     Securities, Ser 2000-1, Cl A2
     7.757%, 04/15/32                             3,580            4,058
   Chase Commercial Mortgage
     Securities, Ser 2000-3, Cl A2
     7.319%, 10/15/32                             5,680            6,490
   Chase Funding Mortgage Loan, Ser
     2002-1, Cl 2A2 (A)
     2.668%, 03/25/32                             5,386            5,396
   Chase Funding Net Interest Margin,
     Ser 2003-C1A, Cl Note
     6.750%, 03/27/36                               203              204
   Chase Manhattan Commercial
     Mortgage Trust,
     7.546%, 11/17/32                             5,610            6,348
   Cheyne High Grade (A) (L)
     2.280%, 11/10/05                            12,135           12,135
   Commercial Mortgage Pass-through
     Certificate,  Ser 2004-LB4A, Cl A2
     4.049%, 10/15/37                             2,835            2,822
   Commodore (A) (L)
     2.570%, 12/12/38                             9,708            9,708
   Conseco Finance Home Loan Trust, Ser
     2000-E, Cl M1
     8.130%, 08/15/31                             2,800            2,806
   Conseco Finance Securitization, Ser
     2000-4, Cl A5
     7.970%, 05/01/32                             4,800            3,952
   Conseco Finance Securitization, Ser
     2000-4, Cl A6
     8.310%, 05/01/32                             1,500            1,267
   Conseco Finance, Ser 2001-A,
     Cl IIB1
     10.300%, 03/15/32                            3,975            4,213
   Conseco Finance, Ser 2001-C,
     Cl A4
     6.190%, 03/15/30                               314              326
   Conseco Finance, Ser 2001-D,
     Cl A5
     6.190%, 11/15/32                             4,130            4,348
   Contimortgage Home Equity Loan, Ser
     1997-1, Cl A9
     7.050%, 03/15/28                               400              415


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          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Contimortgage Home Equity Loan, Ser
     1997-2, Cl A9
     7.090%, 04/15/28                     $         584    $         600
   Countrywide Alternative Loan Trust,
     Ser 2004-27CB, Cl A1
     6.000%, 12/25/34                             7,746            7,989
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
     6.000%, 02/25/34                             3,221            3,265
   Countrywide Asset-Backed
     Certificates, Ser 2003-C2,
     Cl 2A1 (A)
     2.718%, 06/25/33                             2,945            2,946
   Countrywide Asset-Backed
     Certificates, Ser 2004-11,
     Cl A2 (A)
     2.800%, 03/25/33                             1,575            1,577
   Countrywide Asset-Backed
     Certificates, Ser 2004-3N,
     Cl Note (A)
     2.618%, 05/25/09                             5,075            5,066
   Countrywide Asset-Backed
     Certificates, Ser 2004-6,
     Cl 2A2 (A)
     2.738%, 08/25/32                             1,257            1,257
   Countrywide Asset-backed
     Certificates, Ser 2004-14 (A)
     2.700%, 06/25/35                             8,725            8,725
   Countrywide Asset-backed
     Certificates, Ser 2004-S1 (A) (D)
     3.872%, 03/25/20                             1,294            1,291
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (A)
     2.643%, 04/15/27                             5,691            5,688
   Countrywide Home Equity Loan Trust,
     Ser 2004-K, Cl A2 (A)
     2.703%, 02/15/34                            12,169           12,169
   Criimi Mae Commercial Mortgage, Ser
     1998-C1, Cl A2
     7.000%, 06/02/33                            14,450           15,507
   CS First Boston Mortgage CMO, Ser
     2003-CK2 Cl A2
     3.861%, 03/15/36                             1,480            1,479
   CS First Boston Mortgage Securities,
     Ser 2003-C4 Cl A2
     3.908%, 08/15/36                               593              592
   CS First Boston Mortgage Securities,
     Ser 2004-C5 Cl A2
     4.183%, 11/15/37                             1,484            1,484
   DLJ Commercial Mortgage, Ser
     1999-CG1, Cl A1B
     6.460%, 03/10/32                             5,030            5,456
   DLJ Commercial Mortgage, Ser
     1999-CG2, Cl A1B
     7.300%, 06/10/32                             5,525            6,214
   DSLA Mortgage Loan Trust, Ser
     2004-AR2, Cl A2B (A)
     2.810%, 11/19/44                            15,826           15,858
   DSLA Mortgage Loan Trust, Ser
     2004-AR3 Cl 2A2A (A)
     2.780%, 07/19/44                            11,477           11,485
   Davis Square Funding (A) (L)
     2.361%, 04/06/05                            10,552           10,552
     2.361%, 05/06/05                            10,552           10,552

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Duke Funding (A) (L)
     2.115%, 04/08/05                     $      10,552    $      10,552
   EMC Mortgage Loan Trust, Ser
     2002-AA, Cl A1 (A)
     2.888%, 05/25/39                             4,833            4,848
   EQCC Trust, Ser 2002-1, Cl 2A (A)
     2.718%, 11/25/31                             2,019            2,023
   Equity One, Ser 2002-2, Cl AF3
     5.773%, 10/25/32                            10,173           10,364
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3 (A)
     7.775%, 07/25/28                               481              480
   FFCA Secured Lending, Ser 1997-1,
     Cl IO (A) (J)
     4.210%, 02/18/22                             1,804               18
   FFCA Secured Lending, Ser 1999-1A,
     Cl IO (A) (J)
     1.670%, 09/18/25                            17,340              683
   First Horizon, Ser 2004-HE2,
      Cl A (A)
     2.638%, 02/25/34                            11,325           11,325
   First Union National Bank, Ser
     2000-C2, Cl A2
     7.202%, 10/15/32                             1,987            2,269
   First Union-Lehman Brothers,
     1997-C2, Cl IO (A)
     1.289%, 11/18/29                             5,122              238
   Fleet Home Equity Trust, Ser 2001-1,
     Cl A (A)
     2.620%, 05/20/31                               502              500
   Fund America Investors, Ser 1993-A,
     Cl A2 (A)
     5.929%, 06/25/23                               660              664
   GE Capital Commercial Mortgage, Ser
     2004-C2, Cl A1
     3.111%, 03/10/40                               475              468
   GE Capital Commercial Mortgage CMO,
     Ser 2004-C3  Cl A3
     4.865%, 07/10/39                             1,066            1,088
   GE Capital Mortgage Services, Ser
     1997-HE3, Cl A6
     6.720%, 10/25/27                             1,903            1,900
   GMAC Commercial Mortgage Securities,
     Ser 1998-C1, Cl A2
     6.700%, 05/15/30                            12,420           13,354
   GMAC Commercial Mortgage Securities,
     Ser 1999-C2, Cl A2
     6.945%, 09/15/33                               100              111
   GMAC Commercial Mortgage Securities,
     Ser 1999-C3, Cl A2
     7.179%, 08/15/36                             5,619            6,274
   GMAC Commercial Mortgage Securities,
     Ser 2003-FL1A, Cl A (A)
     2.750%, 03/11/15                             1,061            1,061
   GMAC Mortgage Corporation Loan
     Trust, Ser 2004-HE5, Cl A2 (A)
     3.685%, 09/25/34                               917              914
   Goldman Sachs Mortgage Securities,
     Ser 1998-C1, Cl A3
     6.135%, 10/18/30                             4,476            4,764
   Green Tree Financial,
     Ser 1993-4, Cl A5
     7.050%, 01/15/19                               914              947

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Green Tree Financial,
     Ser 1996-5, Cl A6
   Green Tree Financial,
     Ser 1998-6, Cl A6
     6.270%, 06/01/30                     $       1,599    $       1,636
   Greenwich Capital Commercial
     Funding, Ser 2004-GG1, Cl A3
     4.344%, 06/10/36                               512              518
   Greenwich Capital Commercial
     Funding, Ser 2004-GG1, Cl A4
     4.755%, 06/10/36                             5,820            5,949
   Greenwich Capital Commercial
     Funding, Ser 2004-GG1, Cl A7
     5.317%, 06/10/36                               719              747
   GS Mortgage Securities,
     Ser 2004-C1, Cl A1
     3.659%, 10/10/28                               606              599
   GSAMP Trust, Ser 2003-SEA,
     Cl A1 (A)
     2.818%, 02/25/33                             9,986           10,002
   GSAMP Trust, Ser 2004-AHL,
     Cl A2B (A)
     2.768%, 08/25/34                               868              869
   GSR Mortgage Loan Trust, Ser
     2003-13, Cl 1A1 (A)
     4.516%, 10/25/33                            10,362           10,143
     7.750%, 07/15/27                             2,393            2,610
   Harwood (A) (L)
     2.460%, 09/20/05                            26,802           26,802
   Heller Financial Commercial
     Mortgage, Ser 1999-PH1, Cl A2
     6.847%, 05/15/31                             4,200            4,606
   Household Home Equity Loan Trust,
     Ser 2002-3, Cl A (A)
     2.860%, 07/20/32                             1,536            1,536
   IMPAC CMB Trust,
     Ser 2002-5  Cl A1 (A)
     2.788%, 07/25/32                             5,948            5,954
   IMPAC CMB Trust,
     Ser 2003-12, Cl A1 (A)
     2.798%, 12/25/33                            11,418           11,416
   Indymac Home Equity Loan Trust, Ser
     2000-A, Cl AV1 (A)
     2.678%, 06/25/31                               916              917
   JP Morgan Chase Commercial Mortgage,
     Ser 1997-C5, Cl X IO (A)
     1.470%, 09/15/29                             6,509              263
   JP Morgan Chase Commercial Mortgage,
     Ser 2001-CIB2, Cl A3
     6.429%, 04/15/35                             5,170            5,741
   Lehman Brothers Commercial Mortgage,
     Ser 1998-C2, Cl A2
     6.560%, 11/18/35                             3,510            3,774
   Lehman Brothers, Ser 2000-C4,
     Cl A2
     7.370%, 08/15/26                             4,855            5,547
   Master Seasoned Securities Trust,
     Ser 2004-2, Cl PT65
     6.500%, 09/25/30                            11,900           12,257
   MLCC Mortgage Investors, Ser 2004-B,
     Cl A3 (A)
     3.651%, 05/25/29                             7,547            7,801

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
     6.960%, 11/21/28                     $       4,145    $       4,325
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (A)
     2.738%, 05/25/33                               182              182
   Merrill Lynch Mortgage Trust, Ser
     2004-BPC1, Cl A1
     3.585%, 10/12/41                             1,369            1,362
   Mesa Trust Asset-Backed
     Certificates, Ser 2002-3,
     Cl A IO  (A) (J)
     5.000%, 04/18/05                             4,844               70
   Metropolitan Asset Funding, Ser
     1998-A, Cl A4
     6.981%, 01/20/26                                67               67
   Mid-State Trust, Ser 11, Cl A1
     4.864%, 07/15/38                             7,320            7,175
   Money Store SBA Loan Trust, Ser
     1999-1, Cl A (A)
     2.800%, 07/15/25                               833              827
   Morgan Stanley Dean Witter Capital,
     Ser 2000, Cl A2
     7.570%, 11/15/36                             3,500            3,997
   Morgan Stanley Capital I,
     Ser 1998-HF2, Cl A2
     6.480%, 11/15/30                             4,255            4,580
   Morgan Stanley Dean Witter Capital
     I, Ser 2002-NC4, Cl A2 (A)
     2.818%, 09/25/32                               762              762
   Morgan Stanley, Ser 2003-NC8,
     Cl A2 (A)
     2.778%, 09/25/33                             7,645            7,666
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
     7.120%, 04/13/39                             6,100            6,369
   Novastar Home, Ser 1998-2,
     Cl A2 (A)
     2.497%, 08/25/28                               819              819
   Oncor Electric Delivery Transition
     Bond, Ser 2003-1, Cl A2
     4.030%, 02/15/12                             5,000            5,027
   Option One Mortgage Loan Trust, Ser
     2001-4, Cl A (A)
     2.718%, 01/25/32                             2,256            2,258
   Orchid Structured Finance (A) (L)
     2.410%, 05/18/05                            23,158           23,158
   Park Place Securities (A) (L)
     2.467%, 11/25/05                            42,208           42,208
   RMAC (A) (L)
     2.390%, 06/12/05                             9,223            9,223
   Residential Accredit Loan, Ser
     1997-QS8, Cl A10
     7.500%, 08/25/27                                64               64
   Residential Asset Mortgage Products,
     Ser 2003-RS3, Cl AII (A)
     2.778%, 04/25/33                             1,554            1,555
   Residential Asset Mortgage Products,
     Ser 2003-RZ4, Cl A1 (A)
     2.568%, 06/25/24                             3,228            3,229
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
     6.500%, 11/25/31                             8,149            8,441


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Residential Asset Mortgage, Ser
     2002-RS5, Cl AI5
     5.410%, 09/25/32                     $      15,000    $      15,268
   Residential Asset Mortgage, Ser
     2002-RS6, Cl AI5
     5.650%, 11/25/32                             9,000            9,256
   Residential Asset Mortgage, Ser
     2003-RS2, Cl AII (A)
     2.758%, 03/25/33                               860              861
   Residential Asset Securities, Ser
     2002-KS7, Cl A2 (A)
     2.788%, 11/25/32                             7,039            7,049
   Residential Asset Securitization
     Trust, Ser 2004 IP2, Cl 2A1
     5.270%, 12/25/34                            12,000           12,176
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
   Residential Funding Mortgage
     Securities, Ser 2003 HI4, Cl 3
     3.520%, 04/25/16                            11,900           11,840
     8.290%, 02/25/25                            10,546           10,850
   Salomon Brothers Mortgage
     Securities, Ser 2002-KEY2, Cl A1
     3.222%, 03/18/36                               663              660
   Saturn Ventures (A) (L)
     2.422%, 02/07/05                            10,552           10,552
   Start, Ser 2003-1
     1.620%, 01/21/10                             8,162            8,162
   Start, Ser 2003-2 (A)
     2.030%, 01/21/09                            10,251           10,251
   Structured Asset Investment Loan
     Trust, Ser 2003-BC7, Cl 1A1 (A)
     2.548%, 07/25/33                               864              864
   Structured Asset Investment Loan
     Trust, Ser 2003-BC8, Cl 3A1 (A)
     2.558%, 08/25/10                               266              266
   Structured Asset Securities, Ser
     2002-BC1, Cl A1 (A)
     2.918%, 08/25/32                               905              905
   Structured Asset Investment Loan
     Trust, Ser 2004-10, Cl A8 (A)
     2.678%, 11/25/34                             1,612            1,611
   Terwin Mortgage Trust, Ser 2004-9HE,
     Cl A2 (A)
     2.578%, 09/25/34                            13,637           13,629
   UBS Paine Webber Commercial Mortgage
     Trust, Ser 2003-C5, Cl A2
     3.478%, 07/15/27                             1,424            1,402
   UBS Paine Webber Commercial Mortgage
     Trust, Ser 2004-C6, Cl A3
     4.547%, 08/15/29                             1,088            1,097
   UBS Paine Webber Commercial Mortgage
     Trust, Ser 2004-C8, Cl A2
     4.201%, 12/15/29                             1,532            1,536
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004-C15, Cl A3
     4.502%, 10/15/41                             2,658            2,642
   Wachovia Bank Commercial Mortgage
     Trust, Ser 2004 CI5, Cl A2
     4.039%, 10/15/41                             2,500            2,477

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   Washington Mutual Mortgage, Ser
     2003-MS1, Cl 1A
     5.000%, 02/25/18                     $       3,848    $       3,879
   Washington Mutual Mortgage, Ser
     2003-MS2, Cl 3A1
     5.000%, 03/25/18                            10,932           11,021
   Washington Mutual, Ser 2004-AR10,
     Cl A2A (A)
     2.438%, 07/25/44                            12,015           11,985
   Washington Mutual, Ser 2004 AI2,
     Cl A2A (A)
     2.571%, 10/25/44                            11,419           11,422
   Wells Fargo, Ser 2003-3, Cl 1A21
     5.250%, 04/25/33                             5,086            5,115
   Whitehawk CDO Funding (A) (L)
     2.520%, 06/15/05                             5,276            5,276
                                                           --------------
                                                                 829,570
                                                           --------------

OTHER ASSET-BACKED SECURITIES -- 0.1%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (A)
     2.883%, 08/15/25                             7,500            3,900
                                                           --------------
Total Asset-Backed Securities
   (Cost $1,032,925) ($ Thousands)                             1,024,026
                                                           --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.9%
   FHLB
    3.625%, 11/14/08                                 40               40
    2.875%, 05/22/06                             12,645           12,605
    2.345%, 09/12/05 (A)                         23,950           23,948
    1.000%, 01/03/05 (I)                         12,200           12,199
   FHLMC
    8.000%, 01/01/34                              1,000            1,079
    6.625%, 09/15/09                             19,993           22,367
    5.500%, 09/01/24                             11,800           12,069
    5.000%, 07/15/14                              6,244            6,450
    4.625%, 05/28/13 (K)                          3,750            3,726
    4.500%, 12/16/10 (K)                         24,245           24,222
    4.125%, 02/24/11 (K)                          9,475            9,329
    3.875%, 11/10/08 to 01/12/09 (K)              4,170            4,159
    3.750%, 08/03/07 (K)                          8,095            8,106
    3.010%, 04/19/07                              5,050            5,015
    2.220%, 02/03/05 (I)                          8,179            8,163
    2.209%, 01/28/05 (I) (K)                     12,345           12,330
   FHLMC CMO, Ser  2588, Cl IG IO
    5.500%, 03/15/32                              9,452            1,225
   FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                                381              381
   FHLMC CMO, Ser 1005, Cl D
    6.500%, 10/15/05                                  7                7
   FHLMC CMO, Ser 1081, Cl K
    7.000%, 05/15/21                                598              600
   FHLMC CMO, Ser 1101, Cl M
    6.950%, 07/15/21                              1,058            1,061
   FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                             11,795           12,635
   FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                              2,869            2,992
   FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                              7,581            7,944
   FHLMC CMO, Ser 2277, Cl B
    7.500%, 01/15/31                              2,257            2,285
   FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                             11,467           11,784

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   FHLMC CMO, Ser 2480, Cl QJ
    6.000%, 02/15/30                      $       2,405    $       2,417
   FHLMC CMO, Ser 2544, Cl IW IO
    5.500%, 03/15/26                              7,039              737
   FHLMC CMO, Ser 2579, Cl PI IO
    5.500%, 03/15/27                              5,970              429
   FHLMC CMO, Ser 2581, Cl HV
    4.500%, 02/15/17                              1,449            1,460
   FHLMC CMO, Ser 2621, Cl LJ IO
    5.500%, 12/15/26                              3,848              446
   FHLMC CMO, Ser 2625, Cl IO IO
    5.000%, 12/15/31                              4,082              575
   FHLMC CMO, Ser 2631, Cl IJ IO
    5.000%, 10/15/26                              3,780              678
   FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                              8,399            8,328
   FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                              5,995            5,755
   FHLMC CMO, Ser 2682, Cl WK
    3.000%, 01/15/21                              2,466            2,444
   FHLMC CMO, Ser 2692, Cl YB
    3.500%, 05/15/16                              3,095            3,082
   FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                              5,563            5,477
   FHLMC CMO, Ser 2791, Cl VD
    5.000%, 02/15/21                              1,434            1,410
   FHLMC CMO, Ser 2791, Cl VJ
    5.000%, 02/15/21                              1,603            1,580
   FHLMC CMO, Ser 2791, Cl Vl
    5.000%, 02/15/21                              1,507            1,487
   FHLMC CMO, Ser 2801, Cl EH
    4.500%, 11/15/16                              4,845            4,881
   FHLMC CMO, Ser 2809, Cl HX IO
    6.000%, 10/15/24                              6,667              710
   FHLMC CMO, Ser 2820, Cl PE
    5.500%, 03/15/30                              2,249            2,306
   FHLMC CMO, Ser 2825, Cl PM
    5.500%, 03/15/30                              9,008            9,221
   FHLMC CMO, Ser 2832, Cl PD
    5.500%, 09/15/29                              1,978            2,025
   FHLMC CMO, Ser 2833, Cl JD
    5.500%, 09/15/29                                688              709
   FHLMC CMO, Ser 2835, Cl NE
    5.500%, 06/15/29                              1,012            1,036
   FHLMC CMO, Ser 2837, Cl WZ
    5.000%, 08/15/19                              4,510            4,502
   FHLMC CMO, Ser 2849, Cl PD
    5.500%, 03/15/30                              1,247            1,277
   FHLMC CMO, Ser 2860, Cl CM
    4.500%, 10/15/17                                784              792
   FHLMC CMO, Ser 2864, Cl NA
    5.500%, 01/15/31                              5,800            6,005
   FHLMC CMO, Ser 2876, Cl PE
    5.500%, 04/15/30                              1,370            1,402
   FHLMC CMO, Ser 2878, Cl QE
    5.500%, 04/15/30                                951              973
   FHLMC CMO, Ser 2631, Cl MT
     3.500%, 01/15/22                             3,818            3,783
   FHLMC TBA
    7.000%, 01/01/19                              2,500            2,764
    5.000%, 01/13/34                                211              171
    4.500%, 01/19/20                              1,200            1,196

   FHLMC, Ser 2542, Cl ES
    5.000%, 12/15/17                              3,910            3,969

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   FHLMC, Ser 2804, Cl EC
    5.500%, 06/15/33                      $       1,100    $       1,120
   FNMA
    7.125%, 03/15/07 to 06/15/10 (K)              6,510            7,263
    6.625%, 10/15/07                              9,946           10,779
    6.625%, 09/15/09 (K)                          3,100            3,460
    6.500%, 09/01/31 to 09/01/34                 22,781           23,906
    5.860%, 01/01/09                                233              246
    5.636%, 12/01/11                                571              608
    5.500%, 01/01/14 to 12/01/34                 28,038           28,942
    5.050%, 07/01/11                                496              512
    4.880%, 10/01/14                                630              638
    4.528%, 04/01/09                              2,206            2,257
    4.320%, 12/01/09                                855              857
    4.000%, 06/01/19                                299              292
    3.530%, 10/19/07 (K)                          5,735            5,705
    3.125%, 03/16/09 (K)                          3,810            3,702
    2.710%, 01/30/07                             17,700           17,500
    2.434%, 03/16/05 (K)                         21,290           21,190
    2.402%, 03/04/05                             10,890           10,845
    2.391%, 03/09/05 (I)                          4,555            4,535
    2.350%, 04/05/07 (K)                         10,490           10,271
    2.189%, 01/24/05 (A) (K)                     60,000           59,923
    1.750%, 06/16/06                              1,980            1,942
    2.045%, 01/26/05 (K)                          6,875            6,866
    1.987%, 04/01/05 (I)                          3,340            3,320
    1.485%, 11/29/06 (I)                          8,194            8,207
   FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                              9,641            9,619
   FNMA CMO, Ser 1999-T2, Cl A1
    7.500%, 01/19/39                                683              732
   FNMA CMO, Ser 2001-T2, Cl B
    6.022%, 11/25/10                              4,500            4,904
   FNMA CMO, Ser 2002-22, Cl PE
    6.500%, 11/25/30                              2,600            2,626
   FNMA CMO, Ser 2002-65, Cl TP
    7.000%, 03/25/31                              1,536            1,559
   FNMA CMO, Ser 2002-82, Cl XJ
    4.500%, 09/25/12                              1,922            1,934
   FNMA CMO, Ser 2002-94, Cl BJ IO
    5.500%, 04/25/16                              2,118              216
   FNMA CMO, Ser 2003-13, Cl GA
    4.500%, 06/25/32                              4,362            4,375
   FNMA CMO, Ser  2003-16, Cl KA
    6.000%, 04/25/30                                329              329
   FNMA CMO, Ser 2003-24, Cl PA
    4.500%, 11/25/09                              3,200            3,216
   FNMA CMO, Ser 2003-32, Cl KA
    5.000%, 07/25/13                              2,134            2,156
   FNMA CMO, Ser 2003-35, Cl BC
    5.000%, 05/25/18                              1,860            1,883
   FNMA CMO, Ser 2003-41, Cl YN
    4.000%, 05/25/17                              2,557            2,562
   FNMA CMO, Ser 2003-46, Cl PW
    4.500%, 11/25/27                              4,508            4,470
   FNMA CMO, Ser 2003-79, Cl KA
    3.750%, 05/25/11                              2,216            2,220
   FNMA CMO, Ser 2003-87, Cl TJ
    4.500%, 09/25/18                              3,200            3,118
   FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                              4,821            4,774
   FNMA CMO, Ser 2004-96, Cl QC
    5.500%, 08/25/34                              1,793            1,834
   FNMA CMO, Ser 342, Cl 2 IO
    6.000%, 09/01/33                              6,274            1,276


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                          Face Amount      Market Value
Description                               ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------
   FNMA CMO, Ser 04-99, Cl AO
    5.500%, 01/25/34                      $       5,820    $       5,991
   FNMA CMO, Ser 2003-113,
     Cl PN
    3.500%, 02/25/13                              3,086            3,073
   FNMA CMO, Ser 2004-88,
     Cl HA
    6.500%, 07/25/34                              3,721            3,945
   FNMA CMO, Ser 2004-96,
     Cl QB
    5.000%, 02/25/32                              1,067            1,078
   FNMA CMO, Ser 2005-03
     Cl AR
    5.500%, 01/31/35                              4,680            4,861
   FNMA STRIPS, Ser 329,
     Cl 1 PO (I)
    5.981%, 01/01/33                              5,059            4,054
   FNMA TBA
    7.500%, 01/01/34                              1,200            1,284
    6.500%, 01/13/35 to 01/25/35                 11,128           11,667
    6.000%, 01/01/20 to 01/13/35                 34,000           36,097
    5.000%, 01/19/20 to 01/25/35                  3,552            2,849
    4.000%, 01/19/20                              6,500            6,344
   GNMA
    5.500%, 11/15/32                                960              982
   GNMA CMO, Ser  2001-18,
     Cl WH (A)
    21.420%, 04/20/31                             1,035            1,227
   GNMA CMO, Ser  2002-51,
     Cl SG (A)
    22.056%, 04/20/31                               902            1,120
   GNMA CMO, Ser 2003-58,
     Cl LG IO
    5.500%, 05/17/29                              4,036              854
   GNMA CMO, Ser 2003-86,
     Cl LC IO
    5.500%, 10/20/27                             11,831            1,113
   GNMA CMO, Ser 2004-80 Cl IP IO
     5.500%, 07/20/34                            11,737            1,505
   GNMA TBA
    6.500%, 01/20/35                              3,800            3,997
    6.000%, 01/20/35                              2,000            2,072
    5.000%, 01/01/34                             36,000           35,845
   SBA CMO, Ser 2003-P10A, Cl 1
    4.524%, 02/10/13                              7,032            7,034
   SLMA (A)
    4.650%, 04/01/09                              5,460            5,447
   TVA
    7.125%, 05/01/30                              4,950            6,157
                                                           --------------
Total U.S. Government Agency Obligations
   (Cost $726,516) ($ Thousands)                                 728,033
                                                           --------------

COMMERCIAL PAPER (I) -- 5.9%

AUTOMOTIVE -- 0.5%
   DaimlerChrysler
     2.115%, 01/28/05                            19,075           19,041
                                                           --------------
FINANCIALS -- 5.3%
   Altamira Funding (L)
     2.435%, 02/03/05                             4,537            4,527
   Belford Funding (L)
     2.421%, 01/07/05                            21,104           21,096
   CPI Funding (L)
     2.455%, 02/01/05                            24,240           24,189

--------------------------------------------------------------------------
                                     Shares/Face Amount      Market Value
Description                          ($ Thousands)          ($ Thousands)
--------------------------------------------------------------------------
   CRE-8 Funding (L)
     2.470%, 01/03/05                     $       5,276    $       5,275
   Concord, Ser B (L)
     2.390%, 01/13/05                             3,060            3,060
   Georgetown Funding (L)
     2.508%, 02/17/05                            21,104           21,035
     2.421%, 02/04/05                            11,110           11,084
   Golden Fish (L)
     2.456%, 02/07/05                             5,117            5,104
     2.422%, 01/11/05                             4,699            4,696
     2.413%, 01/20/05                             2,355            2,352
     2.303%, 01/18/05                            12,714           12,700
   Harwood Street Funding (L)
     2.414%, 01/25/05                             7,774            7,761
   HBOS Treasury Services PLC
     2.051%, 01/26/05                             5,300            5,293
   Main Street Warehouse (L)
     2.503%, 01/18/05                            14,773           14,755
     2.501%, 01/04/05                            17,305           17,302
   Thornburg (L)
     2.503%, 01/18/05                             2,293            2,290
     2.501%, 01/07/05                            18,994           18,986
     2.402%, 01/14/05                            14,773           14,760
     2.385%, 02/01/05                            18,360           18,323
                                                           --------------
                                                                 214,588
                                                           --------------
INDUSTRIALS -- 0.1%
   Hertz
     2.990%, 03/24/05                             3,690            3,688
                                                           --------------
Total Commercial Paper
   (Cost $237,323) ($ Thousands)                                 237,317
                                                           --------------

CASH EQUIVALENTS -- 1.5%
   Bear Stearns Master Notes (L)             21,103,963           21,104
   Evergreen Select Money Market Fund           579,720              580
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A +                 41,191,361           41,191
                                                           --------------
Total Cash Equivalents
   (Cost $62,875) ($ Thousands)                                   62,875
                                                           --------------

MUNICIPAL BONDS -- 0.1%
   California State, Department of
     Water, Ser E, RB
     3.975%, 05/01/05                             1,750            1,756
   Los Angeles County, California
     Taxable Pension Obligation, Ser D,
     RB, MBIA (G)
     7.725%, 06/30/10                             3,850            2,974
                                                           --------------
Total Municipal Bonds
   (Cost $4,288) ($ Thousands)                                     4,730
                                                           --------------

CERTIFICATES OF DEPOSIT -- 0.0%
   SunTrust Bank
     4.415%, 06/15/09                             1,675            1,699
                                                           --------------
Total Certificates of Deposit
   (Cost $1,675) ($ Thousands)                                     1,699
                                                           --------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

--------------------------------------------------------------------------
                                     Shares/Face Amount    Market Value
Description                          ($ Thousands)         ($ Thousands)
--------------------------------------------------------------------------

COMMON STOCK -- 0.1%
   MCI*                                          86,290    $       1,740
                                                           --------------
Total Common Stock
   (Cost $2,279) ($ Thousands)                                     1,740
                                                           --------------

REPURCHASE AGREEMENTS -- 12.1%

Countrywide
   2.200%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $75,013,750 (collateralized
   various U.S. Government Obligations,
   ranging in par value $20,900,000-
   $50,000,000, 4.300%-
   7.625%,02/04/10-06/08/15; with total
   market value $76,497,700)              $      75,000           75,000
Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $90,764,058 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $14,126,360-
   $25,039,853, 3.000%-
   6.790%,05/24/05-05/23/12; with total
   market value $92,562,140)(L)                  90,747           90,747
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $131,205,982 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $9,410,468-
   $57,307,813, 0.000%-
   7.500%,01/15/07-11/15/22; with total
   market value $133,805,308)(L)                131,182          131,182
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $14,986,624 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $4,262,579-
   $10,814,726, 2.500%-
   6.625%,06/15/08-09/15/09; with total
   market value $15,283,589)(L)                  14,984           14,984
Nomura
   2.260% dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $180,934,069.50 (collateralized
   by various U.S. Government
   Obligations, ranging in par value
   $7,650,000-50,000,000$10,814,726,
   2.500%-6.625%,06/15/08-09/15/09;
   with total market value $15,283,589)         180,900          180,900
                                                           --------------
Total Repurchase Agreements
   (Cost $492,813) ($ Thousands)                                 492,813
                                                           --------------

--------------------------------------------------------------------------
                                                           Market Value
Description                               Contracts        ($ Thousands)
--------------------------------------------------------------------------

Total Investments -- 133.8%
   (Cost $5,388,129) ($ Thousands)                         $   5,451,459
                                                           --------------

OPTIONS  -- 0.0%
   March 2005 Treasury Bond Future Call,
   Expiration: 02/18/05,
   Strike Price: $116                               (99)             (34)
   March 2005 Treasury Bond Future Put,
   Expiration: 02/18/05,
   Strike Price: $104                               (99)              (5)
   March 2005 Ten Year Treasury Note
   Call, Expiration: 02/18/05,
   Strike Price $113                               (142)             (71)
   March 2005 Ten Year Treasury Note
   Call, Expiration: 02/18/05,
   Strike Price: $114                              (348)             (81)
   March 2005 Ten Year Treasury Note Put,
   Expiration: 02/18/05,
   Strike Price: $108                              (145)             (14)
   March 2005 Ten Year Treasury Note Put,
   Expiration: 02/18/05,
   Strike Price: $109                              (145)             (25)
   June 2005 Treasury Bond Future
   Call, Expiration: 05/20/05,
   Strike Price: $116                              (139)            (133)
   June 2005 Treasury Bond Future
   Call, Expiration: 05/20/05,
   Strike Price: $118                              (191)            (104)
   June 2005 Ten Year Treasury Note Put,
   Expiration: 05/20/05,
   Strike Price: $107                               (79)             (35)
   September 2005 90 Day Euro Future
   Call, Expiration: 9/19/05,
   Strike Price: $96                                164              270
                                                           --------------
Total Options
   (Cost $(811)) ($ Thousands)                                      (232)
                                                           --------------

Percentages are based on Net Assets of $4,074,458,583
*  Non-income producing security.
+ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2004. The coupon on a step bond changes on a specified date.
(E) Treasury Inflation Index Notes
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2004 was $24,514.
(G) Zero-coupon security. The reported is the effective yield at the date of purchase.
(H) Security in default on interest payments.
(I) Rate reported is the effective yield at time of purchase.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
December 31, 2004

(J) Securities considered illiquid. The total value of such securities as of December 31, 2004 was $8,048,332.
(K) This security or a partial position of this security is on loan at December 31, 2004. The total value of securities on loan at December 31, 2004 was $1,079,402,740.
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $1,115,086,615.
At December 31, 2004, the tax basis cost of the Fund's investments was $5,387,264 and the unrealized appreciation and depreciation were $94,160,366 and $(30,305,282), respectively.
CL -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Ser -- Series
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
SBA -- Small Business Administration
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The Fund had long (short) futures contracts open as of December 31, 2004:

--------------------------------------------------------------------------------
                           Contract                        Unrealized
Contract       Number of   Value          Expiration       Appreciation
Description    Contracts   ($Thousands)   Date             ($Thousands)
--------------------------------------------------------------------------------
U.S. Five
Year Note            699        $76,562     03/23/05       $        347
U.S. Ten
Year Note           (485)       (54,290)    03/23/05               (207)
U.S. Long
Treasury
Bond                (670)       (75,375)    03/23/05               (394)
U.S. Two
Year Note             (4)          (838)    04/02/05                  1
90 Day
Euro$               1335        322,436     09/21/05                137
90 Day
Euro$                261         63,354     03/16/05                107
90 Day
Euro$                101         24,322     03/15/05                (45)
                                                           ------------
                                                           $        (54)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------

CORPORATE OBLIGATIONS  -- 97.8%

CONSUMER DISCRETIONARY -- 26.2%
   Advanced Accessory (B)
    19.740%, 12/15/11                    $       2,550   $       1,033
   Advanced Accessory Systems (G)
    10.750%, 06/15/11                            2,125           2,019
   Affinia Group (A)
    9.000%, 11/30/14                               625             652
   Ainsworth Lumber
    7.250%, 10/01/12 (A)                           525             534
    6.750%, 03/15/14                             2,975           2,891
    6.299%, 10/01/10 (A)(D)                      2,450           2,499
   AMC Entertainment (A)(G)
    8.000%, 03/01/14                             5,680           5,652
   American Casino & Entertainment
    7.850%, 02/01/12                               475             505
   American Tower (G)
    7.500%, 05/01/12                             3,225           3,386
   American Tower Escrow (E)
    8.830%, 08/01/08                               475             355
   Ameristar Casinos
    10.750%, 02/15/09                            2,100           2,341
   AMF Bowling Worldwide
    10.000%, 03/01/10                            1,980           2,114
   Amscan Holdings
    8.750%, 05/01/14                             3,485           3,485
   Asbury Automotive
    9.000%, 06/15/12                             7,000           7,350
    8.000%, 03/15/14                               525             520
   Autocam
    10.875%, 06/15/14                              100              99
   Avalon Cable
    11.875%, 12/01/08                              630             658
   Beazer Homes
    8.625%, 05/15/11                             1,280           1,395
   Blockbuster (A)
    9.000%, 09/01/12                             4,200           4,147
   Boyd Gaming
    9.250%, 08/01/09                               500             537
   Broder Brothers
    11.250%, 10/15/10 (A)                          325             340
    11.250%, 10/15/10                            2,135           2,231
   Buhrmann US
    8.250%, 07/01/14                             2,425           2,452
   CCO Holdings
    8.750%, 11/15/13                             3,670           3,789
   Cablevision Systems (A)(D)(G)
    6.669%, 04/01/09                             6,925           7,340
   Carmike Cinemas
    7.500%, 02/15/14                               600             614
   Carrols (A)(G)
    9.000%, 01/15/13                             1,095           1,133
   Cedar Brakes I LLC
    8.500%, 02/15/14                             1,449           1,642
   Charter Communications Holdings
    13.000%, 01/15/11 (B)(G)                     1,750           1,470
    10.750%, 10/01/09                            4,375           3,981
    10.250%, 09/15/10                            3,000           3,180
    10.000%, 04/01/09                              900             810
    10.000%, 05/15/11                            4,575           3,912
    9.625%, 11/15/09 (G)                         3,100           2,720
    8.375%, 04/30/14 (A)(G)                        550             580
    8.000%, 04/30/12 (A)                            85              88

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Charter Communications Holdings LLC
    8.625%, 04/01/09                     $         175   $         152
   Church & Dwight (A)
    6.000%, 12/15/12                               125             127
   Cinemark (A)(B)
    8.210%, 03/15/14                             2,675           2,020
   Collins & Aikman Floorcovering, Ser B
    9.750%, 02/15/10                               700             752
   Collins & Aikman Products
    12.875%, 08/15/12 (A)(G)                     4,400           3,800
    10.750%, 12/31/11 (G)                        1,330           1,357
   Cooper Standard Auto
    8.375%, 12/15/14 (A)                         4,155           4,145
    7.000%, 12/15/12 (A)(G)                        815             827
   Cornell (G)
    10.750%, 07/01/12                            1,250           1,336
   CSC Holdings (G)
    7.875%, 02/15/18                             1,530           1,652
   CSC Holdings, Ser B
    8.125%, 07/15/09                               750             820
    8.125%, 08/15/09                             2,740           2,997
   CSK Auto
    7.000%, 01/15/14                               200             196
   Dana
    7.000%, 03/01/29 (G)                         2,000           1,995
    6.500%, 03/15/08                               125             131
   Delco Remy International
    11.000%, 05/01/09                            3,600           3,834
    9.375%, 04/15/12 (G)                         2,835           2,906
    6.070%, 04/15/09 (D)                           760             772
   Dennys (A)(G)
    10.000%, 10/01/12                            1,250           1,345
   Dex Media
    8.000%, 11/15/13 (G)                         2,940           3,183
    7.740%, 11/15/13 (B)                         2,750           2,155
    7.740%, 11/15/13 (B)(G)                      4,700           3,684
   Dex Media East
    12.125%, 11/15/12                            1,490           1,816
   Dex Media West LLC (A)
    5.875%, 11/15/11                             1,150           1,144
   Dura Operating, Ser D (G)
    9.000%, 05/01/09                             1,400           1,386
   Echostar
    6.625%, 10/01/14 (A)                         3,525           3,569
    6.375%, 10/01/11                               500             511
   Elizabeth Arden
    7.750%, 01/15/14                               375             397
   Equinox Holdings
    9.000%, 12/15/09                               175             186
   Fedders North America
    9.875%, 03/01/14                             2,887           2,353
   Goodyear Tire & Rubber
    7.857%, 08/15/11 (G)                         2,125           2,157
    7.000%, 03/15/28                               500             430
   Granite Broadcasting (G)
    9.750%, 12/01/10                             1,975           1,886
   Group 1 Automotive
    8.250%, 08/15/13                             1,000           1,062
   Herbst Gaming
    8.125%, 06/01/12                               825             883
    7.000%, 11/15/14 (A)                         2,275           2,303
   Hollywood Casino Shreveport (C)(G)
    13.000%, 08/01/06                            2,725           2,306
   Hollywood Entertainment
    9.625%, 03/15/11                             3,605           3,821
   Home Interior & Gifts (G)
    10.125%, 06/01/08                            1,025             846

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Houghton Mifflin
    9.980%, 10/15/13 (B)                 $       1,000   $         735
    9.875%, 02/01/13 (G)                           470             515
    8.250%, 02/01/11                             1,250           1,331
   Inn of the Mountain Gods
    12.000%, 11/15/10                            1,200           1,404
   Interline Brands
    11.500%, 05/15/11                            1,950           2,194
   Intrawest (A)
    7.500%, 10/15/13                             1,200           1,276
   ITT
    7.375%, 11/15/15                               500             556
   Jean Countu Group (A)
    8.500%, 08/01/14                             5,295           5,427
    7.625%, 08/01/12                               600             634
   Jo-Ann Stores
    7.500%, 03/01/12                               425             435
   Jostens Holding
    9.600%, 12/01/13 (B)                         1,600           1,136
    7.625%, 10/01/12 (A)                           800             832
   LBI Media (B)
    8.810%, 10/15/13                             1,300             955
   LCE Acquisition (A)
    9.000%, 08/01/14                             1,875           2,030
   Landry's Restaurants (A)
    7.500%, 12/15/14                             1,630           1,618
   Language Line
    11.125%, 06/15/12                            3,155           3,344
   Lazydays RV Center
    11.750%, 05/15/12                            2,500           2,719
   Levi Strauss (A)
    9.750%, 01/15/15                             1,285           1,272
   Marquee (A)(G)
    8.625%, 08/15/12                               420             464
   Mediacom Broadband LLC
    11.000%, 07/15/13                              425             457
   Mediacom LLC, Ser B (G)
    8.500%, 04/15/08                               150             153
   MGM Grand
    6.000%, 10/01/09                             2,225           2,281
   MGM Mirage
    6.750%, 09/01/12                               750             789
   Mohegan Tribal Gaming
    8.000%, 04/01/12                             1,800           1,953
   Muzak LLC
    10.000%, 02/15/09                            2,725           2,538
    9.875%, 03/15/09 (G)                         5,875           4,105
   Nationsrent
    9.500%, 10/15/10                             8,105           9,078
   Nexstar Holdings LLC (B)
    8.680%, 04/01/13                             1,225             968
   Nextmedia Operating (G)
    10.750%, 07/01/11                            4,500           5,040
   Northwest Airlines (D)
    7.625%, 03/15/05                             1,500           1,502
   O'Charley's
    9.000%, 11/01/13                             1,225           1,311
   ONO Finance PLC
    14.000%, 02/15/11                            4,000           4,600
   Pantry
    7.750%, 02/15/14                               675             719
   Park Place Entertainment
    9.375%, 02/15/07                               375             413

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Paxson Communications
    10.750%, 07/15/08 (G)                $       1,500   $       1,575
    10.470%, 01/15/09 (B)                        5,900           5,517
   Perry Ellis International, Ser B
    8.875%, 09/15/13                             1,770           1,859
   Petro Stopping
    9.000%, 02/15/12                               300             317
   Phillips Van-Heusen
    8.125%, 05/01/13                               325             353
    7.250%, 02/15/11                               150             158
   Pinnacle Entertainment
    8.750%, 10/01/13                             7,025           7,605
    8.250%, 03/15/12                             3,050           3,241
   Playtex Products
    8.000%, 03/01/11                             1,940           2,119
   Premier Entertainment
    10.750%, 02/01/12                            1,900           2,076
   Propex Fabrics (A)
    10.000%, 12/01/12                            2,755           2,858
   Quebecor Media
    11.125%, 07/15/11                            3,775           4,313
   RH Donnelley
    10.875%, 12/15/12 (A)                        3,025           3,592
    10.875%, 12/15/12                            2,745           3,260
   Rogers Cable
    8.750%, 05/01/32                             1,680           1,865
    7.875%, 05/01/12                             1,650           1,807
    6.750%, 03/15/15 (A)                           785             803
    6.250%, 06/15/13                             1,325           1,328
   Royal Caribbean Cruises
    7.500%, 10/15/27                             1,830           1,997
    6.875%, 12/01/13                               280             302
   Scientific Games (A)
    6.250%, 12/15/12                                50              51
   Sealy Mattress
    8.250%, 06/15/14                               750             795
   Seneca Gaming
    7.250%, 05/01/12                             1,125           1,184
   Service
    6.750%, 04/01/16                               200             207
   Shaw Communications (G)
    7.200%, 12/15/11                             2,910           3,212
   Sinclair Broadcast Group
    8.750%, 12/15/11                               470             512
    8.000%, 03/15/12                               470             499
    4.875%, 07/15/18 (A)(B)                        850             815
   Sonic Automotive, Ser B
    8.625%, 08/15/13                             1,000           1,066
   Spheris (A)
    11.000%, 12/15/12                            2,865           2,937
   Stanadyne
    10.600%, 02/15/15 (A)(B)                     2,625           1,552
    10.000%, 08/15/14 (A)                        1,700           1,836
   Starwood Hotels Resorts
    7.875%, 05/01/12                               325             371
   Stater Brothers Holdings
    8.125%, 06/15/12 (G)                         2,870           3,035
    5.990%, 06/15/10 (D)                           875             899
   Station Casinos (G)
    6.875%, 03/01/16                             4,130           4,300
   Superior Essex Communications &
   Essex Group
    9.000%, 04/15/12                               950             979

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Telenet Group Holdings (A)(B)(G)
    8.410%, 06/15/14                     $       1,325   $       1,007
   Tenneco Automotive (A)
    8.625%, 11/15/14                             3,550           3,692
   Town Sports International
    11.450%, 02/01/14 (A)                        8,725           4,973
    9.625%, 04/15/11 (B)                         2,000           2,105
   Travelcenters of America
    12.750%, 05/01/09                            1,750           1,982
   Turning Stone Casino
     Entertainment (A)
    9.125%, 12/15/10                             5,690           6,159
   United Auto Group
    9.625%, 03/15/12                               750             829
   United Components
    9.375%, 06/15/13                             2,700           2,930
   United Rentals North America (G)
    7.750%, 11/15/13                             7,700           7,546
    7.000%, 02/15/14                             4,175           3,904
   Universal City Florida
    8.375%, 05/01/10 (A)                           550             571
    7.200%, 05/01/10 (A)(D)                      2,850           2,964
   Vail Resorts
    6.750%, 02/15/14                               325             331
   Vicorp Restaurants
    10.500%, 04/15/11                              650             653
   Videotron
    6.875%, 01/15/14                               725             749
   Virgin River Casino (A)
    9.000%, 01/15/12                               525             546
   WDAC Subsidiary (A)
    8.375%, 12/01/14                               600             592
   William Carter, Ser B
    10.875%, 08/15/11                            2,601           2,913
   Williams Scotsman
    9.875%, 06/01/07                             2,055           2,055
   Wynn Las Vegas LLC (A)
    6.625%, 12/01/14                             8,355           8,271
   XM Satellite Radio (D)
    7.660%, 05/01/09                             1,500           1,543
   Yell Finance
    10.750%, 08/01/11                            1,300           1,502
    8.940%, 08/01/11 (B)                         2,340           2,299
   Young Broadcasting
    10.000%, 03/01/11 (G)                        2,785           2,973
    8.750%, 01/15/14 (G)                           925             932
    8.500%, 12/15/08                               450             482
                                                         ---------------
                                                               346,178
                                                         ---------------
CONSUMER STAPLES -- 2.1%
   American Seafood
    10.125%, 04/15/10                            1,100           1,182
   B & G Foods Holding
    8.000%, 10/01/11                               825             879
   Burns Philips Capital
    10.750%, 02/15/11                              900           1,012
    9.750%, 07/15/12                             2,625           2,887
    9.500%, 11/15/10                               225             249
   Chiquita Brands (A)
    7.500%, 11/01/14                               200             202
   Commonwealth Brands (A)
    10.625%, 09/01/08                            1,650           1,732
   Del Monte
    8.625%, 12/15/12                               755             846

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Dole Foods
    8.625%, 05/01/09                     $         410   $         446
   Duane Reade (A)(D)
    7.010%, 12/15/10                               400             406
   Fleming
    10.125%, 04/01/08 (C)                        2,175             701
    9.250%, 06/15/10 (C)                           400             129
   General Nutrition Center
    8.500%, 12/01/10                               325             307
   Johnson Diversey Holdings (B)
    8.110%, 05/15/13                               650             562
   Le-Natures (A)
    10.000%, 06/15/13                            4,550           5,028
   Leiner Health Products
    11.000%, 06/01/12                            2,955           3,228
   Merisant (A)
    9.500%, 07/15/13                             1,175           1,046
   Natural Beef Pack
    10.500%, 08/01/11                            1,130           1,187
   Pilgrims Pride
    9.250%, 11/15/13                               150             168
   Rite Aid
    12.500%, 09/15/06                              325             366
    7.700%, 02/15/27                               300             247
    6.875%, 12/15/28                               725             555
    6.875%, 08/15/13 (G)                           625             563
   Seminis Vegetable Seeds
    10.250%, 10/01/13                            3,625           4,078
                                                         ---------------
                                                                28,006
                                                         ---------------
ENERGY -- 7.2%
   Baytex Energy
    9.625%, 07/15/10                             1,225           1,311
   Belden & Blake (A)
    8.750%, 07/15/12                               650             660
   Chesapeake Energy
    7.750%, 01/15/15                             1,000           1,088
    7.000%, 08/15/14                               750             799
    6.875%, 01/15/16 (G)                         3,195           3,347
    6.375%, 06/15/15 (A)                         1,070           1,099
   Citgo Petroleum (A)
    6.000%, 10/15/11                               325             323
   Coastal (G)
    7.420%, 02/15/37                             1,275           1,149
   Dynegy Holdings
    8.750%, 02/15/12 (G)                         1,700           1,781
    7.125%, 05/15/18                               150             134
    6.875%, 04/01/11 (G)                         1,200           1,155
   El Paso
    9.625%, 05/15/12                             3,985           4,423
    7.875%, 06/15/12 (G)                           650             680
    7.625%, 09/01/08                             3,600           3,762
    7.000%, 05/15/11 (G)                         1,075           1,087
    6.950%, 06/01/28                             1,650           1,448
    6.500%, 05/15/06                               350             363
   El Paso MTN
    8.050%, 10/15/30                               100              97
    7.750%, 01/15/32 (G)                           925             886
    7.375%, 12/15/12                               400             405
   El Paso Natural Gas
    8.375%, 06/15/32                               625             696
   El Paso Natural Gas, Ser A
    7.625%, 08/01/10                             3,490           3,822
   Energy Partners
    8.750%, 08/01/10                             1,355           1,477


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Forest Oil
    8.000%, 12/15/11                     $       1,770   $       2,022
    7.750%, 05/01/14 (G)                           830             903
   Giant Industries
    11.000%, 05/15/12                              284             329
    8.000%, 05/15/14                             1,350           1,411
   Hanover Compressor
    9.000%, 06/01/14 (A)                         1,950           2,169
    8.625%, 12/15/10                             1,500           1,639
   Harvest Operations (A)
    7.875%, 10/15/11                             1,775           1,788
   Hilcorp Energy (A)
    10.500%, 09/01/10                            3,000           3,390
   Markwest Energy (A)
    6.875%, 11/01/14                             2,750           2,791
   Nevada Power
    6.500%, 04/15/12                                75              79
   Newfield Exploration
    8.375%, 08/15/12                             1,700           1,904
    7.625%, 03/01/11 (G)                         1,950           2,194
   North American Energy Partner
    8.750%, 12/01/11                               800             816
   Pacific Energy
    7.125%, 06/15/14                               425             453
   Parker Drilling
    9.625%, 10/01/13                             2,025           2,273
    7.150%, 09/01/10 (A) (D)                     5,905           6,185
   Petroleos Mexicanos
    9.500%, 09/15/27                             3,480           4,367
   Petroleum Geo-Services
    10.000%, 11/05/10                            3,639           4,148
   Premcor Refining Group
    7.750%, 02/01/12                             2,215           2,442
   Pride International
    7.375%, 07/15/14                             2,300           2,513
   Range Resources
    7.375%, 07/15/13                               500             536
   Reliant Energy
    6.750%, 12/15/14                             3,785           3,761
   SESI LLC
    8.875%, 05/15/11                             2,000           2,190
   Stone Energy (A)
    6.750%, 12/15/14                               875             873
   Texas Genco LLC (A)(D)
    4.450%, 12/15/14                             2,625           2,714
   United Refining (A)
    10.500%, 08/15/12                            5,500           5,816
   Veneco (A)
    8.750%, 12/15/11                             1,325           1,365
   Vintage Petroleum
    8.250%, 05/01/12                             1,325           1,461
                                                         ---------------
                                                                94,524
                                                         ---------------
FINANCIALS -- 10.6%
   Alamosa Delaware
    8.500%, 01/31/12                               975           1,065
   Allstate Life Global Funding MTN
    (D)(H)
    2.392%, 01/18/05                               855             855
   American General Finance (D)(H)
    2.403%, 01/06/06                             2,395           2,395
   Arch Western Finance
    6.750%, 07/01/13                             1,835           1,895
    6.750%, 07/01/13 (A)                         3,560           3,676

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Atlantic Broadband Financing
    (A)(G)
    9.375%, 01/15/14                     $         250   $         242
   Belford Funding MTN (D)(H)
    2.410%, 02/02/05                             3,421           3,421
   Bradford & Bingley (D)(H)
    2.193%, 01/07/05                             2,155           2,155
   CB Richard Ellis Service
    11.250%, 06/15/11                              950           1,092
    9.750%, 05/15/10                               471             537
   CCFC +(D)
    8.418%, 08/26/09                             2,985           3,209
   CCN Bluegrass (D)(H)
    2.490%, 08/18/05                             2,566           2,566
   Centerpoint Energy Loan +(D)
    12.750%, 11/11/05                            2,000           2,150
   Chase Funding Mortgage Loan,
    Ser 2003-4, Cl 2A2 (D)
    2.718%, 05/25/33                             1,798           1,800
   Choctaw Resort Development
    Entity (A)
    7.250%, 11/15/19                             4,560           4,606
   Countrywide Asset-Backed
    Securities Certificates,
    Ser 2004-BC1,  Cl A1 (D)
    2.648%, 04/25/34                             3,560           3,560
   Countrywide Home Loans (D)(H)
    2.630%, 06/23/05                             1,368           1,368
    2.528%, 11/30/05                             3,763           3,763
    2.471%, 08/26/05                             1,026           1,026
    2.435%, 02/23/05                               992             992
    2.429%, 05/20/05                               684             684
   Crum & Forster
    10.375%, 06/15/13                            1,000           1,115
   Dennys Term Loan +(D)(G)
    7.336%, 08/17/10                             2,500           2,572
   El Paso Letter of Credit +(D)
    5.090%, 11/22/09                             1,500           1,511
   El Paso Term Loan +(D)
    5.090%, 11/22/09                             1,500           1,513
   Fairfax Financial Holdings
    8.250%, 10/01/15                               930             949
    7.750%, 04/26/12                               750             765
   Felcor Lodging
    9.000%, 06/01/11                               150             170
   Finova Group
    7.500%, 11/15/09                             2,781           1,363
   Five Finance (D)(H)
    2.423%, 09/22/05                             4,858           4,856
   Fremont General, Ser B
    7.875%, 03/17/09                             1,500           1,522
   Global Cash
    8.750%, 03/15/12                             2,215           2,387
   Graham Packaging +(A)(D)
    6.813%, 04/07/12                             1,000           1,027
   Harrier Finance Funding (D)(H)
    2.496%, 06/15/05                             2,976           2,976
   Irish Life & Permanent (D)(H)
    2.427%, 01/22/06                             3,182           3,181
   Kgen Partners +(D)
    13.600%, 05/25/11                            3,324           3,357
   Lakeside Funding (D)(H)
    2.370%, 01/10/05                             3,700           3,700
   Level 3 Term Loan +(D)
    2.375%, 12/01/07                             2,300           2,378


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Liberty Light US Capital (D)(H)
    2.378%, 01/14/05                     $       1,711   $       1,710
    2.360%, 02/09/05                             1,711           1,710
   LNR Property
    7.625%, 07/15/13                               775             880
   LNR Property, Ser A
    7.250%, 10/15/13                             1,725           1,943
   Meristar Hospitality
    10.500%, 06/15/09                               75              82
   Merrill Investors (D)
    2.718%, 10/25/34                               413             412
   Metris +(D)
    11.340%, 05/06/07                            2,250           2,362
   Morgan Stanley (D)(H)
    2.331%, 02/06/06                               684             684
   Nationwide Building Society (D)(H)
    2.542%, 10/28/05                             1,711           1,711
    2.398%, 01/06/06                             3,421           3,421
   New ASAT (A)
    9.250%, 02/01/11                             2,450           2,223
   Northwest Air Term Loan + (D)
    9.090%, 11/23/10                             1,000           1,030
   Pacific Life Global Funding (D)(H)
    2.380%, 01/13/06                             2,566           2,566
   Pamco  (A)(D)
    3.510%, 05/01/10                             2,500           1,950
   Poster Financial Group
    8.750%, 12/01/11                               750             771
   Premium Asset Trust (D)(H)
    2.412%, 12/15/05                             4,789           4,789
   Residential Asset Mortgage
    Products, Ser 2003-RS1,
    Cl AII (F)
    2.808%, 02/25/33                               705             706
   RJ Tower (D) +
    6.810%, 05/24/09                             2,992           2,963
   SLM MTN, Cl X (D)(H)
    2.410%, 01/20/06                             5,987           5,987
   Senior Housing
    7.875%, 04/15/15                             2,025           2,233
   Ship Finance MTN (H)
    8.500%, 12/15/13                             5,790           5,964
   Sigma Finance MTN (D) (H)
    2.279%, 01/04/05                             2,053           2,053
   Texas Genco Term Loan +(D)
    4.450%, 12/08/11                             1,000           1,010
   U.S. Trust (D)(H)
    2.495%, 09/12/05                             3,421           3,421
   United Airlines +(D)
    8.000%, 06/30/05                             1,000           1,014
   Universal City Development
    11.750%, 04/01/10                            1,850           2,185
   Washington Mutual Bank (D)(H)
    2.310%, 08/18/05                             3,421           3,421
   White Pine Finance (D)(H)
    2.396%, 03/11/05                               855             855
    2.286%, 11/01/05                             1,505           1,505
                                                         ---------------
                                                               139,960
                                                         ---------------
HEALTH CARE -- 6.5%
   Alliance Imaging (A)
    7.250%, 12/15/12                               980             997
   Bio-Rad Laboratories (A)
    6.125%, 12/15/14                               525             529

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Biovail (G)
    7.875%, 04/01/10                     $       4,325   $       4,476
   CBD Media Holdings(A)
    9.250%, 07/15/12                             1,700           1,749
   Concentra Operating
    9.500%, 08/15/10                               575             650
    9.125%, 06/01/12 (A)                           350             395
   Curative Health Services
    10.750%, 05/01/11                            3,180           2,846
   Elan Finance PLC
    7.750%, 11/15/11 (A)                         4,450           4,739
    6.290%, 11/15/11 (A)(D)                      1,500           1,579
   Hanover Equipment Trust, Ser B 2001
    8.750%, 09/01/11                               100             109
   HCA
    7.500%, 11/06/33                             1,425           1,454
    6.375%, 01/15/15                               700             703
    6.250%, 02/15/13                               890             898
   HealthSouth
    8.375%, 10/01/11                             1,500           1,556
   Icon Health & Fitness
    11.250%, 04/01/12                              750             630
   Inergy LP (A)
    6.875%, 12/15/14                             1,675           1,683
   Insight Health Services, Ser B
    9.875%, 11/01/11                             7,100           7,171
   Inverness Medical Innovations (A)
    8.750%, 02/15/12                             1,575           1,646
   Kinetic Concepts
    7.375%, 05/15/13                               568             613
   Knowles Electronics
    13.125%, 10/15/09                              625             652
   Medcath Holdings
    9.875%, 07/15/12                             1,800           1,953
   Medical Device (A)
    10.000%, 07/15/12                              425             458
   Medquest Ser B
    11.875%, 08/15/12                            2,500           2,938
   National Mentor (A)
    9.625%, 12/01/12                             2,195           2,332
   National Nephrology (A)
    9.000%, 11/01/11                               750             868
   Norcross Safety Products, Ser B
    9.875%, 08/15/11                             1,650           1,823
   Polypore
    10.650%, 10/01/12 (A)(B)                     3,325           2,128
    8.750%, 05/15/12                               750             784
   Samsonite
    8.875%, 06/01/11                               390             422
   Sybron Dental Specialties
    8.125%, 06/15/12                               850             927
   Triad Hospitals
    7.000%, 11/15/13                             2,150           2,198
   US Oncology
    10.750%, 08/15/14 (A)                       10,540          12,200
    9.000%, 08/15/12 (A)                         2,105           2,352
   Vanguard Health
    9.060%, 10/01/15 (A)(B)(G)                   7,050           4,618
    9.000%, 10/01/14 (A)(G)                      9,990          10,689
   Ventas Realty LP (A)
    6.625%, 10/15/14                               575             588
   WH Holdings
    9.500%, 04/01/11                             3,000           3,300
                                                         ---------------
                                                                85,653
                                                         ---------------


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
INDUSTRIALS -- 19.5%
   Aavid Thermal Technology
    12.750%, 02/01/07                    $       1,600   $       1,752
   Acih (A)(B)
    10.260%, 12/15/12                            1,925           1,391
   Adesa
    7.625%, 06/15/12                             1,000           1,055
   Advanstar Communications
    10.750%, 08/15/10                            1,425           1,608
   Advertising Direct (A)
    9.250%, 11/15/12                               970           1,018
   Aearo
    8.250%, 04/15/12                               685             706
   Air 2 US (A)
    8.027%, 10/01/19                             2,720           2,451
   Alderwoods Group (A)
    7.750%, 09/15/12                               550             594
   Allied Holdings, Ser B
    8.625%, 10/01/07                             1,010             809
   Allied Waste
    6.375%, 04/15/11                             1,610           1,558
   Allied Waste North America
    7.375%, 04/15/14 (G)                           225             215
    6.125%, 02/15/14 (G)                           150             141
    6.125%, 02/15/11                               900             846
   Allied Waste North America, Ser B
    8.500%, 12/01/08 (G)                         3,865           4,097
    8.875%, 04/01/08 (H)                           475             508
   Ames True Temper
    10.000%, 07/15/12                            5,875           6,022
   Amsted Industries (A)
    10.250%, 10/15/11                            1,875           2,119
   Associated Material (A) (B)
    8.750%, 03/01/14                             1,725           1,242
   Atrium, Ser B
    10.500%, 05/01/09                              500             526
   BE Aerospace
    8.500%, 10/01/10                               500             550
   BE Aerospace, Ser B (G)
    8.000%, 03/01/08                             1,325           1,327
   Blount
    8.875%, 08/01/12                             2,320           2,517
   Borden (A)(D)
    6.820%, 07/15/10                             1,873           1,957
   Brand Services
    12.000%, 10/15/12                              325             364
   Brickman Groups, Ser B
    11.750%, 12/15/09                              275             322
   Case New Holland
    9.250%, 08/01/11 (A)                           900           1,001
    6.000%, 06/01/09 (A)                           275             268
   Caterpillar MTN, Ser F (D)(H)
    2.180%, 07/11/05                             1,711           1,711
   CDRV Investors (A)(B)
    9.290%, 01/01/15                             4,395           2,730
   Cenveo (G)
    7.875%, 12/01/13                             3,990           3,711
   Chukchansi Economic
    Development Authority (A)
    14.500%, 06/15/09                            3,035           3,824
   Coinmach
    9.000%, 02/01/10                             3,785           3,955
   Columbus McKinnon
    10.000%, 08/01/10                              675             759
   Consolidated Containers (B)
    8.530%, 06/15/09                             1,275           1,071

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Consolidated Holdings
    10.125%, 07/15/09 (G)                $       1,200   $       1,176
    9.750%, 04/01/12 (A)                           925             999
   Continental Airlines (G)
    9.558%, 09/01/19                             1,515           1,526
    8.000%, 12/15/05                             1,495           1,458
   Continental Airlines, Ser 982A
    6.410%, 04/15/07                             1,199           1,134
   Crompton (A)
    9.875%, 08/01/12                             4,475           5,124
   Crystal US Holdings (A) (B) (G)
    9.180%, 10/01/14                             4,125           2,826
   DR Horton
    5.625%, 01/15/16                             2,300           2,263
   Dayton Superior
    13.000%, 06/15/09                            2,950           3,068
    10.750%, 09/15/08                            3,250           3,477
   Delta Air Lines Ser 2001-1, Cl A-2
    7.570%, 11/18/10 (G)                         6,250           6,165
    7.111%, 09/18/11                             2,250           2,211
   Douglas Dynamics LLC (A)
    7.750%, 01/15/12                             1,260           1,277
   Dow Jones CDX HY (A)
    8.000%, 12/29/09                             4,000           4,102
   Erico International
    8.875%, 03/01/12                               350             367
   Gencorp
    9.500%, 08/15/13                             5,750           6,411
   General Binding
    9.375%, 06/01/08                             1,000           1,000
   Geo Sub
    11.000%, 05/15/12                            1,000           1,005
   Goodman Global Holdings (A)(D)
    5.760%, 06/15/12                             2,765           2,806
   Goodman Global (A)
    7.875%, 12/15/12                             2,935           2,906
   Great Lakes Dredge & Dock (G)
    7.750%, 12/15/13                             1,150           1,047
   Gulfmark Offshore (A)
    7.750%, 07/15/14                             2,875           3,048
   H-lines Finance Holdings (A)(B)
    9.700%, 04/01/13                             2,875           2,070
   Horizon Lines (A)
    9.000%, 11/01/12                             2,850           3,064
   Huntsman Advance Materials (A)
    11.000%, 07/15/10                            1,000           1,190
   Interface
    9.500%, 02/01/14                               550             600
   Invensys PLC (A)
    9.875%, 03/15/11                             5,625           6,047
   Iron Mountain
    6.625%, 01/01/16                               600             560
   IWO Escrow (A)(B)
    9.360%, 01/15/15                               500             310
   K Hovnavian Enterprises
    8.000%, 04/01/12                               565             617
    6.000%, 01/15/10 (A)                           975             981
   K&F Acquisition (A)
    7.750%, 11/15/14                             1,750           1,807
   Kansas City Southern
    9.500%, 10/01/08                             1,695           1,926
   KB Home
    5.875%, 01/15/15                             2,383           2,359
   L-3 Communications
    6.125%, 07/15/13                             1,450           1,497
    5.875%, 01/15/15 (A)                         2,600           2,593

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Laidlaw International
    10.750%, 06/15/11                    $       3,755   $       4,384
   MMI Products, Ser B
    11.250%, 04/15/07                            2,000           2,030
   Maax (A)
    9.750%, 06/15/12                               650             687
   Maax Holdings (A)(B)
    11.710%, 12/15/12                            6,200           3,891
   Meritage Homes (G)
    7.000%, 05/01/14                             2,750           2,860
   Monitronics International
    11.750%, 09/01/10                            3,540           3,863
   MQ Associates (B)
    9.320%, 08/15/12                             3,200           2,416
   Mueller Group
    10.000%, 05/01/12                            6,085           6,633
    6.910%, 11/01/11 (D)                         2,265           2,344
   Mueller Holdings (B)
    10.460%, 04/15/14                            5,155           3,531
   NCL (A)
    10.625%, 07/15/14                            4,300           4,300
   National Waterworks, Ser B
    10.500%, 12/01/12                            1,050           1,181
   Navistar International (G)
    7.500%, 06/15/11                             5,510           5,909
   Nebraska Book (A)
    8.625%, 03/15/12                               925             948
   North Atlantic Trading
    9.250%, 03/01/12                               125             106
   OMI
    7.625%, 12/01/13                             1,000           1,070
   Park-Ohio Industries (A)
    8.375%, 11/15/14                             1,975           1,975
   Ply Gem Industries (G)
    9.000%, 02/15/12                             2,500           2,538
   Polymer Holdings LLC (A)(B)
    10.480%, 07/15/14                            2,875           2,020
   Prestige Brands (A)
    9.250%, 04/15/12                               950           1,009
   Primedia
    8.000%, 05/15/13                             1,850           1,903
    7.665%, 05/15/10 (D)                           975           1,034
   Quality Distributors (A)
    9.000%, 11/15/10                             2,400           2,394
   Rainbow National Services LLC (A)
    8.750%, 09/01/12                             1,625           1,783
   Riddell Bell Holdings (A)
    8.375%, 10/01/12                             1,000           1,035
   RMCC Acquisition (A)
    9.500%, 11/01/12                             2,800           2,793
   SPX
    7.500%, 01/01/13                               900             977
    6.250%, 06/15/11                               125             132
   Schuler Homes
    10.500%, 07/15/11                              425             483
   Seitel (A)
    11.750%, 07/15/11                            1,100           1,161
   Simmons (A)(B)
    9.020%, 12/15/14                             3,625           2,211
   Southern Star
    8.500%, 08/01/10                             3,000           3,323
   Standard Pacific
    7.750%, 03/15/13                             1,230           1,328
   Stena AB
    9.625%, 12/01/12                               225             254
    7.000%, 12/01/16 (A)                         1,715           1,698

------------------------------------------------------------------------
                                         Face Amount     MarketValue
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   TD Funding
    8.375%, 07/15/11                     $       2,100   $       2,252
   TFM
    12.500%, 06/15/12                              375             438
    11.750%, 06/15/09                            4,905           4,997
   THL Buildco (A)(G)
    8.500%, 09/01/14                             4,325           4,520
   Tech Olympic USA
    10.375%, 07/01/12                            5,750           6,440
    7.500%, 01/15/15 (A)                         1,875           1,861
    7.500%, 03/15/11                               475             479
   Tempur Pedic
    10.250%, 08/15/10                            1,170           1,346
   Terex
    9.250%, 07/15/11                             1,000           1,123
    7.375%, 01/15/14 (G)                         2,375           2,547
   Terex, Ser B
    10.375%, 04/01/11                               62              69
   Thermadyne Holdings
    9.250%, 02/01/14                               875             853
   Transportation Technology (A)
    12.500%, 03/31/10                            1,525           1,567
   UGS (A) (G)
    10.000%, 06/01/12                              200             228
   US Concrete
    8.375%, 04/01/14                             1,625           1,751
   Unova
    7.000%, 03/15/08                               400             411
   Westinghouse Air Brake
    6.875%, 07/31/13                             1,000           1,050
   Williams (A)(D)
    5.410%, 05/01/09                             2,300           2,501
   WMG Holdings
    9.300%, 12/15/14 (A)(B)                      4,390           2,804
    6.905%, 12/15/11 (A)(D)                      4,160           4,191
   Xerox
    7.625%, 06/15/13                               655             719
    6.875%, 08/15/11                             1,215           1,294
   Xerox Capital
    8.000%, 02/01/27                             2,350           2,444
                                                         ---------------
                                                               257,831
                                                         ---------------
INFORMATION TECHNOLOGY -- 1.8%
   Activant Solutions
    10.500%, 06/15/11                            1,025           1,102
   Advanced Micro Devices (A)
    7.750%, 11/01/12                             3,600           3,748
   Amkor Technologies (G)
    10.500%, 05/01/09                              625             625
    7.125%, 03/15/11                             1,175           1,105
   Communications & Power
    8.000%, 02/01/12                               200             212
   Flextronics International
    6.500%, 05/15/13                               785             805
    6.250%, 11/15/14 (A)                         3,365           3,331
   Freescale Semiconductor
    7.125%, 07/15/14                             1,275           1,383
    4.820%, 07/15/09 (D)(G)                      1,075           1,119
   Magnachip Semiconductor (A)
    8.000%, 12/15/14                             1,450           1,512
    6.875%, 12/15/11                             1,000           1,030
    5.780%, 12/15/11 (D)(G)                      2,995           3,077
   On Semiconductor (A)(E)
    15.000%, 08/04/11                            1,675           2,487
   Rhythms Netconnections (C)(F)
    12.750%, 04/15/09                            1,126              --

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Unisys
    6.875%, 03/15/10                     $       1,530   $       1,637
   Viasystems
    10.500%, 01/15/11                              875             858
                                                         ---------------
                                                                24,031
                                                         ---------------
MATERIALS -- 10.1%
   AK Steel (G)
    7.750%, 06/15/12                             5,150           5,304
   Abitibi - Consolidated
    7.750%, 06/15/11                               810             850
    6.000%, 06/20/13                               735             701
   Anchor Glass Container
    11.000%, 02/15/13                              825             883
   Appleton Papers
    9.750%, 06/15/14                             5,600           6,188
   Berry Plastics
    10.750%, 07/15/12                            1,050           1,202
   Boise Cascade LLC (A)
    7.125%, 10/15/14                             1,360           1,438
   Bowater Canada Finance
    7.950%, 11/15/11                               550             593
   Bway
    10.000%, 10/15/10                            4,675           4,862
   Cascade (A)
    7.250%, 02/15/13                               425             450
   Century Aluminum (A)(G)
    7.500%, 08/15/14                               875             932
   Constar International (G)
    11.000%, 12/01/12                            1,850           1,919
   Crown Cork & Seal
    8.000%, 04/15/23                             2,175           2,142
    7.000%, 12/15/06                             1,500           1,575
   Crown Euro Holdings
    10.875%, 03/01/13                            3,150           3,725
    9.500%, 03/01/11                               540             616
   Equistar Chemical
    10.625%, 05/01/11 (G)                        5,135           5,957
    10.125%, 09/01/08                            2,100           2,420
    8.750%, 02/15/09                               555             622
   Equistar Chemicals LP
    7.550%, 02/15/26                             1,325           1,308
   Fastentech (A)
    11.500%, 05/01/11                            1,450           1,667
   Foamex (G)
    9.875%, 06/15/07                             3,175           2,603
   Freeport McMoran (G)
    6.875%, 02/01/14                             8,925           8,869
   Georgia Gulf
    7.125%, 12/15/13                               600             648
   Georgia-Pacific
    9.375%, 02/01/13                             1,415           1,648
    7.750%, 11/15/29                             1,370           1,534
   Graham Packaging
    9.875%, 10/15/14 (G)                         5,550           5,925
    8.500%, 10/15/12 (A)                           425             446
   HMP Equity Holdings (E)
    24.760%, 05/15/08                              800             529
   Huntsman International LLC
    15.410%, 12/31/09 (E)                          300             168
    11.625%, 10/15/10 (G)                        2,110           2,495
    11.500%, 07/15/12 (A)                        1,200           1,419
    9.320%, 07/15/11(A)(D)                       1,500           1,672
    7.375%, 01/01/15 (A)                         2,730           2,737

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   IMCO Recycling
    10.375%, 10/15/10                    $         350   $         397
   IMCO Recycling Escrow (A)
    9.000%, 11/15/14                               300             312
   Innophos (A)
    8.875%, 08/15/14                               150             162
   Intertape Polymer (A)
    8.500%, 08/01/14                               525             534
   Ipsco
    8.750%, 06/01/13                             2,295           2,628
   Ispat Inland
    9.750%, 04/01/14 (G)                           975           1,204
    8.756%, 04/01/10 (D)                         1,600           1,740
   Jarden
    9.750%, 05/01/12                             2,350           2,609
   Lyondell Chemical, Ser A
    9.625%, 05/01/07                             4,825           5,308
   Massey Energy
    6.625%, 11/15/10                             3,030           3,166
   Methanex
    8.750%, 08/15/12                             2,720           3,176
   Nalco
    8.875%, 11/15/13                             2,000           2,195
   Neenah Paper (A)
    7.375%, 11/15/14                               450             457
   Newark Group
    9.750%, 03/15/14                             1,975           2,103
   Nova (G)
    6.500%, 01/15/12                             2,585           2,740
   Oregon Steel Mills (G)
    10.000%, 07/15/09                            1,000           1,113
   Owens-Brockway Glass (G)
    8.750%, 11/15/12                             3,895           4,392
   Owens-Illinois (G)
    7.350%, 05/15/08                               875             919
   Peabody Energy
    5.875%, 04/15/16                             2,285           2,274
   Pliant (B)
    7.790%, 06/15/09                               150             139
   Rhodia (G)
    8.875%, 06/01/11                             1,075           1,083
   Rockwood Specialties Group
    10.625%, 05/15/11                              400             460
    7.500%, 11/15/14 (A)(G)                      1,475           1,530
   Ryerson Tull (A)
    8.250%, 12/15/11                             1,850           1,869
   Solo Cup (G)
    8.500%, 02/15/14                             8,125           8,450
   Tekni-Plex (A)(G)
    8.750%, 11/15/13                             1,700           1,692
   Tekni-Plex, Ser B (G)
    12.750%, 06/15/10                              125             119
   United Industries, Ser D
    9.875%, 04/01/09                               775             811
   Wolverine Tube
    10.500%, 04/01/09                            1,625           1,771
    7.375%, 08/01/08 (A)                         2,245           2,223
                                                         ---------------
                                                               133,623
                                                         ---------------
TELECOMMUNICATION SERVICES -- 9.4%
   AT&T (D)
    8.050%, 11/15/11                             2,445           2,815
   American Cellular, Ser B
    10.000%, 08/01/11                            1,170           1,003


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   American Towers
    7.250%, 12/01/11                     $         500   $         530
   Call-Net Enterprises
    10.625%, 12/31/08                            1,375           1,375
   Calpoint Receivables (A)
    7.440%, 12/10/06                             4,981           5,093
   Centennial Communication (G)
    10.750%, 12/15/08                            1,062           1,102
    10.125%, 06/15/13                            4,360           4,894
    8.125%, 02/01/14                             4,875           5,009
   Cincinnati Bell (G)
    8.375%, 01/15/14                             2,875           2,911
   Citizens Communications
    7.625%, 08/15/08                               750             821
    6.250%, 01/15/13                               735             741
   Crown Castle International
    7.500%, 12/01/13                               500             537
   Crown Castle International, Ser B
    7.500%, 12/01/13                               775             833
   Dobson Cellular Systems (A)
    8.375%, 11/01/11                               400             413
   Dobson Communications
    10.875%, 07/01/10                            5,250           4,069
    8.875%, 10/01/13 (G)                         2,470           1,735
   Fairpoint Communications
    12.500%, 05/01/10                            1,125           1,215
    11.875%, 03/01/10                            4,050           4,738
   Fisher Communications (A)
    8.625%, 09/15/14                             1,625           1,755
   GCI (A)
    7.250%, 02/15/14                             2,100           2,100
   Grande Communications Holdings
    14.000%, 04/01/11                            1,750           1,750
   Horizon PCS (A)
    11.375%, 07/15/12                              350             392
   Kabel Deutschland (A)
    10.625%, 07/01/14                            3,550           4,082
   Level 3
    9.125%, 05/01/08                               225             196
   Level 3 Financing (A) (G)
    10.750%, 10/15/11                            2,500           2,263
   Lucent Technologies
    6.450%, 03/15/29                             1,500           1,358
   MCI
    7.735%, 05/01/14 (D)                           225             242
    6.688%, 05/01/09                             5,880           6,086
    5.908%, 05/01/07                             1,203           1,232
   New Skies Satellites
    9.125%, 11/01/12 (A)                           350             357
    7.425%, 11/01/11 (A)(D)                        825             850
   Nextel Communications
    6.875%, 10/31/13                             2,935           3,184
    5.950%, 03/15/14                             1,375           1,423
   Panamsat (A)
    9.000%, 08/15/14                             7,870           8,785
   Panamsat Holdings (A)(B)
    9.010%, 11/01/14                             5,455           3,750
   Primus Telecommunications (G)
    12.750%, 10/15/09                              175             169
    8.000%, 01/15/14                             5,000           4,400
   Qwest (A) (G)
    9.125%, 03/15/12                             1,935           2,235
   Qwest Capital Funding
    7.900%, 08/15/10(G)                          4,125           4,166
    7.750%, 08/15/06                             2,225           2,342
    7.750%, 02/15/31                               350             305
    7.250%, 02/15/11 (G)                         4,125           4,043

------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
    7.000%, 08/03/09                     $         150   $         148
   Qwest Communications International
    7.500%, 02/15/14 (A)                           250             253
    5.790%, 02/15/09 (A)(D)                        950             962
   Qwest Services (A)(D)
    13.500%, 12/15/10                            1,725           2,074
   Rogers Wireless
    8.000%, 12/15/12 (A)(G)                      4,725           4,997
    7.500%, 03/15/15 (A)                         1,470           1,551
    7.250%, 12/15/12 (A)                           940             996
    5.525%, 12/15/10 (A)(D)                      1,165           1,220
   Rural Cellular
    9.875%, 02/01/10                               400             407
    9.750%, 01/15/10                               650             588
    8.250%, 03/15/12                             1,000           1,057
    6.990%, 03/15/10 (D)                         1,350           1,397
   Rural Cellular, Ser B (G)
    9.625%, 05/15/08                               810             770
   Securus Technologies (A)
    11.000%, 09/01/11                              850             850
   Spectrasite
    8.250%, 05/15/10                               650             694
   Time Warner Telecommunications Holdings
    10.125%, 02/01/11 (G)                          125             123
    9.250%, 02/15/14                             1,750           1,785
    6.290%, 02/15/11 (D)                           175             177
   Triton PCS
    8.500%, 06/01/13                               100              97
   Two Escrow (A)(D)
    6.320%, 01/15/12                               665             670
   US Unwired, Ser B
    10.000%, 06/15/12 (A)                          850             958
    6.740%, 06/15/10 (D)                         1,850           1,915
   US West Communications
    5.625%, 11/15/08                               375             382
   Ubiquitel
    9.875%, 03/01/11 (G)                           975           1,094
    9.875%, 03/01/11 (A)(G)                        875             982
   Western Wireless
    9.250%, 07/15/13                               325             353
                                                         ---------------
                                                               123,799
                                                         ---------------
UTILITIES -- 4.4%
    AES (A)(G)
    9.000%, 05/15/15                             3,290           3,767
   Airgas
    9.125%, 10/01/11                             2,500           2,781
   CMS Energy
    9.875%, 10/15/07                             2,780           3,107
   Calpine
    9.875%, 12/01/11 (A)                         2,600           2,275
    9.625%, 09/30/14 (A)                         3,495           3,617
    8.750%, 07/15/07 (G)                           450             394
    8.750%, 07/15/13 (A)(G)                      3,020           2,491
    8.500%, 07/15/10 (A)(G)                      1,350           1,158
    7.820%, 07/15/07 (A)(D)                      5,787           5,309
    7.750%, 04/15/09 (G)                           300             230
   Calpine Canada Energy (G)
    8.500%, 05/01/08                             1,875           1,538
   Edison Mission Energy
    9.875%, 04/15/11                               450             533
   Homer City Funding LLC
    8.734%, 10/01/26                               999           1,164
   Midwest Generation LLC (G)
    8.750%, 05/01/34                             2,711           3,077


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

---------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------
   Mirant Americas (C) (G)
    8.500%, 10/01/21                     $       5,175   $       5,395
   Mirant Americas Generation LLC (C)
    7.625%, 05/01/06                               450             484
   Mission Energy Holding
    13.500%, 07/15/08                            1,395           1,740
   NCG, Ser B
    8.316%, 06/01/27                             4,025           3,416
   Northwest Pipeline
    8.125%, 03/01/10                               425             470
   Reliant Energy
    9.250%, 07/15/10                               225             251
   Reliant Resources
    9.500%, 07/15/13                               645             733
   Sonat
    7.625%, 07/15/11                             1,950           2,018
   Southern Natural Gas
    8.875%, 03/15/10                               725             812
   Star Gas Partner
    10.250%, 02/15/13 (A)                          700             767
    10.250%, 02/15/13                               50              55
   Teco Energy
    10.500%, 12/01/07                            1,500           1,729
    7.500%, 06/15/10                             1,290           1,425
    7.000%, 05/01/12                             1,500           1,639
   Tennessee Gas Pipeline
    7.500%, 04/01/17                             1,000           1,103
   Transcont Gas Pipeline
    7.250%, 12/01/26                             2,985           3,246
   Utilicorp Canada Finance
    7.750%, 06/15/11                             1,500           1,558
                                                         ---------------
                                                                58,282
                                                         ---------------
Total Corporate Obligations
   (Cost $1,256,388) ($ Thousands)                           1,291,887
                                                         ---------------

ASSET-BACKED SECURITIES(D)(H) -- 2.7%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
    2.422%, 11/15/05                               611             611
    2.100%, 07/15/05                                89              89
                                                          --------------
                                                                   700
                                                          --------------
MORTGAGE RELATED SECURITIES -- 2.6%
   Aire Valley Mortgages
    2.410%, 09/20/05                             2,189           2,189
   Blue Heron Funding
    2.447%, 02/23/05                             3,421           3,421
    2.443%, 03/18/05                             1,539           1,539
   Cheyne High Grade
    2.280%, 11/10/05                             1,967           1,967
   Commodore
    2.570%, 12/12/38                             1,574           1,574
   Davis Square Funding
    2.361%, 04/06/05                             1,711           1,711
    2.361%, 05/06/05                             1,711           1,711
   Duke Funding
    2.115%, 04/08/05                             1,711           1,711
   Harwood
    2.460%, 09/20/05                             4,345           4,345
   Orchid Structured Finance
    2.410%, 05/18/05                             3,754           3,754


------------------------------------------------------------------------
                                         Face Amount     Market Value
Description                              ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------
   Park Place Securities
    2.467%, 11/25/05                     $       6,842   $       6,842
   RMAC
    2.390%, 06/12/05                             1,495           1,495
   Saturn Ventures
    2.422%, 02/07/05                             1,711           1,710
   Whitehawk CDO Funding
    2.520%, 06/15/05                               855             855
                                                         ---------------
                                                                34,824
                                                         ---------------
Total Asset-Backed Securities
   (Cost $35,524) ($ Thousands)                                 35,524
                                                         ---------------

COMMERCIAL PAPER (H)(I) -- 2.7%

FINANCIALS -- 2.7%
   Altamira Funding
    2.435%, 02/03/05                               736             734
   Belford Funding
    2.421%, 01/07/05                             3,421           3,420
   CPI Funding
    2.455%, 02/01/05                             3,930           3,921
   CRE-8 Funding
    2.470%, 01/03/05                               855             855
   Concord, Ser B
    2.390%, 01/13/05                               496             496
   GE Capital
    1.750%, 01/03/05                             2,074           2,074
   Georgetown Funding
    2.508%, 02/17/05                             3,421           3,410
    2.421%, 02/04/05                             1,801           1,797
   Golden Fish
    2.456%, 02/07/05                               830             827
    2.422%, 01/11/05                               762             761
    2.413%, 01/20/05                               382             381
    2.303%, 01/18/05                             2,061           2,059
   Harwood Street Funding
    2.414%, 01/25/05                             1,260           1,258
   Main Street Warehouse
    2.503%, 01/18/05                             2,395           2,392
    2.501%, 01/04/05                             2,805           2,805
   Thornburg
    2.503%, 01/18/05                               372             371
    2.501%, 01/07/05                             3,079           3,078
    2.402%, 01/14/05                             2,395           2,393
    2.385%, 02/01/05                             2,976           2,970
                                                         ---------------
Total Commercial Paper
   (Cost $36,002) ($ Thousands)                                 36,002
                                                         ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%

FINANCIAL SERVICES -- 0.7%
   FHLB (I)
    2.020%, 01/19/05                             1,765           1,763
   FHLMC (I)
     2.331%, 01/10/05                            4,040           4,040
   FHLMC CMO, Ser 2621, Cl LJ IO
    5.500%, 12/15/26                             4,276             496
   FHLMC, Ser 2603, Cl LI IO
    5.500%, 09/15/28                             2,161             307
   FHLMC, Ser 2696, Cl NI IO
    5.500%, 03/15/23                             2,801             188


--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

------------------------------------------------------------------------
                                    Shares/Face Amount    Market Value
Description                         ($ Thousands)         ($ Thousands)
------------------------------------------------------------------------
   FNMA, Ser 2003-37, Cl LG IO
    5.500%, 05/25/32                     $       2,568   $         328
   FNMA CMO, Ser 342, Cl 2 IO
    6.000%, 09/01/33                               767             156
   FNMA (I)
    2.260%, 01/12/05                             2,319           2,319
                                                         ---------------
Total U.S. Government Agency Obligations
   (Cost $9,551) ($ Thousands)                                   9,597
                                                         ---------------

PREFERRED/CONVERTIBLE STOCKS -- 1.4%
   Crown Castle*                                57,000           2,779
   Dobson Communications (G)*                   41,510           1,889
   Granite*                                     19,500             936
   General Nutrition Center,                     1,750           1,698
   Paxson Communications PIK*                      285              21
   Paxson Communications PIK (G)*               83,772           6,157
   Primedia, Ser D                              26,500           2,650
   Primedia, Ser H                               6,000             549
   Rural Cellular PIK (G)*                      11,409             662
   Rural Cellular, Ser B PIK*                    9,500             736
                                                         ---------------
Total Preferred/Convertible Stocks
   (Cost $21,651) ($ Thousands)                                 18,077
                                                         ---------------

COMMON STOCK -- 0.5%
   Crown Castle International*                  16,863             280
   MCI*                                        143,693           2,897
   Telewest Global (G)*                        166,195           2,922
                                                         ---------------
Total Common Stock
   (Cost $5,875) ($ Thousands)                                   6,099
                                                         ---------------

WARRANTS -- 0.1%
   American Tower, Expires 08/01/08                725             167
   Bear Stearns
     Expires: 04/01/2011,                        1,750              17
   Horizon PCS,
     Expires 10/01/10 (F)                        3,100              --
   Huntsman
     Expires 05/15/2011                            800             376
   IPCS
     Expires 07/15/10 (F)                        1,250              --
   Iwo Holdings
     Expires 01/15/11 (F)                        1,850              --
   Leap Wireless International
     Expires 04/15/10 (F)                        4,700              --
   Mueller Holdings
     Expires 04/15/14                            5,155             361
   Pegasus Communications,
     Expires 01/01/07                              250              --
   Travelcenters of America,
     Expires 05/01/09                            2,500              12
   Travelcenters of America,
     Expires 05/01/09 (F)                        7,500              38
                                                         ---------------
Total Warrants
   (Cost $340) ($ Thousands)                                       971
                                                         ---------------

CASH EQUIVALENTS -- 1.1%
   Bear Stearns Master Notes (H)             3,421,103           3,421
   SEI Daily Income Trust, Prime
    Obligation Fund, Cl A ++                11,159,860          11,160
                                                         ---------------

------------------------------------------------------------------------
                                    Shares/Face Amount   Market Value
Description                         ($ Thousands)        ($ Thousands)
------------------------------------------------------------------------
Total Cash Equivalents
   (Cost $14,581) ($ Thousands)                          $      14,581
                                                         ---------------

U.S. TREASURY OBLIGATION (I)  -- 0.2%
   U.S. Treasury Bills
    2.008%, 01/27/05                     $       2,000           1,998
                                                         ---------------
Total U.S. Treasury Obligation
   (Cost $1,997) ($ Thousands)                                   1,998
                                                         ---------------

REPURCHASE AGREEMENTS (H)  -- 2.9%
Deutsche Bank
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $14,713,500 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $2,289,984-
   $4,059,138, 3.000%-
   6.790%,05/24/05-05/23/12; with total
   market value $15,004,982)                    14,711          14,711
Goldman Sachs Group
   2.230%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $21,269,424 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $1,525,504-
   $9,290,005, 0.000%-
   7.500%,01/15/07-11/15/22; with total
   market value $21,690,793)                    21,265          21,265
Lehman Brothers
   2.250%, dated 12/31/04, to be
   repurchased on 01/03/05, repurchase
   price $2,429,438 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $690,994-
   $1,753,144, 2.500%-6.625%,
   06/15/08-09/15/09; with total market
   value $2,477,579                              2,429           2,429
                                                         ---------------
Total Repurchase Agreements
   (Cost $38,405) ($ Thousands)                                 38,405
                                                         ---------------

Total Investments -- 110.1%
   (Cost $1,420,314) ($ Thousands)                       $   1,453,141
                                                         ---------------

Percentages are based on Net Assets of $1,320,173,532
*  Non-income producing security.
+  Bank Loan.
++ Pursuant to an exemptive order issued by the Securities and Exchange
   Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2004. The coupon on a step bond changes on a specified date.
(C) Security in default on interest payments.
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2004.
(E) Zero-coupon security. Rate shown is the effective yield at the date of purchase.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
December 31, 2004

(F) Securities considered illiquid. The total value of such securities as of December 31, 2004 was $413,500.
(G) This security or a partial position of this security is on loan at December 31, 2004 . The total value of securities on loan at December 31, 2004 was $172,707,632.
(H) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2004 was $180,763,483.
(I) The rate reported is the effective yield at time of purchase. At December 31, 2004, the tax basis cost of the Fund's investments was $1,420,313,625 and the unrealized appreciation and depreciation were $51,467,383 and $(18,650,962), respectively.
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.

                          Credit Default Swap
------------------------------------------------------------------------
      Description           Notional Amount          Net Unrealized
                               (Thousands)           Depreciation
                                                      (Thousands)
------------------------------------------------------------------------
Written SWAP -
 Premium $85
Counter Party -
 JP Morgan Chase                 3,000                   ($11)
------------------------------------------------------------------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual financial statements.

--------------------------------------------------------------------------------
          SEI Institutional Managed Trust / Quarterly Report / December 31, 2004

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Managed Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer
Date February 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer
Date February 23, 2005


By (Signature and Title)*                    /s/ Peter A. Rodriguez
                                             ----------------------
                                             Peter (Pedro) A. Rodriguez
                                             Chief Financial Officer
Date February 23, 2005

*   Print the name and title of each signing officer under his or her signature.